UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2018, is filed herewith.

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.4%

	Aerospace & Defense — 1.1%
4,066	Boeing Co. (The)	1,364,184
1,550	Lockheed Martin Corp.	457,917
5,416	Northrop Grumman Corp.	1,666,503
8,017	Spirit AeroSystems Holdings, Inc. Class A	688,740
5,407	United Technologies Corp.	676,037

		4,853,381

	Airlines — 1.6%
53,850	American Airlines Group, Inc.‡	2,044,146
60,993	Delta Air Lines, Inc.	3,021,593
28,819	United Continental Holdings, Inc.*	2,009,549

		7,075,288

	Apparel — 1.3%
24,000	Hanesbrands, Inc.‡	528,480
14,800	LVMH Moet Hennessy Louis Vuitton SE, ADR‡	981,240
11,908	Michael Kors Holdings, Ltd.*	793,073
22,621	NIKE, Inc. Class B	1,802,441
7,062	PVH Corp.	1,057,323
1,346	Ralph Lauren Corp.	169,219
5,141	VF Corp.	419,094

		5,750,870

	Auto Manufacturers — 0.9%
32,079	Fiat Chrysler Automobiles NV	605,972
89,559	General Motors Co.	3,528,625

		4,134,597

	Auto Parts & Equipment — 1.0%
38,100	Goodyear Tire & Rubber Co. (The)	887,349
8,274	Lear Corp.	1,537,392
39,066	Magna International, Inc. Class A	2,270,906

		4,695,647

	Banks — 5.8%
114,817	Bank of America Corp.	3,236,691
20,900	BNP Paribas SA, ADR	642,884
2,492	Capital One Financial Corp.	229,015
8,691	CIT Group, Inc.	438,113
112,256	Citigroup, Inc.	7,512,171
38,672	Citizens Financial Group, Inc.	1,504,341
92,434	Fifth Third Bancorp	2,652,856
20,110	First Republic Bank	1,946,447
1,777	Goldman Sachs Group (The), Inc.	391,953
29,339	JPMorgan Chase & Co.	3,057,124
28,850	Morgan Stanley	1,367,490

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
152,227	Regions Financial Corp.	2,706,596

		25,685,681

	Beverages — 4.4%
37,750	Anheuser-Busch InBev SA, ADR‡	3,803,690
142,275	Coca-Cola Co. (The)	6,240,182
4,805	Constellation Brands, Inc. Class A	1,051,670
21,230	Diageo Plc, ADR‡	3,057,332
35,900	Heineken NV, ADR‡	1,802,180
16,800	Molson Coors Brewing Co. Class B	1,143,072
22,950	PepsiCo, Inc.	2,498,567

		19,596,693

	Biotechnology — 2.2%
13,755	Alexion Pharmaceuticals, Inc.*	1,707,683
595	Amgen, Inc.	109,831
25,439	Celgene Corp.*	2,020,365
19,250	Gilead Sciences, Inc.	1,363,670
7,269	Illumina, Inc.*	2,030,159
3,600	Shire Plc, ADR	607,680
11,510	Vertex Pharmaceuticals, Inc.*	1,956,240

		9,795,628

	Building Materials — 0.3%
41,287	Masco Corp.	1,544,960

	Chemicals — 2.5%
24,599	Celanese Corp. Series A	2,731,965
13,620	DowDuPont, Inc.	897,830
6,300	Eastman Chemical Co.	629,748
39,201	LyondellBasell Industries NV Class A	4,306,230
6,405	Sherwin-Williams Co. (The)	2,610,486

		11,176,259

	Commercial Services — 2.7%
15,000	Macquarie Infrastructure Corp.	633,000
3,664	ManpowerGroup, Inc.	315,324
14,797	New Oriental Education & Technology Group, Inc., ADR	1,400,684
33,053	PayPal Holdings, Inc.*	2,752,323
35,096	Quanta Services, Inc.*	1,172,206
19,631	Robert Half International, Inc.	1,277,978
3,119	S&P Global, Inc.	635,933
6,007	United Rentals, Inc.*	886,753
150,635	Western Union Co. (The)	3,062,410

		12,136,611

	Computers — 2.6%
23,707	Apple, Inc.	4,388,403
19,180	Cognizant Technology Solutions Corp. Class A	1,515,028

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Computers — continued
31,245	Hewlett Packard Enterprise Co.	456,489
78,303	HP, Inc.	1,776,695
1,991	International Business Machines Corp.	278,143
47,058	Seagate Technology Plc	2,657,365
6,661	Western Digital Corp.	515,628

		11,587,751

	Cosmetics & Personal Care — 1.4%
9,470	Estee Lauder Cos. (The), Inc. Class A	1,351,274
62,812	Procter & Gamble Co. (The)	4,903,105

		6,254,379

	Distribution & Wholesale — 0.4%
4,364	HD Supply Holdings, Inc.*	187,172
4,811	W.W. Grainger, Inc.	1,483,712

		1,670,884

	Diversified Financial Services — 5.0%
110,811	Ally Financial, Inc.	2,911,005
33,489	Ameriprise Financial, Inc.	4,684,441
33,696	Charles Schwab Corp. (The)	1,721,866
22,997	Discover Financial Services	1,619,219
26,100	Invesco, Ltd.	693,216
21,825	Jefferies Financial Group, Inc.	496,301
13,183	Mastercard, Inc. Class A	2,590,723
17,915	Navient Corp.	233,432
22,800	OneMain Holdings, Inc.*	759,012
62,000	Santander Consumer USA Holdings, Inc.	1,183,580
51,800	SLM Corp.*	593,110
73,418	Synchrony Financial	2,450,693
17,847	Visa, Inc. Class A‡	2,363,835

		22,300,433

	Electric — 0.6%
65,934	AES Corp.	884,175
3,046	CenterPoint Energy, Inc.	84,405
18,227	Entergy Corp.	1,472,559
1,789	Pinnacle West Capital Corp.	144,122

		2,585,261

	Electrical Components & Equipment — 0.1%
3,478	Acuity Brands, Inc.‡	402,996

	Electronics — 1.0%
15,450	Agilent Technologies, Inc.	955,428
83,971	Corning, Inc.	2,310,042
12,916	TE Connectivity, Ltd.	1,163,215

		4,428,685

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.2%
17,500	AECOM*	578,025
5,275	Jacobs Engineering Group, Inc.	334,910

		912,935

	Entertainment — 0.0%
6,300	Cinemark Holdings, Inc.	221,004

	Food — 4.4%
82,726	Conagra Brands, Inc.	2,955,800
20,209	General Mills, Inc.	894,450
68,900	Kellogg Co.‡	4,814,043
52,474	Kroger Co. (The)	1,492,885
81,925	Nestle SA, ADR	6,343,453
42,440	Sysco Corp.	2,898,228
5,521	Tyson Foods, Inc. Class A	380,121

		19,778,980

	Health Care - Products — 1.2%
25,057	Baxter International, Inc.	1,850,209
8,684	Edwards Lifesciences Corp.*	1,264,130
7,700	IDEXX Laboratories, Inc.*	1,678,138
3,800	Zimmer Biomet Holdings, Inc.	423,472

		5,215,949

	Health Care - Services — 1.3%
3,722	Aetna, Inc.	682,987
5,380	Humana, Inc.	1,601,249
9,286	Laboratory Corp. of America Holdings*	1,667,116
5,129	Quest Diagnostics, Inc.	563,882
5,513	UnitedHealth Group, Inc.	1,352,560

		5,867,794

	Home Builders — 1.0%
38,056	D.R. Horton, Inc.	1,560,296
122	NVR, Inc.*	362,383
81,898	PulteGroup, Inc.	2,354,567

		4,277,246

	Housewares — 0.2%
19,300	Tupperware Brands Corp.	795,932

	Insurance — 3.4%
18,803	Allstate Corp. (The)	1,716,150
9,316	Berkshire Hathaway, Inc. Class B*	1,738,831
53,692	Hartford Financial Services Group (The), Inc.	2,745,272
22,787	Lincoln National Corp.	1,418,491
56,747	MetLife, Inc.	2,474,169
18,605	Prudential Financial, Inc.	1,739,753

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
21,116	Unum Group	781,081
53,054	Voya Financial, Inc.	2,493,538

		15,107,285

	Internet — 5.8%
13,206	Alibaba Group Holding, Ltd., ADR*	2,450,109
1,320	Alphabet, Inc. Class A*	1,490,531
2,350	Alphabet, Inc. Class C*	2,621,777
1,789	Amazon.com, Inc.*	3,040,942
1,521	Booking Holdings, Inc.*	3,083,204
29,027	Ctrip.com International, Ltd., ADR*	1,382,556
143,356	eBay, Inc.*	5,198,089
5,634	F5 Networks, Inc.*	971,583
14,136	Facebook, Inc. Class A*	2,746,908
4,086	MercadoLibre, Inc.‡	1,221,428
10,990	VeriSign, Inc.*	1,510,246

		25,717,373

	Iron & Steel — 0.4%
7,740	Reliance Steel & Aluminum Co.	677,560
25,889	Steel Dynamics, Inc.	1,189,599

		1,867,159

	Leisure Time — 1.0%
63,550	Carnival Corp.	3,642,050
19,100	Norwegian Cruise Line Holdings, Ltd.*	902,475

		4,544,525

	Lodging — 0.7%
11,251	Las Vegas Sands Corp.	859,127
18,950	Marriott International, Inc. Class A	2,399,070
675	Wyndham Destinations, Inc.	29,882

		3,288,079

	Machinery - Diversified — 0.5%
30,032	Cognex Corp.	1,339,727
8,330	Cummins, Inc.	1,107,890

		2,447,617

	Media — 3.7%
245,100	Comcast Corp. Class A	8,041,731
57,383	News Corp. Class A	889,437
74,250	Walt Disney Co. (The)	7,782,142

		16,713,310

	Mining — 0.1%
16,397	Teck Resources, Ltd. Class B	417,304

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 0.8%
20,145	General Electric Co.	274,173
13,375	Illinois Tool Works, Inc.	1,852,973
19,186	Textron, Inc.	1,264,549

		3,391,695

	Oil & Gas — 6.9%
22,296	Anadarko Petroleum Corp.	1,633,182
76,773	BP Plc, ADR	3,505,455
82,900	Canadian Natural Resources, Ltd.	2,990,203
4,160	Chevron Corp.	525,949
66,676	ConocoPhillips	4,641,983
42,900	Devon Energy Corp.	1,885,884
10,500	Helmerich & Payne, Inc.	669,480
5,853	HollyFrontier Corp.	400,521
33,231	Marathon Oil Corp.	693,199
53,185	Marathon Petroleum Corp.	3,731,460
9,044	Occidental Petroleum Corp.	756,802
17,989	Phillips 66	2,020,344
6,708	Pioneer Natural Resources Co.	1,269,422
52,604	Southwestern Energy Co.*	278,801
52,341	Valero Energy Corp.	5,800,953

		30,803,638

	Oil & Gas Services — 0.7%
23,200	Halliburton Co.	1,045,392
19,600	Oceaneering International, Inc.	499,016
22,000	Schlumberger, Ltd.	1,474,660

		3,019,068

	Packaging & Containers — 0.5%
18,100	Crown Holdings, Inc.*	810,156
29,628	Sealed Air Corp.	1,257,709

		2,067,865

	Pharmaceuticals — 4.9%
4,200	AbbVie, Inc.	389,130
51,135	Bristol-Myers Squibb Co.	2,829,811
37,207	CVS Health Corp.	2,394,270
10,117	Eli Lilly & Co.	863,284
33,117	Express Scripts Holding Co.*	2,556,964
36,300	Horizon Pharma Plc*	601,128
2,700	Jazz Pharmaceuticals Plc*	465,210
27,221	Johnson & Johnson	3,302,996
18,538	McKesson Corp.	2,472,969
30,445	Merck & Co., Inc.	1,848,011
20,300	Mylan NV*	733,642
77,049	Pfizer, Inc.	2,795,338
10,200	Portola Pharmaceuticals, Inc.* ‡	385,254
1,188	Zoetis, Inc.	101,206

		21,739,213

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Pipelines — 0.2%
55,600	Kinder Morgan, Inc.	982,452

	Private Equity — 1.1%
52,220	Blackstone Group, LP (The)*	1,679,917
127,030	KKR & Co., LP*	3,156,696

		4,836,613

	Real Estate — 0.4%
35,478	CBRE Group, Inc. Class A*	1,693,720

	REITS — 0.3%
60,616	Host Hotels & Resorts, Inc. REIT	1,277,179

	Retail — 9.5%
5,100	Advance Auto Parts, Inc.	692,070
37,715	Best Buy Co., Inc.	2,812,785
7,398	Costco Wholesale Corp.	1,546,034
28,900	Darden Restaurants, Inc.	3,094,034
28,625	Dunkin’ Brands Group, Inc.‡	1,977,129
9,503	Foot Locker, Inc.	500,333
13,325	Gap (The), Inc.	431,597
15,425	Home Depot (The), Inc.	3,009,418
30,426	Kohl’s Corp.	2,218,055
4,201	Lowe’s Cos., Inc.	401,490
15,142	Macy’s, Inc.	566,765
36,150	McDonald’s Corp.	5,664,343
14,806	Ross Stores, Inc.	1,254,809
65,775	Starbucks Corp.	3,213,109
22,153	Target Corp.	1,686,286
19,259	Ulta Salon Cosmetics & Fragrance, Inc.*	4,496,206
4,566	Walgreens Boots Alliance, Inc.	274,028
86,537	Walmart, Inc.	7,411,894
17,650	Williams-Sonoma, Inc.‡	1,083,357
1,914	Yum! Brands, Inc.	149,713

		42,483,455

	Semiconductors — 1.9%
64,072	Applied Materials, Inc.	2,959,486
9,237	KLA-Tencor Corp.	947,069
52,772	Micron Technology, Inc.*	2,767,364
8,271	NVIDIA Corp.	1,959,400

		8,633,319

	Shipbuilding — 0.2%
3,771	Huntington Ingalls Industries, Inc.	817,515

	Software — 7.3%
25,504	Activision Blizzard, Inc.	1,946,465
8,650	Adobe Systems, Inc.*	2,108,957

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Software — continued
13,082	Akamai Technologies, Inc.*	957,995
25,733	CA, Inc.	917,381
38,196	Cadence Design Systems, Inc.*	1,654,269
16,144	CDK Global, Inc.	1,050,167
30,181	Citrix Systems, Inc.*	3,164,176
59,900	First Data Corp. Class A*	1,253,707
9,398	Intuit, Inc.	1,920,058
77,605	Microsoft Corp.	7,652,629
15,417	MSCI, Inc. Class A	2,550,434
16,500	salesforce.com, Inc.*	2,250,600
12,594	ServiceNow, Inc.*	2,172,087
17,396	Splunk, Inc.*	1,724,118
12,963	Synopsys, Inc.*	1,109,244

		32,432,287

	Telecommunications — 1.6%
40,635	AT&T, Inc.	1,304,790
28,071	CenturyLink, Inc.	523,244
39,659	Cisco Systems, Inc.	1,706,527
5,957	Juniper Networks, Inc.	163,341
6,828	Motorola Solutions, Inc.	794,574
55,662	Verizon Communications, Inc.	2,800,355

		7,292,831

	Trucking & Leasing — 0.3%
24,900	AerCap Holdings NV*	1,348,335

	TOTAL COMMON STOCKS (COST $368,715,873)	425,667,681

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.1%

	Bank Deposit — 4.3%
19,307,672	State Street Bank & Trust Euro Time Deposit, 0.28%, due 07/02/18	19,307,672

	Mutual Fund - Securities Lending Collateral — 1.6%
6,987,457	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82%## ***	6,987,457

	U.S. Government and Agency Obligations — 0.2%
1,100,000	United States Treasury Bill, 1.87%, due 09/27/18** ‡‡	1,095,002

	TOTAL SHORT-TERM INVESTMENTS (COST $27,390,222)	27,390,131

	TOTAL INVESTMENTS — 101.5% (Cost $396,106,095)	453,057,812

	Other Assets and Liabilities (net) — (1.5)%	(6,632,305)

	NET ASSETS — 100.0%	$446,425,507

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of June 30, 2018.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
126	S&P 500 E-mini Index	Sep 2018	$17,146,080	$(97,023)
7	S&P Mid 400 E-mini Index	Sep 2018	1,369,270	(18,749)

				$(115,772)

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.4
Futures Contracts	0.0
Short-Term Investments	6.1
Other Assets and Liabilities (net)	(1.5)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Aerospace & Defense — 1.4%
29,660	HEICO Corp.‡	2,163,086
15,620	KLX, Inc.*	1,123,078
39,000	Spirit AeroSystems Holdings, Inc. Class A	3,350,490
12,895	Teledyne Technologies, Inc.*	2,566,879
7,374	TransDigm Group, Inc.‡	2,545,062

		11,748,595

	Airlines — 0.8%
24,100	Alaska Air Group, Inc.	1,455,399
111,000	JetBlue Airways Corp.*	2,106,780
62,110	SkyWest, Inc.	3,223,509

		6,785,688

	Apparel — 0.7%
27,841	Carter’s, Inc.	3,017,686
15,281	Columbia Sportswear Co.	1,397,753
22,200	Michael Kors Holdings, Ltd.*	1,478,520

		5,893,959

	Auto Manufacturers — 0.2%
93,900	Wabash National Corp.	1,752,174

	Auto Parts & Equipment — 2.3%
45,100	Allison Transmission Holdings, Inc.	1,826,099
30,100	BorgWarner, Inc.	1,299,116
8,800	Cooper-Standard Holdings, Inc.*	1,149,896
94,640	Delphi Technologies Plc	4,302,334
26,812	Dorman Products, Inc.*	1,831,528
61,600	Goodyear Tire & Rubber Co. (The)	1,434,664
9,700	Lear Corp.	1,802,357
27,700	Tenneco, Inc.	1,217,692
39,700	Tower International, Inc.	1,262,460
12,275	Visteon Corp.*	1,586,421
10,712	WABCO Holdings, Inc.*	1,253,518

		18,966,085

	Banks — 6.0%
96,276	BankUnited, Inc.	3,932,875
40,300	CIT Group, Inc.	2,031,523
30,013	Columbia Banking System, Inc.	1,227,532
58,887	East-West Bancorp, Inc.	3,839,432
32,400	Fidelity Southern Corp.	823,284
53,719	First Interstate BancSystem, Inc.	2,266,942
41,415	Glacier Bancorp, Inc.	1,601,932
36,137	Great Western Bancorp, Inc.	1,517,393
48,700	Hanmi Financial Corp.	1,380,645
50,130	Home BancShares, Inc.	1,130,933

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
91,700	Hope Bancorp, Inc.	1,635,011
95,100	Old National Bancorp	1,768,860
23,462	Pinnacle Financial Partners, Inc.	1,439,394
154,500	Regions Financial Corp.	2,747,010
18,455	Signature Bank*	2,360,025
19,615	SVB Financial Group*	5,664,027
134,400	TCF Financial Corp.	3,308,928
20,367	Texas Capital Bancshares, Inc.*	1,863,580
16,667	UMB Financial Corp.	1,270,525
34,804	Webster Financial Corp.	2,217,015
57,551	Western Alliance Bancorp*	3,257,962
56,000	Zions Bancorporation	2,950,640

		50,235,468

	Biotechnology — 1.5%
28,270	Acceleron Pharma, Inc.* ‡	1,371,660
15,950	Alnylam Pharmaceuticals, Inc.*	1,570,916
68,015	Amicus Therapeutics, Inc.* ‡	1,062,394
9,250	Bio-Rad Laboratories, Inc. Class A*	2,668,995
66,420	Medicines Co. (The)* ‡	2,437,614
12,697	Sage Therapeutics, Inc.*	1,987,462
11,400	United Therapeutics Corp.*	1,289,910

		12,388,951

	Building Materials — 1.9%
126,260	Builders FirstSource, Inc.*	2,309,295
38,482	Eagle Materials, Inc.	4,039,456
15,705	Lennox International, Inc.‡	3,143,356
26,500	Owens Corning	1,679,305
11,175	Simpson Manufacturing Co., Inc.	694,973
90,973	Summit Materials, Inc. Class A*	2,388,041
40,497	US Concrete, Inc.*	2,126,093

		16,380,519

	Chemicals — 3.3%
63,660	Axalta Coating Systems, Ltd.*	1,929,535
38,773	Cabot Corp.	2,395,008
13,100	Celanese Corp. Series A	1,454,886
26,400	Eastman Chemical Co.	2,638,944
189,882	Huntsman Corp.	5,544,554
22,269	Ingevity Corp.*	1,800,671
82,250	Orion Engineered Carbons SA	2,537,413
13,668	Quaker Chemical Corp.	2,116,763
63,725	RPM International, Inc.	3,716,442
35,490	W.R. Grace & Co.	2,601,772
10,278	Westlake Chemical Corp.	1,106,221

		27,842,209

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.1%
6,492	Arch Coal, Inc.	509,168

	Commercial Services — 7.9%
69,504	Avis Budget Group, Inc.*	2,258,880
61,776	Booz Allen Hamilton Holding Corp.	2,701,464
16,637	Bright Horizons Family Solutions, Inc.*	1,705,625
15,400	Carriage Services, Inc.	378,070
25,306	CoStar Group, Inc.*	10,442,015
50,276	Deluxe Corp.	3,328,774
46,294	Gartner, Inc.* ‡	6,152,473
20,883	Grand Canyon Education, Inc.*	2,330,752
24,755	HealthEquity, Inc.* ‡	1,859,100
9,425	LSC Communications, Inc.	147,596
29,000	ManpowerGroup, Inc.	2,495,740
28,634	MarketAxess Holdings, Inc.	5,665,523
7,380	Morningstar, Inc.	946,485
55,837	Nielsen Holdings Plc	1,727,038
26,357	Paylocity Holding Corp.*	1,551,373
108,391	Ritchie Bros Auctioneers, Inc.	3,698,301
33,250	Robert Half International, Inc.	2,164,575
25,133	RR Donnelley & Sons Co.	144,766
28,140	ServiceMaster Global Holdings, Inc.*	1,673,486
46,600	Total System Services, Inc.	3,938,632
68,803	TransUnion	4,929,047
73,600	Western Union Co. (The)‡	1,496,288
24,879	WEX, Inc.*	4,738,952

		66,474,955

	Computers — 1.8%
19,700	Amdocs, Ltd.	1,303,943
77,300	Convergys Corp.	1,889,212
13,925	EPAM Systems, Inc.*	1,731,295
46,310	Fortinet, Inc.*	2,891,133
24,729	Lumentum Holdings, Inc.*	1,431,809
123,710	NCR Corp.* ‡	3,708,826
42,200	Seagate Technology Plc	2,383,034

		15,339,252

	Distribution & Wholesale — 0.8%
30,425	G-III Apparel Group, Ltd.*	1,350,870
33,678	KAR Auction Services, Inc.	1,845,555
10,508	Pool Corp.	1,591,962
25,400	ScanSource, Inc.*	1,023,620
16,195	SiteOne Landscape Supply, Inc.* ‡	1,359,894

		7,171,901

	Diversified Financial Services — 3.6%
143,468	Ally Financial, Inc.	3,768,904
28,318	Artisan Partners Asset Management, Inc. Class A	853,788

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued
26,046	E*TRADE Financial Corp.*	1,592,973
30,873	Eaton Vance Corp.	1,611,262
18,000	Federal Agricultural Mortgage Corp. Class C	1,610,640
131,805	Jefferies Financial Group, Inc.	2,997,246
42,900	Lazard, Ltd. Class A	2,098,239
54,700	Legg Mason, Inc.	1,899,731
31,360	LPL Financial Holdings, Inc.	2,055,335
96,000	Navient Corp.	1,250,880
85,918	OneMain Holdings, Inc.*	2,860,210
27,525	Raymond James Financial, Inc.	2,459,359
19,320	SEI Investments Co.	1,207,886
179,287	SLM Corp.*	2,052,836
16,943	Stifel Financial Corp.	885,272
27,985	WageWorks, Inc.*	1,399,250

		30,603,811

	Electric — 1.2%
144,200	AES Corp.	1,933,722
23,100	CenterPoint Energy, Inc.	640,101
27,000	Entergy Corp.	2,181,330
81,314	OGE Energy Corp.	2,863,066
40,604	Portland General Electric Co.	1,736,227
12,900	SCANA Corp.	496,908

		9,851,354

	Electrical Components & Equipment — 0.3%
16,618	Advanced Energy Industries, Inc.*	965,339
32,912	Generac Holdings, Inc.*	1,702,538

		2,667,877

	Electronics — 2.4%
21,700	Arrow Electronics, Inc.*	1,633,576
22,700	Avnet, Inc.	973,603
50,400	Flex, Ltd.*	711,144
80,033	FLIR Systems, Inc.	4,159,315
34,000	Jabil, Inc.	940,440
21,384	Keysight Technologies, Inc.*	1,262,298
4,323	Mettler-Toledo International, Inc.*	2,501,418
36,793	National Instruments Corp.	1,544,570
43,100	Sanmina Corp.*	1,262,830
45,422	Trimble, Inc.*	1,491,658
68,200	TTM Technologies, Inc.*	1,202,366
117,800	Vishay Intertechnology, Inc.‡	2,732,960

		20,416,178

	Energy-Alternate Sources — 0.1%
61,000	Renewable Energy Group, Inc.* ‡	1,088,850

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 1.0%
77,064	Exponent, Inc.	3,722,191
47,469	Fluor Corp.	2,315,538
53,860	MasTec, Inc.*	2,733,395

		8,771,124

	Entertainment — 1.8%
82,969	Lions Gate Entertainment Corp. Class B	1,946,453
38,298	Live Nation Entertainment, Inc.*	1,860,134
4,345	Madison Square Garden Co. (The) Class A*	1,347,776
31,556	Penn National Gaming, Inc.*	1,059,966
32,660	Scientific Games Corp. Class A*	1,605,239
36,470	Six Flags Entertainment Corp.‡	2,554,723
16,748	Vail Resorts, Inc.	4,592,134

		14,966,425

	Food — 1.3%
22,700	Ingles Markets, Inc. Class A	721,860
64,700	Pilgrim’s Pride Corp.*	1,302,411
41,780	Pinnacle Foods, Inc.	2,718,207
20,600	Sanderson Farms, Inc.‡	2,166,090
29,600	SpartanNash Co.	755,392
51,063	Sprouts Farmers Market, Inc.*	1,126,960
21,188	US Foods Holding Corp.*	801,330
18,909	Weis Markets, Inc.	1,008,606

		10,600,856

	Forest Products & Paper — 0.2%
20,500	Clearwater Paper Corp.*	473,550
35,400	Schweitzer-Mauduit International, Inc.	1,547,688

		2,021,238

	Hand & Machine Tools — 0.5%
20,342	Lincoln Electric Holdings, Inc.	1,785,214
24,900	Regal Beloit Corp.	2,036,820

		3,822,034

	Health Care - Products — 2.8%
17,630	Cantel Medical Corp. Class B	1,734,087
21,488	DENTSPLY SIRONA, Inc.	940,530
11,963	ICU Medical, Inc.*	3,512,935
13,000	Integer Holdings Corp.*	840,450
47,256	K2M Group Holdings, Inc.* ‡	1,063,260
24,775	Merit Medical Systems, Inc.*	1,268,480
12,431	Penumbra, Inc.*	1,717,343
63,704	STERIS Plc‡	6,689,557
40,870	West Pharmaceutical Services, Inc.	4,057,982
65,048	Wright Medical Group NV* ‡	1,688,646

		23,513,270

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 2.0%
35,780	Acadia Healthcare Co., Inc.* ‡	1,463,760
96,872	Catalent, Inc.*	4,057,968
22,700	Ensign Group, Inc. (The)	813,114
17,890	Envision Healthcare Corp.*	787,339
15,783	ICON Plc, ADR*	2,091,721
31,700	LifePoint Health, Inc.*	1,546,960
30,690	Quest Diagnostics, Inc.	3,374,059
10,289	WellCare Health Plans, Inc.*	2,533,563

		16,668,484

	Home Builders — 1.0%
13,125	Cavco Industries, Inc.*	2,725,406
49,200	MDC Holdings, Inc.	1,513,884
60,700	PulteGroup, Inc.	1,745,125
13,200	Thor Industries, Inc.	1,285,548
60,900	TRI Pointe Group, Inc.*	996,324

		8,266,287

	Home Furnishings — 0.1%
23,400	Ethan Allen Interiors, Inc.	573,300

	Household Products & Wares — 0.4%
29,990	Avery Dennison Corp.	3,061,979

	Housewares — 0.7%
82,476	Newell Rubbermaid, Inc.	2,127,056
47,039	Toro Co. (The)	2,834,100
16,690	Tupperware Brands Corp.	688,295

		5,649,451

	Insurance — 4.0%
52,015	Arthur J. Gallagher & Co.	3,395,539
7,900	Assurant, Inc.	817,571
51,900	Assured Guaranty, Ltd.	1,854,387
134,700	CNO Financial Group, Inc.	2,564,688
58,140	Essent Group, Ltd.*	2,082,575
12,400	Everest Re Group, Ltd.	2,857,952
18,600	HCI Group, Inc.	773,202
66,600	Heritage Insurance Holdings, Inc.‡	1,110,222
43,390	James River Group Holdings, Ltd.	1,704,793
19,139	Kemper Corp.	1,447,865
48,000	Lincoln National Corp.	2,988,000
332,452	MGIC Investment Corp.*	3,563,885
33,517	ProAssurance Corp.	1,188,178
17,800	Reinsurance Group of America, Inc.	2,375,944
63,300	Universal Insurance Holdings, Inc.	2,221,830
73,600	Unum Group	2,722,464

		33,669,095

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Internet — 1.2%
33,629	Cogent Communications Holdings, Inc.	1,795,789
44,107	Criteo SA, ADR*	1,448,915
10,700	F5 Networks, Inc.*	1,845,215
41,450	GoDaddy, Inc. Class A*	2,926,370
45,402	Rapid7, Inc.*	1,281,244
21,178	Zendesk, Inc.*	1,153,989

		10,451,522

	Investment Companies — 0.3%
57,300	Ares Capital Corp.	942,585
59,200	New Mountain Finance Corp.	805,120
104,525	Oaktree Specialty Lending Corp.	499,629
66,200	Prospect Capital Corp.‡	444,202

		2,691,536

	Leisure Time — 1.0%
19,100	Brunswick Corp.	1,231,568
36,900	Harley-Davidson, Inc.	1,552,752
26,475	Norwegian Cruise Line Holdings, Ltd.*	1,250,944
44,872	Planet Fitness, Inc. Class A*	1,971,675
19,355	Polaris Industries, Inc.	2,364,794

		8,371,733

	Lodging — 0.4%
78,450	Boyd Gaming Corp.	2,719,077
9,100	Wyndham Destinations, Inc.	402,857
9,100	Wyndham Hotels & Resorts, Inc.	535,353

		3,657,287

	Machinery - Construction & Mining — 0.3%
19,812	BWX Technologies, Inc.	1,234,684
13,600	Oshkosh Corp.	956,352

		2,191,036

	Machinery - Diversified — 2.2%
30,474	Altra Industrial Motion Corp.	1,313,429
53,600	Briggs & Stratton Corp.	943,896
58,219	Cognex Corp.	2,597,150
52,660	Flowserve Corp.‡	2,127,464
120,508	Gardner Denver Holdings, Inc.*	3,541,730
40,200	Graco, Inc.	1,817,844
12,451	Middleby Corp. (The)* ‡	1,300,134
15,786	Nordson Corp.	2,027,080
28,733	Wabtec Corp.‡	2,832,499

		18,501,226

	Media — 0.8%
14,800	AMC Networks, Inc. Class A* ‡	920,560

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Media — continued
37,976	Nexstar Media Group, Inc. Class A	2,787,439
74,761	Sinclair Broadcast Group, Inc. Class A	2,403,566
67,300	TEGNA, Inc.	730,205

		6,841,770

	Metal Fabricate & Hardware — 0.7%
45,900	Global Brass & Copper Holdings, Inc.	1,438,965
21,303	RBC Bearings, Inc.*	2,744,039
29,610	Sun Hydraulics Corp.	1,426,906

		5,609,910

	Mining — 0.5%
105,494	Goldcorp, Inc.	1,446,323
311,267	Kinross Gold Corp.*	1,170,364
199,038	Tahoe Resources, Inc.	979,267
28,800	US Silica Holdings, Inc.‡	739,872

		4,335,826

	Miscellaneous - Manufacturing — 1.3%
13,651	AptarGroup, Inc.	1,274,730
32,640	Crane Co.	2,615,443
52,234	Hexcel Corp.	3,467,293
22,100	ITT, Inc.	1,155,167
35,700	Trinseo SA	2,532,915

		11,045,548

	Multi-National — 0.1%
47,900	Banco Latinoamericano de Comercio Exterior SA	1,178,819

	Office & Business Equipment — 0.9%
93,800	Pitney Bowes, Inc.	803,866
125,993	Xerox Corp.	3,023,832
23,843	Zebra Technologies Corp. Class A*	3,415,510

		7,243,208

	Oil & Gas — 3.7%
8,100	Andeavor	1,062,558
120,073	Cabot Oil & Gas Corp.	2,857,737
154,563	Callon Petroleum Co.* ‡	1,660,007
62,900	Carrizo Oil & Gas, Inc.* ‡	1,751,765
30,032	Delek US Holdings, Inc.	1,506,705
35,486	Diamondback Energy, Inc.	4,668,893
86,200	Gulfport Energy Corp.*	1,083,534
37,300	Laredo Petroleum, Inc.* ‡	358,826
63,776	Matador Resources Co.* ‡	1,916,469
16,400	Murphy USA, Inc.*	1,218,356
58,300	Par Pacific Holdings, Inc.*	1,013,254
122,277	Parsley Energy, Inc. Class A*	3,702,548

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued
80,728	PBF Energy, Inc. Class A	3,384,925
66,650	QEP Resources, Inc.*	817,129
27,661	RSP Permian, Inc.*	1,217,637
117,500	W&T Offshore, Inc.*	840,125
119,530	WPX Energy, Inc.*	2,155,126

		31,215,594

	Oil & Gas Services — 0.6%
33,841	Dril-Quip, Inc.* ‡	1,739,427
38,200	Matrix Service Co.*	700,970
31,232	McDermott International, Inc.* ‡	613,709
33,118	Oil States International, Inc.*	1,063,088
97,068	Superior Energy Services, Inc.*	945,442

		5,062,636

	Packaging & Containers — 0.4%
39,449	Berry Global Group, Inc.*	1,812,287
74,600	Owens-Illinois, Inc.*	1,254,026
5,800	Packaging Corp. of America	648,382

		3,714,695

	Pharmaceuticals — 3.2%
29,360	Alkermes Plc* ‡	1,208,458
53,867	Amneal Pharmaceuticals, Inc.*	883,957
21,060	Clovis Oncology, Inc.* ‡	957,598
26,853	G1 Therapeutics, Inc.*	1,167,031
76,477	Ironwood Pharmaceuticals, Inc.* ‡	1,462,240
29,323	Jazz Pharmaceuticals Plc*	5,052,353
50,275	Lannett Co., Inc.*	683,740
36,800	Mallinckrodt Plc* ‡	686,688
34,295	Mylan NV*	1,239,421
25,390	Nektar Therapeutics*	1,239,794
31,336	Neurocrine Biosciences, Inc.* ‡	3,078,449
53,800	Owens & Minor, Inc.‡	898,998
13,105	PRA Health Sciences, Inc.*	1,223,483
60,535	Premier, Inc. Class A* ‡	2,202,263
580,411	TherapeuticsMD, Inc.*	3,621,765
31,923	Zogenix, Inc.*	1,410,997

		27,017,235

	Pipelines — 0.2%
20,166	Cheniere Energy, Inc.*	1,314,622

	Real Estate — 0.2%
18,927	FirstService Corp.	1,439,209

	REITS — 6.5%
64,668	American Campus Communities, Inc. REIT	2,772,964

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	REITS — continued
227,300	Annaly Capital Management, Inc. REIT	2,338,917
50,900	Brixmor Property Group, Inc. REIT	887,187
163,500	Cedar Realty Trust, Inc. REIT	771,720
99,300	Chimera Investment Corp. REIT	1,815,204
52,000	City Office, Inc. REIT	667,160
16,899	CoreSite Realty Corp. REIT‡	1,872,747
60,850	DDR Corp. REIT	1,089,215
102,866	Easterly Government Properties, Inc. REIT	2,032,632
109,500	Franklin Street Properties Corp. REIT	937,320
58,700	Government Properties Income Trust REIT‡	930,395
91,400	Hospitality Properties Trust REIT	2,614,954
22,800	InfraREIT, Inc. REIT	505,476
203,400	Lexington Realty Trust REIT	1,775,682
58,300	Mack-Cali Realty Corp. REIT	1,182,324
159,000	Medical Properties Trust, Inc. REIT	2,232,360
15,623	Mid-America Apartment Communities, Inc. REIT	1,572,767
57,600	MTGE Investment Corp. REIT	1,128,960
109,990	Physicians Realty Trust REIT	1,753,241
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,905,308
56,600	Preferred Apartment Communities, Inc. REIT	961,634
45,120	QTS Realty Trust, Inc. REIT Class A	1,782,240
69,400	RLJ Lodging Trust REIT	1,530,270
68,800	Sabra Healthcare, Inc. REIT‡	1,495,024
95,800	Select Income REIT	2,152,626
139,600	Senior Housing Properties Trust REIT	2,525,364
89,900	Starwood Property Trust, Inc. REIT‡	1,951,729
208,371	Summit Hotel Properties, Inc. REIT	2,981,789
49,596	Sun Communities, Inc. REIT	4,854,457
221,500	VEREIT, Inc. REIT	1,647,960
70,800	Xenia Hotels & Resorts, Inc. REIT	1,724,688

		54,394,314

	Retail — 4.6%
78,700	American Eagle Outfitters, Inc.	1,829,775
38,239	At Home Group, Inc.* ‡	1,497,057
33,904	BJ’s Restaurants, Inc.	2,034,240
50,200	Bloomin’ Brands, Inc.	1,009,020
64,498	BMC Stock Holdings, Inc.*	1,344,783
41,286	Burlington Stores, Inc.*	6,214,782
19,423	Cannae Holdings, Inc.*	360,297
12,752	Dave & Buster’s Entertainment, Inc.*	606,995
44,300	Dick’s Sporting Goods, Inc.	1,561,575
16,800	Dillard’s, Inc. Class A‡	1,587,600
28,219	Five Below, Inc.*	2,757,278
65,478	Floor & Decor Holdings, Inc.* ‡	3,230,030
39,400	Foot Locker, Inc.	2,074,410
34,100	Kohl’s Corp.‡	2,485,890
16,248	Lithia Motors, Inc. Class A‡	1,536,573
64,811	Michaels Cos., Inc. (The)*	1,242,427

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Retail — continued
156,608	Office Depot, Inc.	399,350
26,377	PriceSmart, Inc.	2,387,119
47,400	Sonic Automotive, Inc. Class A‡	976,440
26,592	Texas Roadhouse, Inc. Class A	1,742,042
23,900	Williams-Sonoma, Inc.‡	1,466,982

		38,344,665

	Savings & Loans — 0.3%
33,800	Berkshire Hills Bancorp, Inc.	1,372,280
44,600	United Financial Bancorp, Inc.	781,392

		2,153,672

	Semiconductors — 2.0%
160,827	Advanced Micro Devices, Inc.*	2,410,797
60,700	Kulicke & Soffa Industries, Inc.	1,445,874
17,469	Maxim Integrated Products, Inc.	1,024,732
222,580	ON Semiconductor Corp.*	4,949,066
19,637	Power Integrations, Inc.	1,434,483
35,990	Silicon Laboratories, Inc.*	3,584,604
49,536	Teradyne, Inc.	1,885,835

		16,735,391

	Shipbuilding — 0.1%
4,400	Huntington Ingalls Industries, Inc.	953,876

	Software — 7.6%
110,253	Acxiom Corp.*	3,302,077
12,530	ANSYS, Inc.*	2,182,475
98,983	Black Knight, Inc.*	5,300,540
33,257	Blackbaud, Inc.	3,407,180
14,298	Broadridge Financial Solutions, Inc.	1,645,700
5,202	Commvault Systems, Inc.*	342,552
31,005	Cotiviti Holdings, Inc.*	1,368,251
42,900	Envestnet, Inc.*	2,357,355
105,056	Evolent Health, Inc.*	2,211,429
96,426	First Data Corp. Class A*	2,018,196
40,844	Guidewire Software, Inc.* ‡	3,626,130
16,490	HubSpot, Inc.*	2,067,846
20,116	j2 Global, Inc.	1,742,247
22,730	Medidata Solutions, Inc.* ‡	1,831,129
9,208	MSCI, Inc. Class A	1,523,279
15,870	New Relic, Inc.*	1,596,363
83,619	Nuance Communications, Inc.*	1,161,050
50,056	PTC, Inc.*	4,695,753
55,590	RealPage, Inc.*	3,063,009
19,075	Splunk, Inc.*	1,890,523
48,837	SS&C Technologies Holdings, Inc.	2,534,640
76,590	Talend SA, ADR*	4,770,025
19,015	Tyler Technologies, Inc.*	4,223,232

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Software — continued
14,104	Ultimate Software Group, Inc. (The)* ‡	3,629,100
24,657	Veeva Systems, Inc. Class A*	1,895,137

		64,385,218

	Storage/Warehousing — 0.2%
43,138	Wesco Aircraft Holdings, Inc.*	485,302
100,732	Willscot Corp.* ‡	1,490,834

		1,976,136

	Telecommunications — 2.1%
182,644	Ciena Corp.*	4,841,892
56,530	CommScope Holding Co., Inc.*	1,650,959
76,982	Finisar Corp.*	1,385,676
31,604	GTT Communications, Inc.* ‡	1,422,180
225,085	Infinera Corp.*	2,235,094
96,600	Juniper Networks, Inc.	2,648,772
20,780	LogMeIn, Inc.	2,145,535
173,794	Viavi Solutions, Inc.*	1,779,651

		18,109,759

	Transportation — 2.2%
31,300	Atlas Air Worldwide Holdings, Inc.*	2,244,210
41,719	J.B. Hunt Transport Services, Inc.	5,070,944
48,940	Knight-Swift Transportation Holdings, Inc.	1,869,997
10,630	Old Dominion Freight Line, Inc.	1,583,445
24,200	Ryder System, Inc.	1,739,012
68,648	Schneider National, Inc. Class B‡	1,888,506
332,164	Scorpio Tankers, Inc.	933,381
24,523	Werner Enterprises, Inc.	920,839
20,805	XPO Logistics, Inc.* ‡	2,084,245

		18,334,579

	TOTAL COMMON STOCKS (COST $673,801,166)	804,971,559

	INVESTMENT COMPANY — 0.1%
2,548	iShares Russell 2000 ETF Index Fund	417,286

	TOTAL INVESTMENT COMPANY (COST $412,279)	417,286

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.8%

	Bank Deposit — 3.7%
30,833,501	State Street Bank & Trust Euro Time Deposit, 0.28%, due 07/02/18	30,833,501

	Mutual Fund - Securities Lending Collateral — 1.0%
8,592,586	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82%## ***	8,592,586

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%
1,250,000		United States Treasury Bill, 1.87%, due 09/27/18** ‡‡	1,244,321

		TOTAL SHORT-TERM INVESTMENTS (COST $40,670,511)	40,670,408

		TOTAL INVESTMENTS — 100.6% (Cost $714,883,956)	846,059,253

		Other Assets and Liabilities (net) — (0.6)%	(4,744,988)

		NET ASSETS — 100.0%	$841,314,265

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
127	Russell 2000 E-mini Index	Sep 2018	$10,461,625	$(234,411)
57	S&P Mid 400 E-mini Index	Sep 2018	11,149,770	(313,283)

				$(547,694)

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.7
Investment Company	0.1
Futures Contracts	0.0
Short-Term Investments	4.8
Other Assets and Liabilities (net)	(0.6)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.6%

	Australia — 4.5%
49,220	Altium, Ltd.	818,603
138,022	Aristocrat Leisure, Ltd.	3,151,106
1,100,400	Asaleo Care, Ltd.	1,134,177
154,500	Australia & New Zealand Banking Group, Ltd.	3,223,661
294,129	BGP Holdings Plc* **** ¤	—
178,020	BHP Billiton, Ltd.	4,460,184
3,718	Blackmores, Ltd.‡	391,454
196,300	BlueScope Steel, Ltd.	2,503,325
526,532	Brambles, Ltd.	3,454,569
94,065	carsales.com, Ltd.	1,050,839
254,300	Coca-Cola Amatil, Ltd.	1,728,584
4,035	Cochlear, Ltd.	596,759
116,188	Computershare, Ltd.	1,582,132
172,761	CSL, Ltd.	24,586,871
593,400	CSR, Ltd.	2,012,410
916,317	Evolution Mining, Ltd.	2,376,343
328,100	Fortescue Metals Group, Ltd.	1,064,209
921,596	Genworth Mortgage Insurance Australia, Ltd.‡	1,749,967
365,400	Harvey Norman Holdings, Ltd.‡	896,319
156,800	LendLease Group	2,295,021
27,500	Macquarie Group, Ltd.	2,512,366
50,400	McMillan Shakespeare, Ltd.	595,809
788,200	Metcash, Ltd.‡	1,519,963
471,837	Nine Entertainment Co. Holdings, Ltd.	864,569
75,852	Orica, Ltd.	994,767
23,249	Origin Energy, Ltd.*	172,291
71,885	OZ Minerals, Ltd.	500,317
95,973	Platinum Asset Management, Ltd.‡	408,440
1,058,817	Qantas Airways, Ltd.	4,819,010
249,400	Retail Food Group, Ltd.‡	99,505
40,890	Rio Tinto, Ltd.	2,520,853
43,533	Sandfire Resources NL	294,625
155,233	Santos, Ltd.*	719,131
322,445	Saracen Mineral Holdings, Ltd.*	521,742
64,173	St. Barbara, Ltd.	229,011
279,509	Steadfast Group, Ltd.	580,308
1,001,040	Treasury Wine Estates, Ltd.	12,861,961
171,213	Woolworths Group, Ltd.	3,860,801

	Total Australia	93,152,002

	Austria — 0.8%
286,582	Erste Group Bank AG*	11,961,913
31,900	OMV AG	1,808,983
17,974	Vienna Insurance Group AG	490,222
50,100	Voestalpine AG	2,307,599

	Total Austria	16,568,717

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Belgium — 1.2%
50,100	Ageas	2,527,538
15,257	Groupe Bruxelles Lambert SA	1,608,899
119,410	KBC Group NV	9,218,265
193,590	Umicore SA	11,109,183

	Total Belgium	24,463,885

	Bermuda — 0.2%
1,629,133	Esprit Holdings, Ltd.*	506,674
147,543	Hiscox, Ltd.	2,970,604
52,900	Hongkong Land Holdings, Ltd.	378,235

	Total Bermuda	3,855,513

	Brazil — 0.7%
98,000	Cia de Saneamento Basico do Estado de Sao Paulo	593,237
674,100	JBS SA	1,629,446
1,257,700	Localiza Rent a Car SA	7,757,244
149,200	Magazine Luiza SA	4,963,380

	Total Brazil	14,943,307

	Canada — 1.4%
2,681,750	Bombardier, Inc. Class B*	10,601,011
25,830	Canadian National Railway Co.	2,111,603
5,226	Descartes Systems Group (The), Inc.*	170,154
8,042	Fairfax Financial Holdings, Ltd.	4,503,569
549,710	First Quantum Minerals, Ltd.	8,094,479
77,367	Thomson Reuters Corp. (Toronto Exchange)	3,120,088

	Total Canada	28,600,904

	Cayman Islands — 1.8%
50,360	Alibaba Group Holding, Ltd., ADR*	9,343,291
2,026,000	China Resources Cement Holdings, Ltd.	2,052,999
537,500	CK Asset Holdings, Ltd.	4,268,238
3,714,000	Jiangnan Group, Ltd.	217,762
3,247,000	Lee & Man Paper Manufacturing, Ltd.	3,286,131
631,200	Sands China, Ltd.	3,375,057
199,050	Tencent Holdings, Ltd.	9,991,255
473,600	Wynn Macau, Ltd.	1,524,246
1,616,000	Xinyi Glass Holdings, Ltd.	1,975,341
3,914,000	Xinyi Solar Holdings, Ltd.	1,202,320

	Total Cayman Islands	37,236,640

	China — 0.1%
905,000	China Railway Construction Corp., Ltd. Class H	917,060
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,734,660

	Total China	2,651,720

	Denmark — 1.1%
179,645	Danske Bank AS	5,623,143

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
105,160	DSV AS	8,496,513
25,022	Jyske Bank AS	1,372,358
133,342	Novo Nordisk AS Class B	6,184,946
33,177	Sydbank AS	1,140,646

	Total Denmark	22,817,606

	Finland — 1.0%
36,570	Kesko OYJ Class B	2,237,340
85,710	Neste OYJ	6,724,755
1,023,701	Nokia OYJ	5,892,448
9,378	Tieto OYJ	303,952
143,274	UPM-Kymmene OYJ	5,122,102
53,034	Wartsila OYJ Abp	1,042,111

	Total Finland	21,322,708

	France — 8.1%
13,800	Arkema SA	1,633,777
6,807	Atos SE	929,462
176,708	AXA SA	4,335,720
192,129	BNP Paribas SA	11,931,597
28,853	Casino Guichard Perrachon SA	1,120,104
54,475	Cie de Saint-Gobain	2,434,061
30,999	Cie Generale des Etablissements Michelin SCA	3,774,919
102,800	CNP Assurances	2,339,271
129,143	Danone SA	9,479,600
52,438	Dassault Systemes SE	7,346,882
45,997	Edenred	1,453,225
313,916	Engie SA	4,812,313
56,300	Eutelsat Communications SA	1,167,748
15,500	Faurecia SA	1,106,091
6,372	Gaztransport Et Technigaz SA	390,581
5,346	Hermes International	3,269,416
42,863	IPSOS‡	1,465,309
13,820	Kering SA	7,803,151
56,720	L’Oreal SA	14,006,263
111,813	Legrand SA	8,211,427
4,347	LVMH Moet Hennessy Louis Vuitton SE	1,447,488
11,800	Metropole Television SA	236,572
417,700	Natixis SA	2,964,155
35,500	Neopost SA	954,134
167,200	Orange SA	2,800,351
76,221	Pernod Ricard SA‡	12,449,962
86,711	Peugeot SA	1,980,244
42,663	Renault SA	3,627,750
4,011	Safran SA	487,271
153,078	Sanofi	12,269,560
105,687	Schneider Electric SE	8,812,864
2,893	Societe BIC SA	268,191
42,900	Societe Generale SA	1,808,925

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	France — continued
202,033	Total SA	12,315,490
109,645	UBISOFT Entertainment SA*	12,030,951
142,557	Vivendi SA	3,495,292

	Total France	166,960,117

	Germany — 8.3%
8,635	Aareal Bank AG	379,781
67,475	Adidas AG	14,728,009
20,600	Allianz SE	4,257,604
12,067	AURELIUS Equity Opportunities SE & Co. KGaA	717,122
16,400	Aurubis AG	1,254,183
92,700	BASF SE	8,865,277
49,484	Bayer AG	5,461,329
22,808	Bayerische Motoren Werke AG	2,067,247
10,031	Bechtle AG	774,143
57,140	Brenntag AG	3,183,584
193,562	CECONOMY AG	1,613,141
19,804	Continental AG	4,521,540
60,879	Covestro AG	5,431,881
37,605	Daimler AG	2,420,523
15,886	Deutsche Boerse AG	2,117,221
85,000	Deutsche Lufthansa AG	2,044,381
92,924	Deutsche Post AG	3,034,562
221,624	Deutsche Wohnen SE	10,712,549
116,064	Deutz AG	896,402
68,600	Evonik Industries AG	2,349,156
19,000	Fresenius Medical Care AG & Co. KGaA, ADR	956,650
23,842	Fresenius Medical Care AG & Co. KGaA	2,404,538
115,050	GEA Group AG	3,880,698
55,970	HeidelbergCement AG	4,710,270
16,516	HUGO BOSS AG	1,499,467
600,771	Infineon Technologies AG	15,312,227
30,025	LEG Immobilien AG	3,262,985
22,512	Leoni AG	1,143,350
84,200	METRO AG	1,040,588
8,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,796,773
5,736	Nemetschek SE	690,468
37,389	ProSiebenSat.1 Media SE	948,592
15,700	Rheinmetall AG	1,733,336
13,931	SAP SE, ADR	1,611,259
93,037	SAP SE	10,748,483
8,420	Software AG	392,346
187,310	Symrise AG	16,423,911
114,852	TAG Immobilien AG	2,525,018
42,000	Talanx AG*	1,533,881
61,004	TUI AG	1,337,966
184,402	Vonovia SE	8,775,573
12,277	Wirecard AG	1,977,378
148,430	Zalando SE*	8,295,848

	Total Germany	169,831,240

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.4%
2,276,600	AIA Group, Ltd.	19,906,412
3,160,000	Champion REIT¤	2,098,490
347,000	Link REIT	3,169,041
2,446,000	WH Group, Ltd.	1,992,230
171,000	Wheelock & Co., Ltd.	1,191,155

	Total Hong Kong	28,357,328

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	2,217,045

	India — 0.3%
212,170	HDFC Bank, Ltd.	6,537,121

	Indonesia — 0.4%
11,856,300	Bank Mandiri Persero Tbk PT	5,667,527
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,741,935

	Total Indonesia	7,409,462

	Ireland — 0.8%
313,147	C&C Group Plc	1,184,592
64,916	James Hardie Industries Plc, ADR	1,087,805
53,299	Kerry Group Plc Class A	5,575,743
81,798	Ryanair Holdings Plc, ADR*	9,343,786

	Total Ireland	17,191,926

	Israel — 0.5%
128,850	Bank Hapoalim BM	871,191
112,540	Bank Leumi Le-Israel BM	664,071
40,792	Check Point Software Technologies, Ltd.*	3,984,562
952,345	El Al Israel Airlines*	202,408
10,315	Frutarom Industries, Ltd.	1,010,211
39,874	Israel Discount Bank, Ltd. Class A	116,227
18,213	Nice, Ltd., ADR*	1,889,963
54,566	Shufersal, Ltd.	334,204
50,800	Teva Pharmaceutical Industries, Ltd.	1,205,000

	Total Israel	10,277,837

	Italy — 1.8%
1,214,000	A2A SpA	2,104,848
28,988	ASTM SpA	671,484
43,180	Autogrill SpA	535,910
27,808	Banca Generali SpA	692,851
1,478,371	Enel SpA	8,210,928
619,796	ENI SpA	11,510,268
854,534	Intesa Sanpaolo SpA	2,480,810
221,731	Leonardo SpA	2,191,696
182,600	Mediobanca Banca di Credito Finanziario SpA	1,697,456
236,008	Poste Italiane SpA	1,975,702

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
8,163	Reply SpA	554,688
151,357	Snam SpA	631,940
167,166	Societa Cattolica di Assicurazioni SC	1,394,524
609,469	Unipol Gruppo SpA	2,354,637

	Total Italy	37,007,742

	Japan — 22.2%
6,400	Aeon Fantasy Co., Ltd.	373,836
17,800	Alfresa Holdings Corp.	418,625
2,100	Arata Corp.	127,026
6,300	Asahi Glass Co., Ltd.	245,425
61,900	Asahi Group Holdings, Ltd.	3,169,745
130,700	Asahi Kasei Corp.	1,661,406
289,400	Astellas Pharma, Inc.	4,412,916
23,400	Azbil Corp.	1,020,376
20,600	Bandai Namco Holdings, Inc.	849,926
57,700	Brother Industries, Ltd.	1,139,779
29,400	Capcom Co., Ltd.	724,615
61,000	Central Glass Co., Ltd.	1,279,863
26,800	Central Japan Railway Co.	5,555,257
200,894	Chiba Bank, Ltd. (The)	1,420,124
39,800	Chubu Electric Power Co., Inc.	596,326
39,400	Chugoku Electric Power Co., Inc. (The)	509,374
111,700	Citizen Watch Co., Ltd.	734,145
78,700	Concordia Financial Group, Ltd.	400,729
3,400	Cosmos Pharmaceutical Corp.	690,037
102,600	Dai-ichi Life Holdings, Inc.	1,830,340
17,000	Daiichi Sanyko Co., Ltd.	650,287
182,546	Daiwa Securities Group, Inc.	1,060,189
12,500	Daiwabo Holdings Co., Ltd.	665,824
20,000	Denka Co., Ltd.	667,178
72,100	DIC Corp.‡	2,252,210
3,300	Digital Garage, Inc.	128,258
161,600	Don Quijote Holdings Co., Ltd.	7,761,585
3,700	DTS Corp.	137,458
45,100	East Japan Railway Co.	4,322,092
9,300	Eisai Co., Ltd.	655,236
21,900	en-japan, Inc.	1,105,232
20,900	Enplas Corp.	583,045
17,300	Exedy Corp.	535,720
32,500	Fancl Corp.	1,628,448
2,600	Fast Retailing Co., Ltd.	1,195,016
31,400	FCC Co., Ltd.	885,885
8,700	Fuji Oil Holdings, Inc.	312,608
84,900	FUJIFILM Holdings Corp.	3,315,825
329,200	Fujikura, Ltd.	2,095,301
54,000	Fujitec Co., Ltd.	665,463
18,900	Fukuyama Transporting Co., Ltd.	965,774
3,500	Fuyo General Lease Co., Ltd.	240,780

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
197,094	Hachijuni Bank, Ltd. (The)	843,430
51,200	Hankyu Hanshin Holdings, Inc.	2,059,279
4,100	Hikari Tsushin, Inc.	720,688
34,900	Hirose Electric Co., Ltd.	4,326,069
1,041,000	Hitachi, Ltd.	7,345,692
44,200	Hokuriku Electric Power Co.*	444,135
57,000	Hoya Corp.	3,241,484
36,700	IBJ Leasing Co., Ltd.	970,803
5,400	Idemitsu Kosan Co., Ltd.	192,570
17,800	IHI Corp.	620,304
281,900	Inpex Corp.	2,925,509
10,400	Internet Initiative Japan, Inc.	209,099
177,100	Isuzu Motors, Ltd.	2,352,753
127,100	Ito En, Ltd.	5,886,544
204,000	ITOCHU Corp.	3,697,287
70,600	Japan Airlines Co., Ltd.	2,503,650
31,500	Japan Exchange Group, Inc.	585,550
34,900	Japan Petroleum Exploration Co., Ltd.	911,531
102,900	Japan Tobacco, Inc.	2,875,236
5,100	JCR Pharmaceuticals Co., Ltd.	309,872
116,400	JFE Holdings, Inc.	2,202,631
448,500	JXTG Holdings, Inc.	3,118,627
41,000	K’s Holdings Corp.	426,046
230,000	Kajima Corp.	1,781,610
27,800	Kaken Pharmaceutical Co., Ltd.	1,428,086
35,600	Kamigumi Co., Ltd.	740,187
228,000	Kaneka Corp.	2,044,003
132,600	Kanematsu Corp.	1,916,604
94,200	Kansai Electric Power Co., Inc. (The)	1,374,326
25,500	Kansai Paint Co., Ltd.	529,960
195,208	Kao Corp.	14,891,957
482,500	KDDI Corp.	13,203,246
75,600	Keihin Corp.	1,533,636
41,600	Keisei Electric Railway Co., Ltd.	1,429,043
8,800	Keyence Corp.	4,970,234
32,500	Kikkoman Corp.	1,640,184
79,500	Kobayashi Pharmaceutical Co., Ltd.‡	6,868,731
7,500	Kohnan Shoji Co., Ltd.	174,626
354,800	Komatsu, Ltd.	10,147,668
17,100	Konami Holdings Corp.	870,708
250,900	Konica Minolta, Inc.	2,330,845
17,986	Kose Corp.	3,876,006
34,400	KYB Corp.	1,565,260
3,100	Kyocera Corp., ADR	173,600
64,800	Kyocera Corp.	3,654,635
27,900	Kyushu Electric Power Co., Inc.	311,329
28,600	M3, Inc.	1,139,972
8,500	Mandom Corp.	264,750
9,900	Mani, Inc.	445,551

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
518,900	Marubeni Corp.	3,959,034
5,600	Maruwa Co., Ltd.	448,950
16,200	Matsumotokiyoshi Holdings Co., Ltd.	727,622
5,800	McDonald’s Holdings Co., Japan Ltd.	295,852
332,000	Mebuki Financial Group, Inc.	1,115,009
10,000	Medipal Holdings Corp.	201,147
15,300	Megmilk Snow Brand Co., Ltd.	408,175
167,000	Meidensha Corp.	603,079
11,200	Menicon Co., Ltd.	300,311
14,200	Milbon Co., Ltd.	636,510
81,200	MISUMI Group, Inc.	2,367,860
150,700	Mitsubishi Chemical Holdings Corp.	1,261,763
124,400	Mitsubishi Corp.	3,456,897
137,200	Mitsubishi Electric Corp.	1,826,402
126,200	Mitsubishi Gas Chemical Co., Inc.	2,859,766
8,800	Mitsubishi Research Institute, Inc.	402,799
52,500	Mitsubishi Shokuhin Co., Ltd.¤	1,401,074
96,100	Mitsui & Co., Ltd.	1,602,896
1,773,900	Mizuho Financial Group, Inc.	2,986,795
219,400	MonotaRO Co., Ltd.‡	9,705,773
128,700	MS&AD Insurance Group Holdings, Inc.	4,001,650
9,000	NEC Corp.	247,009
44,300	Nexon Co., Ltd.*	643,513
13,100	Nidec Corp.	1,966,212
147,400	Nihon Kohden Corp.	4,105,349
12,100	Nihon M&A Center, Inc.	351,208
46,300	Nihon Unisys, Ltd.	1,163,718
6,500	Nintendo Co., Ltd.	2,124,317
5,500	Nippon Express Co., Ltd.	399,224
248,000	Nippon Soda Co., Ltd.	1,372,491
2,000	Nippon Steel & Sumitomo Metal Corp.	39,281
172,800	Nippon Telegraph & Telephone Corp.	7,856,460
7,300	Nishi-Nippon Railroad Co., Ltd.	198,704
305,100	Nissan Motor Co., Ltd.	2,969,330
130,000	Nisshinbo Holdings, Inc.	1,396,651
19,600	Nissin Foods Holdings Co., Ltd.	1,417,379
15,800	Noevir Holdings Co., Ltd.	1,139,728
11,700	Nojima Corp.	260,164
452,800	Nomura Holdings, Inc.	2,200,126
117,900	Nomura Research Institute, Ltd.	5,715,912
295,441	North Pacific Bank, Ltd.	989,560
7,300	NSD Co., Ltd.	166,345
88,100	NTT Data Corp.	1,014,902
71,100	Obic Co., Ltd.	5,886,219
132,000	Oji Holdings Corp.	818,706
35,200	Olympus Corp.	1,318,828
77,100	Omron Corp.	3,598,673
50,200	Ono Pharmaceutical Co., Ltd.	1,176,991
11,600	Oracle Corp. Japan	947,772

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
12,600	Oriental Land Co., Ltd.	1,322,394
44,500	Osaka Gas Co., Ltd.	921,015
109,000	Panasonic Corp.	1,469,702
12,100	Pasona Group, Inc.	196,851
5,800	Pilot Corp.	323,080
17,100	Pola Orbis Holdings, Inc.	752,607
148,000	Prima Meat Packers, Ltd.	856,480
22,200	Qol Co., Ltd.	415,279
425,100	Recruit Holdings Co., Ltd.	11,766,863
743,600	Resona Holdings, Inc.	3,978,309
71,700	Ricoh Co., Ltd.	657,673
125,000	Rohto Pharmaceutical Co., Ltd.	4,011,872
26,000	Round One Corp.	409,136
24,800	Royal Holdings Co., Ltd.‡	679,529
2,700	Ryohin Keikaku Co., Ltd.	950,661
78,000	Sanken Electric Co., Ltd.	414,066
10,400	Sankyu, Inc.	546,454
344,900	Santen Pharmaceutical Co., Ltd.	6,012,747
4,300	Sanyo Denki Co., Ltd.	306,297
25,300	Sawai Pharmaceutical Co., Ltd.	1,151,194
70,800	Secom Co., Ltd.	5,437,599
9,500	Sega Sammy Holdings, Inc.	162,786
34,800	Seino Holdings Co., Ltd.	617,047
386,900	Senshu Ikeda Holdings, Inc.	1,306,375
71,000	Seven & i Holdings Co., Ltd.	3,096,655
91,700	Shikoku Electric Power Co., Inc.	1,226,916
53,300	Shimadzu Corp.	1,612,016
45,700	Shin-Etsu Chemical Co., Ltd.	4,073,454
21,200	Shindengen Electric Manufacturing Co., Ltd.	1,014,400
86,900	Shinsei Bank, Ltd.	1,338,432
65,200	Shionogi & Co., Ltd.	3,349,914
182,600	Shiseido Co., Ltd.	14,503,813
78,900	Shizuoka Bank, Ltd. (The)	714,439
59,600	Showa Shell Sekiyu KK	889,440
7,500	SMC Corp.	2,751,095
37,000	Sohgo Security Services Co., Ltd.	1,743,692
896,700	Sojitz Corp.	3,254,398
46,200	Sompo Holdings, Inc.	1,868,605
3,500	Square Enix Holdings Co., Ltd.	171,895
278,900	Start Today Co., Ltd.	10,109,543
228,000	Sumitomo Chemical Co., Ltd.	1,292,683
57,600	Sumitomo Corp.	946,436
136,600	Sumitomo Electric Industries, Ltd.	2,034,849
141,041	Sumitomo Mitsui Financial Group, Inc.	5,482,982
102,300	Sumitomo Rubber Industries, Ltd.‡	1,625,495
2,900	Sundrug Co., Ltd.	117,555
5,900	Sushiro Global Holdings, Ltd.*	356,882
24,200	Suzuki Motor Corp.	1,336,664
10,000	Sysmex Corp.	933,508

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
37,400	Taiyo Nippon Sanso Corp.	536,191
8,500	Takara Holdings, Inc.	112,346
98,600	Takeda Pharmaceutical Co., Ltd.‡	4,164,229
87,700	TDK Corp.	8,962,795
4,000	TechnoPro Holdings, Inc.	245,926
94,300	Terumo Corp.	5,406,085
10,500	TIS, Inc.	483,456
59,200	Tobu Railway Co., Ltd.	1,811,836
35,200	Tocalo Co., Ltd.	368,319
32,800	Tokio Marine Holdings, Inc.	1,537,764
6,900	Tokyo Century Corp.	391,207
526,900	Tokyo Electric Power Co. Holdings, Inc.*	2,454,570
56,300	Tokyo Gas Co., Ltd.	1,494,607
10,200	Tokyotokeiba Co., Ltd.	441,096
42,100	Tokyu Construction Co., Ltd.	409,350
151,400	Tokyu Corp.	2,607,965
21,100	Towa Pharmaceutical Co., Ltd.	1,129,626
27,400	Toyo Ink SC Holdings Co., Ltd.	714,901
133,500	Toyo Suisan Kaisha, Ltd.	4,754,728
63,700	Toyoda Gosei Co., Ltd.	1,615,432
47,400	Toyota Motor Corp.	3,068,280
24,100	Toyota Tsusho Corp.	807,213
5,100	Trend Micro, Inc.	290,994
49,200	TS Tech Co., Ltd.	2,054,349
88,300	Ube Industries, Ltd.	2,295,090
51,000	Unicharm Corp.	1,534,627
7,000	United Arrows, Ltd.	261,635
16,600	United Super Markets Holdings, Inc.	214,759
69,670	USS Co., Ltd.	1,325,909
74,700	Valor Holdings Co., Ltd.	1,704,211
5,900	Wacoal Holdings Corp.	172,049
11,700	Welcia Holdings Co., Ltd.	622,155
50,500	West Japan Railway Co.	3,722,132
19,400	Yakult Honsha Co., Ltd.	1,296,077
68,900	Yamaha Motor Co., Ltd.‡	1,732,997
32,362	Yamato Holdings Co., Ltd.‡	953,637
152,800	Yokogawa Electric Corp.	2,720,368
73,000	Yokohama Rubber Co., Ltd. (The)‡	1,517,799
3,400	ZERIA Pharmaceutical Co., Ltd.	73,577

	Total Japan	455,641,030

	Luxembourg — 0.4%
1,372,640	B&M European Value Retail SA	7,323,216
44,000	SAF-Holland SA	662,702

	Total Luxembourg	7,985,918

	Malaysia — 0.1%
748,700	Tenaga Nasional Bhd	2,713,447

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Malta — 0.1%
98,298	Kindred Group Plc, ADR	1,239,438

	Mexico — 0.3%
893,650	Grupo Financiero Banorte SAB de CV Series O	5,309,411

	Netherlands — 3.7%
1,140,143	Aegon NV	6,836,912
27,365	AerCap Holdings NV*	1,481,815
24,339	ASR Nederland NV	994,027
23,489	Core Laboratories NV	2,964,547
22,417	Euronext NV	1,425,119
6,400	Ferrari NV	864,064
103,284	Fiat Chrysler Automobiles NV*	1,969,705
25,828	ForFarmers NV	335,932
80,773	Heineken NV	8,112,250
313,363	ING Groep NV	4,510,410
115,400	Koninklijke Ahold Delhaize NV	2,762,748
14,042	Koninklijke DSM NV	1,411,915
3,002	Koninklijke Philips NV, ADR	126,895
147,277	Koninklijke Philips NV	6,263,400
179,343	NN Group NV	7,295,218
81,000	Philips Lighting NV	2,104,218
35,890	Randstad NV	2,112,769
290,906	RELX NV	6,203,661
45,300	STMicroelectronics NV, ADR	1,002,036
62,357	STMicroelectronics NV (Euronext Exchange)	1,391,302
103,596	Unilever NV, ADR	5,779,766
45,846	Wolters Kluwer NV	2,583,238
187,310	Yandex NV Class A*	6,724,429

	Total Netherlands	75,256,376

	New Zealand — 0.1%
174,196	Air New Zealand, Ltd.	374,458
363,746	SKY Network Television, Ltd.	640,313
330,102	Trade Me Group, Ltd.¤	1,041,489

	Total New Zealand	2,056,260

	Norway — 0.9%
246,334	DNB ASA	4,814,611
178,229	Equinor ASA, ADR	4,707,028
150,117	Equinor ASA	3,985,733
87,267	Orkla ASA	764,486
67,467	Salmar ASA	2,829,336
69,427	SpareBank 1 SMN	719,790
45,693	Telenor ASA	937,081
10,865	TGS NOPEC Geophysical Co. ASA	399,919

	Total Norway	19,157,984

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	720,428

	Poland — 0.1%
423,743	PGE Polska Grupa Energetyczna SA*	1,057,108

	Portugal — 0.2%
782,528	Banco Espirito Santo SA* **** ¤ ^	—
79,884	Galp Energia SGPS SA	1,523,543
302,546	Navigator Co. SA (The)	1,801,512

	Total Portugal	3,325,055

	Russia — 0.3%
297,500	Gazprom PJSC, ADR	1,309,297
29,100	LUKOIL PJSC, ADR	2,005,863
49,400	MMC Norilsk Nickel PJSC, (London Exchange), ADR	886,730
26,100	Tatneft PJSC, (London Exchange), ADR	1,651,086

	Total Russia	5,852,976

	Singapore — 0.2%
2,032,600	Genting Singapore, Ltd.	1,818,681
501,300	Wilmar International, Ltd.	1,125,030
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	1,137,572

	Total Singapore	4,081,283

	South Africa — 0.1%
1,003,000	Old Mutual, Ltd.* ‡	1,991,614

	South Korea — 0.4%
35,889	Kia Motors Corp.	993,428
124,582	Samsung Electronics Co., Ltd.	5,214,670
6,440	SK Telecom Co., Ltd.	1,346,362

	Total South Korea	7,554,460

	Spain — 1.8%
227,994	Amadeus IT Group SA Class A	17,994,749
309,821	Banco Santander SA	1,661,072
334,800	Distribuidora Internacional de Alimentacion SA‡	975,285
54,192	Enagas SA	1,584,328
165,883	Ence Energia y Celulosa SA	1,471,943
7,099	Endesa SA	156,610
51,575	Gas Natural SDG SA	1,365,708
380,725	Iberdrola SA	2,944,472
20,191	Let’s GOWEX SA* **** ¤ ^ ‡	—
1,002,513	Mapfre SA	3,025,703
334,843	Repsol SA	6,554,212

	Total Spain	37,734,082

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Sweden — 1.6%
139,931	Boliden AB	4,545,489
57,885	Elekta AB	763,518
1,771	Epiroc AB*	16,233
67,233	Getinge AB‡	612,507
289,634	Lundin Petroleum AB	9,249,769
230,914	Nordea Bank AB	2,227,058
10,747	Paradox Interactive AB	223,445
368,300	SAS AB* ‡	707,699
115,000	SKF AB Class B	2,142,913
196,627	Svenska Cellulosa AB SCA Class B	2,139,028
399,460	Svenska Handelsbanken AB Class A	4,445,589
72,194	Swedish Match AB	3,580,648
118,900	Volvo AB Class B	1,903,251

	Total Sweden	32,557,147

	Switzerland — 7.0%
27,122	Adecco Group AG	1,605,004
14,476	Ascom Holding AG	262,418
8,200	Autoneum Holding AG	1,915,907
1,203	Barry Callebaut AG	2,156,544
80	Chocoladefabriken Lindt & Spruengli AG	518,052
137,892	Cie Financiere Richemont SA	11,681,832
112,500	Credit Suisse Group AG*	1,693,816
4,039	Geberit AG	1,732,424
6,181	Givaudan SA	14,018,442
197,938	Julius Baer Group, Ltd.*	11,617,732
56,550	Lonza Group AG*	15,006,722
254,152	Nestle SA	19,683,054
25,692	Pargesa Holding SA	2,176,038
1,444	Partners Group Holding AG	1,057,969
1,120	Rieter Holding AG	193,444
79,535	Roche Holding AG	17,665,990
8,992	Schindler Holding AG	1,934,328
3,739	SGS SA	9,948,575
12,353	Sika AG	1,709,353
3,557	Sonova Holding AG	637,104
1,914	Straumann Holding AG	1,455,330
7,813	Swatch Group AG (The)	3,706,838
12,800	Swiss Life Holding AG*	4,447,354
49,500	Swiss Re AG	4,272,270
1,792	Swissquote Group Holding SA	99,079
7,465	Temenos Group AG*	1,127,700
549,618	UBS Group AG*	8,482,699
12,878	Vifor Pharma AG	2,057,601

	Total Switzerland	142,863,619

	Taiwan — 0.7%
591,000	Charoen Pokphand Enterprise	1,165,000
1,419,000	Compeq Manufacturing Co., Ltd.	1,505,638

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
940,000	Fubon Financial Holding Co., Ltd.	1,575,480
301,652	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,028,397

	Total Taiwan	15,274,515

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,564,739
23,666,400	Sansiri PCL	1,100,098

	Total Thailand	2,664,837

	Turkey — 0.1%
272,300	TAV Havalimanlari Holding AS	1,333,802

	United Kingdom — 14.4%
339,008	3i Group Plc	4,030,865
38,991	Acacia Mining Plc*	64,605
124,242	Anglo American Plc	2,779,990
157,874	Antofagasta Plc	2,063,489
91,678	Ashtead Group Plc	2,751,192
51,600	AstraZeneca Plc, ADR	1,811,676
977,136	BAE Systems Plc	8,344,136
211,562	Barratt Developments Plc	1,439,589
48,300	Bellway Plc	1,915,594
33,600	Berkeley Group Holdings Plc	1,679,042
77,542	BHP Billiton Plc, ADR	3,485,513
157,725	BP Plc, ADR	7,201,723
653,800	BP Plc	4,991,769
35,703	British American Tobacco Plc	1,805,343
129,300	Britvic Plc	1,329,818
689,200	BT Group Plc	1,981,798
56,594	Bunzl Plc	1,714,784
37,049	Burberry Group Plc	1,056,542
570,622	Centrica Plc	1,187,678
669,822	Compass Group Plc	14,312,927
150,255	Crest Nicholson Holdings Plc	773,263
18,782	Croda International Plc	1,190,749
37,901	Dechra Pharmaceuticals Plc	1,392,080
46,185	Diageo Plc, ADR	6,651,102
631,722	Diageo Plc	22,702,332
323,934	Evraz Plc	2,174,295
313,973	Experian Plc	7,770,234
116,495	Ferguson Plc	9,458,859
701,600	Firstgroup Plc*	773,450
76,465	Galliford Try Plc	881,824
263,600	GlaxoSmithKline Plc	5,323,980
556,158	Glencore Plc*	2,658,050
47,696	Greggs Plc	626,873
426,398	Halma Plc	7,712,445
978,811	Hays Plc	2,411,387
126,709	IG Group Holdings Plc	1,440,346

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
342,489	IMI Plc	5,118,579
223,485	Inchcape Plc	2,302,914
31,876	InterContinental Hotels Group Plc	1,986,379
222,679	Intertek Group Plc	16,804,587
1,030,700	J Sainsbury Plc	4,370,832
122,354	Jardine Lloyd Thompson Group Plc	2,067,686
118,172	KAZ Minerals Plc*	1,315,220
1,466,313	Kingfisher Plc	5,749,625
4,719,400	Lloyds Banking Group Plc	3,928,513
234,250	London Stock Exchange Group Plc	13,827,403
489,400	Marks & Spencer Group Plc‡	1,906,731
309,291	Meggitt Plc	2,014,349
287,517	Melrose Industries Plc	807,397
400,400	Mitchells & Butlers Plc	1,376,548
256,118	Moneysupermarket.com Group Plc	1,064,803
248,545	Pagegroup Plc	1,849,078
277,200	Paragon Banking Group Plc	1,755,209
33,890	Petrofac, Ltd.	261,480
333,422	Premier Oil Plc*	566,538
1,132,996	QinetiQ Group Plc	4,034,277
334,333	Quilter Plc*	639,682
140,577	Reckitt Benckiser Group Plc	11,579,388
222,500	Redrow Plc	1,565,718
192,666	RELX Plc	4,127,111
29,900	Renishaw Plc	2,092,201
235,413	Rentokil Initial Plc	1,090,301
92,700	Restaurant Group Plc (The)‡	344,398
13,824	Rightmove Plc	969,136
94,999	Rio Tinto Plc, ADR	5,270,545
14,810	Rio Tinto Plc	821,418
62,804	Royal Dutch Shell Plc Class A, ADR	4,347,921
186,600	Royal Dutch Shell Plc Class B	6,684,945
360,781	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	12,540,018
275,200	Royal Mail Plc	1,836,285
239,381	Senior Plc	960,138
6,100	Smith & Nephew Plc, ADR	228,933
358,442	Smith & Nephew Plc	6,615,801
77,198	Sophos Group Plc	651,273
106,408	Spectris Plc	3,666,664
60,157	Spirax-Sarco Engineering Plc	5,178,335
56,100	SSE Plc	1,003,595
232,817	Stagecoach Group Plc	435,245
561,000	Taylor Wimpey Plc	1,325,042
1,026,447	Thomas Cook Group Plc	1,459,515
40,127	Vodafone Group Plc, ADR	975,487
148,840	Weir Group Plc (The)	3,930,122
60,600	William Hill Plc	242,742
690,051	WM Morrison Supermarkets Plc	2,295,821

	Total United Kingdom	295,875,270

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — 2.3%
81,513	Analog Devices, Inc.	7,818,727
36,950	ANSYS, Inc.*	6,435,951
251,686	Cadence Design Systems, Inc.*	10,900,521
153,955	Colgate-Palmolive Co.	9,977,823
54,932	DENTSPLY SIRONA, Inc.	2,404,374
33,961	Nordson Corp.	4,360,932
50,505	Texas Instruments, Inc.	5,568,176

	Total United States	47,466,504

	TOTAL COMMON STOCKS (COST $1,705,719,925)	1,881,115,384

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%
289,227	iShares MSCI EAFE ETF	19,369,532

	TOTAL INVESTMENT COMPANY (COST $16,847,855)	19,369,532

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
517,660	Itausa — Investimentos Itau SA, 6.32%	1,235,151

	Germany — 0.7%
7,171	Bayerische Motoren Werke AG, 5.92%	571,842
110,097	Henkel AG & Co. KGaA, 1.65%	14,075,547
14,800	Volkswagen AG, 2.75%	2,457,526

	Total Germany	17,104,915

	Italy — 0.1%
347,675	Intesa Sanpaolo SpA-RSP, 8.55%	1,054,601

	TOTAL PREFERRED STOCKS (COST $18,319,159)	19,394,667

	RIGHTS — 0.0%

	Italy — 0.0%
1,202,209	Intesa Sanpaolo SpA* ****	—

	Spain — 0.0%
280,115	Repsol SA Expires 07/09/18* ‡	158,978

	TOTAL RIGHTS (COST $157,824)	158,978

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.7%

	Bank Deposit — 5.0%
101,783,198	State Street Bank & Trust Euro Time Deposit, 0.28%, due 07/02/18	101,783,198

	Mutual Fund - Securities Lending Collateral — 1.4%
27,861,637	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82%## ***	27,861,637

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.3%
6,100,000		United States Treasury Bill, 1.87%, due 09/27/18** ‡‡	6,072,286

		TOTAL SHORT-TERM INVESTMENTS (COST $135,717,622)	135,717,121

		TOTAL INVESTMENTS — 100.1% (Cost $1,876,762,385)	2,055,755,682

		Other Assets and Liabilities (net) — (0.1)%	(2,988,295)

		NET ASSETS — 100.0%	$2,052,767,387

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $1,457,972.

	¤	Illiquid security. The total market value of the securities at period end is $4,541,053 which represents 0.2% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $6,009,421.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	724,130	JPY	76,000,000	08/22/18	Morgan Stanley Capital	$35,693
USD	20,103,320	JPY	2,128,429,000	08/23/18	State Street Bank and Trust	821,889

						$857,582

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
822	MSCI EAFE Index	Sep 2018	$80,366,940	$(2,463,400)

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	6.6
Oil & Gas	5.2
Commercial Services	4.8
Pharmaceuticals	4.5
Insurance	4.4
Chemicals	4.3
Food	4.1
Retail	3.9
Beverages	3.8
Cosmetics & Personal Care	3.5
Software	3.5
Internet	2.7
Diversified Financial Services	2.4
Semiconductors	2.4
Electronics	2.2
Health Care — Products	2.1
Transportation	2.1
Telecommunications	2.0
Mining	1.9
Distribution & Wholesale	1.7
Electrical Components & Equipment	1.6
Real Estate	1.5
Auto Manufacturers	1.4
Computers	1.4
Auto Parts & Equipment	1.3
Electric	1.3
Biotechnology	1.2
Household Products & Wares	1.2
Machinery — Diversified	1.2
Aerospace & Defense	1.1
Apparel	1.0
Building Materials	1.0
Unaffiliated Fund	0.9
Airlines	0.8
Food Service	0.7
Home Builders	0.6
Machinery — Construction & Mining	0.6
Miscellaneous — Manufacturing	0.6
Entertainment	0.5
Iron & Steel	0.5
Media	0.5
Agriculture	0.4
Forest Products & Paper	0.4
Gas	0.4
Lodging	0.4
Engineering & Construction	0.3
Leisure Time	0.3
Metal Fabricate & Hardware	0.3
Health Care — Services	0.2
Investment Companies	0.2
Private Equity	0.2

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
REITS	0.2
Advertising	0.1
Energy-Alternate Sources	0.1
Hand & Machine Tools	0.1
Holding Companies — Diversified	0.1
Home Furnishings	0.1
Office & Business Equipment	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Toys, Games & Hobbies	0.1
Trucking & Leasing	0.1
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.6

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 99.1%

	Asset Backed Securities — 13.0%
170,000	AccessLex Institute, Series 2005-1, Class A4, 2.54% (3 mo. USD LIBOR plus 0.210%), due 06/22/37†	164,340
303,367	AccessLex Institute, Series 2006-1, Class A3, 2.53% (3 mo. USD LIBOR plus 0.200%), due 08/25/37†	299,101
285,568	AccessLex Institute, Series 2007-A, Class A3, 2.63% (3 mo. USD LIBOR plus 0.300%), due 05/25/36†	283,185
290,000	Ally Auto Receivables Trust, Series 2017-4, Class A4, 1.96%, due 07/15/22	283,814
245,000	Ally Auto Receivables Trust, Series 2018-1, Class A3, 2.35%, due 06/15/22	242,919
848,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.70%, due 01/17/23	840,105
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 3.84% (3 mo. USD LIBOR plus 1.490%), due 10/15/28† 144A	250,678
76,590	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	79,271
815,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, due 09/15/22	803,224
200,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, due 06/19/23	196,832
500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, due 09/18/23	491,320
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	402,108
544,501	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 2.85% (1 mo. USD LIBOR plus 0.760%), due 09/25/33†	545,265
779,113	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	773,389
648,375	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	648,192
275,499	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE7, Class M1, 3.05% (1 mo. USD LIBOR plus 0.975%), due 12/15/33†	276,195
86,144	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.78% (1 mo. USD LIBOR plus 0.690%), due 04/25/34†	86,605
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 3.61% (3 mo. USD LIBOR plus 1.260%), due 07/16/29† 144A	1,003,061
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	985,599
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	988,111
1,125,000	BA Credit Card Trust, Series 2017-A1, Class A1, 1.95%, due 08/15/22	1,108,139
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 3.70% (3 mo. USD LIBOR plus 1.340%), due 07/18/30† 144A	251,548
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 3.91% (3 mo. USD LIBOR plus 1.550%), due 01/24/29† 144A	501,349
11,326	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 3.23% (1 mo. USD LIBOR plus 0.570%), due 09/25/34†	11,369
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 3.60% (3 mo. USD LIBOR plus 1.250%), due 10/15/30† 144A	250,469
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 3.67% (3 mo. USD LIBOR plus 1.330%), due 04/13/27† 144A	251,059
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	308,181
400,000	BMW Vehicle Owner Trust, Series 2018-A, Class A3, 2.35%, due 04/25/22	396,110
5,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, due 07/17/23	4,901

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 3.81% (3 mo. USD LIBOR plus 1.450%), due 01/20/29† 144A	502,309
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 3.59% (3 mo. USD LIBOR plus 1.230%), due 04/20/31† 144A	500,550
280,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.68%, due 09/15/21	274,942
255,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.48%, due 11/15/22	252,696
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22 144A	251,282
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,005,183
800,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 2.70% (1 mo. LIBOR plus 0.620%), due 04/22/26†	811,544
800,000	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.40% (1 mo. LIBOR plus 0.370%), due 08/08/24†	802,394
930,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, due 01/20/23	918,716
304,582	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43‡‡‡‡	306,032
270,000	CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, due 02/15/23	265,456
331,650	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	336,970
223,000	Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 2.54% (3 mo. USD LIBOR plus 0.200%), due 03/28/35†	217,023
776,906	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	760,772
425,700	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	427,322
1,095,495	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	1,077,156
129,350	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	128,489
1,070,000	Discover Card Execution Note Trust, Series 2017-A6, Class A6, 1.88%, due 02/15/23	1,049,020
516,100	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	515,694
859,505	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.61% (3 mo. USD LIBOR plus 1.250%), due 07/25/47 144A	863,318
606,000	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	613,439
400,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, due 02/15/22	399,031
487,500	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	504,249
250,000	Eaton Vance CLO, Ltd., Series 2014-1A, Class AR, 3.55% (3 mo. USD LIBOR plus 1.200%), due 07/15/26† 144A	250,019
490,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/23‡‡‡‡	488,612
250,000	Flagship CLO VIII, Ltd., Series 2014-8A, Class ARR, 0.00%, due 01/16/26◆◆ ‡‡ 144A	249,919
123,750	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47‡‡‡‡	123,984
255,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A4, 1.52%, due 08/15/21	250,255
343,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	333,007
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	110,017
285,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, due 03/15/23	278,473
455,000	Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1, 2.16%, due 09/15/22	446,350
900,000	Ford Credit Floorplan Master Owner Trust, Series 2017-3, Class A, 2.48%, due 09/15/24	877,555
2,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	2,894,652
400,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A3, 1.86%, due 12/16/21 144A	393,796

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
936,000	Goal Capital Funding Trust, Series 2005-2, Class A4, 2.53% (3 mo. USD LIBOR plus 0.200%), due 08/25/44†	920,259
390,000	Golden Credit Card Trust, Series 2018-1A, Class A, 2.62%, due 01/15/23 144A	385,964
300,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	297,705
221,310	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	217,484
215,283	Home Equity Asset Trust, Series 2003-8, Class M1, 3.17% (1 mo. USD LIBOR plus 1.080%), due 04/25/34†	217,475
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	498,488
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	121,923
145,000	Honda Auto Receivables Owner Trust, Series 2017-3, Class A4, 1.98%, due 11/20/23	141,227
226,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A3, 3.01%, due 05/18/22	226,374
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	867,168
345,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, due 04/15/21 144A	344,198
450,000	Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, due 08/16/21	444,751
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 3.64% (3 mo. USD LIBOR plus 1.280%), due 10/23/29† 144A	500,563
1,106,274	Invitation Homes Trust, Series 2015-SFR3, Class A, 3.20% (1 mo. USD LIBOR plus 1.300%), due 08/17/32† 144A	1,108,506
165,000	John Deere Owner Trust, Series 2018-A, Class A3, 2.66%, due 04/18/22	164,215
187,242	KeyCorp Student Loan Trust, Series 2004-A, Class 1A2, 2.61% (3 mo. USD LIBOR plus 0.240%), due 10/27/42†	183,773
500,000	KVK CLO, Ltd., Series 2014-1A, Class A1R, 3.64% (3 mo. USD LIBOR plus 1.300%), due 05/15/26† 144A	500,678
500,000	KVK CLO, Ltd., Series 2014-2A, Class AR, 3.53% (3 mo. USD LIBOR plus 1.180%), due 07/15/26† 144A	500,538
500,000	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	488,878
750,000	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3.56% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	750,866
2,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	2,314,657
750,000	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 2.68%, due 04/21/31◆◆ 144A	750,000
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,542,559
700,000	MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 2.41%, due 08/16/24 144A	683,621
360,000	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22 144A	352,847
174,036	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 3.11% (1 mo. USD LIBOR plus 1.020%), due 10/25/33†	172,831
99,257	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 3.14% (1 mo. USD LIBOR plus 1.050%), due 06/25/33†	98,454
365,000	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36‡‡‡‡	365,219
219,000	Nelnet Student Loan Trust, Series 2006-1, Class A6, 2.78% (3 mo. USD LIBOR plus 0.450%), due 08/23/36† 144A	214,613
256,414	New Century Home Equity Loan Trust, Series 2003-A, Class A, 2.81% (1 mo. USD LIBOR plus 0.720%), due 10/25/33† 144A	250,037
287,262	New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/23‡‡‡‡	287,813
463,153	New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, due 12/25/57◆◆ 144A	467,255
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,209,288

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
213,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, due 04/18/22 144A	210,537
120,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/23 144A	119,540
610,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	604,160
280,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, due 08/16/21	276,481
330,000	Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, due 10/16/23	321,957
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3.16% (3 mo. USD LIBOR plus 0.800%), due 07/25/36†	603,096
110,898	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	110,199
204,271	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23‡‡‡‡	203,501
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 3.61% (3 mo. USD LIBOR plus 1.260%), due 07/15/30 † 144A	250,691
1,084	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, due 01/15/21 144A	1,084
1,121,497	OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 2.16%, due 10/15/20 144A	1,117,255
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,283,421
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	295,520
149,786	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	149,937
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.86% (1 mo. USD LIBOR plus 0.800%), due 09/14/32† 144A	702,399
270,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	269,251
500,000	OZLM Funding II CLO, Ltd., Series 2012-2A, Class A1R, 3.80% (3 mo. USD LIBOR plus 1.440%), due 10/30/27† 144A	500,722
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 3.61% (3 mo. USD LIBOR plus 1.490%), due 10/22/30† 144A	752,261
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 3.61% (3 mo. USD LIBOR plus 1.250%), due 10/30/30† 144A	250,804
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 3.85% (3 mo. USD LIBOR plus 1.490%), due 01/20/29† 144A	752,013
750,000	Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 1.00%, due 07/16/31◆◆ †††† 144A	750,000
500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R, 3.63% (3 mo. USD LIBOR plus 1.300%), due 05/21/29† 144A	501,489
340,000	PFS Financing Corp., Series 2018-B, Class A, 2.89%, due 02/15/23 144A	337,203
500,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A1R, 3.38% (3 mo. USD LIBOR plus 1.020%), due 07/25/26† 144A	500,534
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 3.84% (3 mo. USD LIBOR plus 1.520%), due 12/20/28† 144A	500,853
11,531	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	11,774
300,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76%, due 12/15/22	297,471
300,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.96%, due 03/15/24	297,228
500,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.35%, due 07/17/23	500,435
430,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, due 08/15/23	430,463

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
367,511	Saxon Asset Securities Trust, Series 2005-1, Class M1, 2.78% (1 mo. USD LIBOR plus 0.690%), due 05/25/35†	367,062
234,763	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	234,465
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.60% (3 mo. USD LIBOR plus 1.240%), due 07/20/30† 144A	501,489
121,308	SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 2.63% (3 mo. USD LIBOR plus 0.290%), due 06/15/39†	119,003
3,596,515	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,629,435
3,361,243	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	3,377,312
1,309,787	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,305,135
1,007,851	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,001,024
191,235	SoFi Professional Loan Program, Series 2017-E, Class A2A, 1.86%, due 11/26/40‡‡‡‡	188,859
1,300,000	SoFi Professional Loan Program, Series 2017-F, Class A2FX, 2.84%, due 01/25/41 144A	1,270,654
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 3.64% (3 mo. USD LIBOR plus 1.280%), due 07/25/30† 144A	500,995
449,380	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	448,280
540,930	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	540,788
3,247,750	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,191,843
1,200,969	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,222,278
893,781	SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.55% (3 mo. USD LIBOR plus 0.190%), due 10/28/37† 144A	883,997
428,475	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46 144A	429,790
750,000	Telos CLO, Series 2013-3A, Class AR, 3.65% (3 mo. USD LIBOR plus 1.300%), due 07/17/26† 144A	755,822
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 3.90% (3 mo. USD LIBOR plus 1.550%), due 01/15/29† 144A	1,002,629
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 3.58% (3 mo. USD LIBOR plus 1.230%), due 07/15/29† 144A	250,746
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.64%, due 10/25/53◆◆ ‡‡‡‡	117,220
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.62%, due 11/25/60◆◆ 144A	272,793
438,809	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56◆◆ 144A	430,366
129,383	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56◆◆ 144A	127,171
104,593	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, due 04/25/57◆◆ 144A	103,007
1,040,634	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	1,020,020
1,047,418	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	1,025,387
901,583	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58◆◆ ‡‡‡‡	890,579
286,000	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58◆◆ ‡‡‡‡	286,761
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	259,604
590,000	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.76%, due 07/15/21	583,370
300,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, due 12/15/22	292,875
315,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.35%, due 05/16/22	311,930
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 4.06% (3 mo. USD LIBOR plus 1.700%), due 10/25/28† 144A	751,099

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 3.68% (3 mo. USD LIBOR plus 1.320%), due 07/25/29† 144A	501,361
238,875	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43‡‡‡‡	238,287
1,426,472	United States Small Business Administration, Series 2017-20D, Class 1, 2.84%, due 04/01/37	1,368,661
184,383	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43‡‡‡‡	184,650
1,953,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	1,943,274
1,130,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, due 09/20/21 144A	1,117,448
63,709	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.38%, due 04/25/47†† 144A	63,682
88,352	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, due 06/25/47†† 144A	88,079
440,000	Volvo Financial Equipment LLC, Series 2018-1A, Class A3, 2.54%, due 02/15/22‡‡‡‡	436,467
224,573	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35‡‡‡‡	217,963
62,942	Wachovia Student Loan Trust, Series 2006-1, Class B, 2.60% (3 mo. USD LIBOR plus 0.240%), due 04/25/40† 144A	60,194
500,000	Wellfleet CLO, Ltd., Series 2016-2A, Class A1, 4.01% (3 mo. USD LIBOR plus 1.650%), due 10/20/28† 144A	500,728
198,517	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30‡‡‡‡	196,678
145,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.95%, due 02/15/23	142,020
410,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, due 04/17/23	405,827
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 3.72% (3 mo. USD LIBOR plus 1.370%), due 07/15/29† 144A	250,745

		99,109,023

	Corporate Debt — 37.5%
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	25,467
775,000	Abbott Laboratories, 2.90%, due 11/30/21	763,426
685,000	AbbVie, Inc., 3.60%, due 05/14/25	664,425
500,000	AbbVie, Inc., 4.50%, due 05/14/35	488,056
242,820	Abengoa Transmision Sur SA, 6.88%, due 04/30/43 144A	264,370
265,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	252,089
94,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	97,400
161,000	Advanced Micro Devices, Inc., 7.00%, due 07/01/24	170,258
287,000	AECOM, 5.13%, due 03/15/27	271,215
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	377,001
175,000	AEP Transmission Co. LLC, 3.75%, due 12/01/47	163,009
210,000	AerCap Global Aviation Trust, 6.50% (3 mo. USD LIBOR plus 4.300%), due 06/15/45† ‡ 144A	217,350
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, due 05/15/19	281,729
265,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	270,133
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	340,289
370,000	Aetna, Inc., 4.75%, due 03/15/44	370,738
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23‡ 144A	382,200
163,358	Air Canada 2013-1 Class A Pass Through Trust, 4.13%, due 11/15/26‡‡‡‡	164,136
1,890,275	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28‡ 144A	1,834,474
180,000	Air Canada 2017-1 Class B Pass Through Trust, 3.70%, due 07/15/27‡‡‡‡	171,824
1,908,000	Air Lease Corp., 3.25%, due 03/01/25‡	1,772,879
200,000	Aircastle, Ltd., 5.50%, due 02/15/22	205,500
40,000	Aircastle, Ltd., 7.63%, due 04/15/20	42,450
210,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	202,028

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
335,000	Allergan Funding SCS, 3.80%, due 03/15/25	325,776
640,000	Allergan Funding SCS, 4.55%, due 03/15/35	607,272
10,000	Allergan Funding SCS, 4.85%, due 06/15/44	9,694
420,000	Ally Financial, Inc., 5.13%, due 09/30/24	428,400
200,000	Altice Financing SA, 6.63%, due 02/15/23 144A	197,600
500,000	Amazon.com, Inc., 3.15%, due 08/22/27	479,784
485,000	Amazon.com, Inc., 4.05%, due 08/22/47	477,119
340,000	AMC Networks, Inc., 5.00%, due 04/01/24‡	335,750
3,618,544	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, due 07/15/24	3,733,921
273,926	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 11/01/28	265,243
372,167	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 07/15/29	372,333
219,108	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 08/15/30	216,374
259,470	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 02/15/29	253,200
150,000	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 04/15/31	146,467
455,000	American Express Co., 2.50%, due 08/01/22	436,740
1,003,000	American Express Credit Corp., 1.88%, due 05/03/19	995,756
290,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	278,264
471,000	American Tower Corp. REIT, 3.55%, due 07/15/27	438,890
235,000	American Tower Corp. REIT, 4.70%, due 03/15/22	242,453
180,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	175,275
400,000	Anadarko Petroleum Corp., 4.85%, due 03/15/21	411,894
6,000,000	Anadarko Petroleum Corp., 7.06%, due 10/10/36‡‡	2,569,158
156,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 4.25%, due 12/01/27‡	149,717
140,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	143,658
270,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	288,900
240,000	Anglo American Capital Plc, 4.75%, due 04/10/27‡ 144A	236,960
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	472,680
2,029,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	2,094,470
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48‡	272,034
350,000	Anixter, Inc., 5.63%, due 05/01/19	357,437
230,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24	232,875
249,000	Antero Resources Corp., 5.13%, due 12/01/22	250,867
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,178
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38% (USD 5 year swap rate plus 5.210%), due 09/01/24† ‡‡‡	301,865
125,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 04/01/21	124,688
110,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 10/01/22	109,450
314,000	Arconic, Inc., 5.13%, due 10/01/24‡	311,056
245,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25‡ 144A	239,181
269,000	Ares Capital Corp., 3.63%, due 01/19/22	262,542
240,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	223,800
180,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	150,300
150,000	AT&T, Inc., 2.63%, due 12/01/22	142,250
619,000	AT&T, Inc., 3.40%, due 05/15/25	581,335
5,000,000	AT&T, Inc., 4.04%, due 11/27/22‡‡ 144A	4,232,440
10,000	AT&T, Inc., 4.45%, due 05/15/21‡	10,244
110,000	AT&T, Inc., 5.25%, due 03/01/37	108,509
200,000	Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† ††††† ‡ 144A	203,750

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
425,000	Australia & New Zealand Banking Group, Ltd. (MTN), 2.13%, due 08/19/20	415,063
354,000	Autodesk, Inc., 3.50%, due 06/15/27	331,878
190,000	AXA SA, 8.60%, due 12/15/30	243,675
260,000	Azul Investments LLP, 5.88%, due 10/26/24‡ ‡‡‡‡	221,328
185,000	BAC Capital Trust XIV, 4.00% (3 mo. USD LIBOR plus 0.400%)† †††††	163,263
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,225,318
200,000	Banco Santander SA, 3.85%, due 04/12/23	195,809
200,000	Banco Santander SA, 4.38%, due 04/12/28	191,599
87,000	Bank of America Corp., 2.60%, due 01/15/19	86,952
2,526,000	Bank of America Corp., 3.50%, due 04/19/26	2,445,790
420,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.387%)† ††††† ‡	423,675
270,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR plus 4.553%)† ††††† ‡	285,862
740,000	Bank of America Corp., (MTN), 3.30%, due 01/11/23	729,599
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.370%), due 07/21/28†	721,650
385,000	Bank of America Corp., (MTN), 3.82%, due 01/20/28◆	375,953
378,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	370,516
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	508,606
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	165,995
124,000	Bank of America Corp., (MTN), 4.25%, due 10/22/26	122,659
105,000	Bank of America Corp., (MTN), 4.44% (3 mo. USD LIBOR plus 1.990%), due 01/20/48†	102,756
1,205,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,209,738
200,000	Bank of Montreal (MTN), 2.80%, due 04/13/21◆◆	200,452
155,000	Bank of Montreal (MTN), 3.10%, due 04/13/21	154,442
425,000	Banque Federative du Credit Mutuel SA, 2.20%, due 07/20/20 144A	415,291
670,000	Barclays Bank Plc, 2.65%, due 01/11/21	655,233
575,000	Barclays Plc, 3.68%, due 01/10/23	559,740
325,000	Barclays Plc, 4.38%, due 01/12/26	316,454
400,000	Barclays Plc, 4.97%, due 05/16/29◆	397,052
770,000	BAT Capital Corp., 3.22%, due 08/15/24‡ 144A	730,368
255,000	Bayer US Finance II LLC, 2.97%, due 06/25/21◆◆ 144A	255,467
200,000	Bayer US Finance II LLC, 3.50%, due 06/25/21‡ 144A	200,535
515,000	Bayer US Finance II LLC, 4.25%, due 12/15/25 144A	518,561
1,395,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,725,417
105,000	BHP Billiton Finance USA, Ltd., 6.25% (USD 5 year swap rate plus 4.971%), due 10/19/75† 144A	110,073
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,145,748
110,000	BMW US Capital LLC, 2.75%, due 04/12/21◆◆ 144A	110,416
145,000	BMW US Capital LLC, 3.10%, due 04/12/21‡ 144A	144,152
510,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	482,482
252,000	Booking Holdings, Inc., 2.75%, due 03/15/23	243,392
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	1,922,413
280,000	BPCE SA, 4.50%, due 03/15/25 144A	273,358
415,000	BPCE SA, 5.70%, due 10/22/23 144A	434,484
205,000	Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	216,312
310,000	Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	285,587
430,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27‡	382,618
251,014	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	257,709

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
52,565	British Airways 2013-1 Class B Pass Through Trust, 5.63%, due 12/20/21 144A	53,659
135,000	British Airways 2018-1 Class A Pass Through Trust, 4.13%, due 03/20/33‡‡‡‡	133,558
425,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.38%, due 01/15/20	419,619
1,022,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	968,388
245,000	C&W Senior Financing DAC, 6.88%, due 09/15/27‡ 144A	235,506
305,000	CA, Inc., 3.60%, due 08/15/22	302,341
165,000	Cablevision SA, 6.50%, due 06/15/21‡ 144A	164,352
195,000	Cablevision Systems Corp., 5.88%, due 09/15/22‡	194,025
725,000	Canadian Imperial Bank of Commerce, 2.70%, due 02/02/21	714,163
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15# ‡	1,037,030
475,000	Capital One Financial Corp., 2.50%, due 05/12/20	468,474
958,000	Capital One Financial Corp., 3.20%, due 01/30/23	930,255
420,000	Capital One Financial Corp., 3.45%, due 04/30/21	419,311
220,000	Capital One Financial Corp., 3.50%, due 06/15/23	215,152
520,000	Capital One Financial Corp., 3.75%, due 07/28/26‡	484,005
340,000	Capital One Financial Corp., 4.20%, due 10/29/25‡	330,710
122,000	CBS Corp., 3.38%, due 03/01/22	120,469
195,000	CBS Corp., 3.70%, due 08/15/24	189,930
175,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	178,553
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	205,538
67,000	CDK Global, Inc., 5.88%, due 06/15/26	68,441
715,000	Celgene Corp., 2.25%, due 08/15/21	688,325
234,000	Celgene Corp., 2.88%, due 08/15/20	232,327
248,000	Celgene Corp., 2.88%, due 02/19/21	244,831
235,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	239,185
290,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	245,775
350,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	299,556
250,000	Cenovus Energy, Inc., 5.40%, due 06/15/47‡	245,634
225,000	Centene Corp., 5.63%, due 02/15/21	230,316
133,000	Centene Escrow I Corp., 5.38%, due 06/01/26 144A	135,079
205,000	CenterPoint Energy, Inc., 2.50%, due 09/01/22	196,899
200,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.50%, due 04/01/28 144A	203,440
520,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28‡	487,764
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,066
475,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	461,462
1,846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,934,098
780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	824,824
386,000	Chemours Co. (The), 6.63%, due 05/15/23	405,300
355,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27‡	353,225
133,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	138,819
205,000	Cimarex Energy Co., 4.38%, due 06/01/24	206,949
335,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24‡ 144A	307,362
490,000	Citibank NA, 3.05%, due 05/01/20	489,951

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
455,000	Citigroup, Inc., 2.35%, due 08/02/21	439,834
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21	1,348,114
983,000	Citigroup, Inc., 3.40%, due 05/01/26	933,074
310,000	Citigroup, Inc., 3.67%, due 07/24/28◆	295,273
789,000	Citigroup, Inc., 3.73% (3 mo. USD LIBOR plus 1.430%), due 09/01/23†	805,694
1,110,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.563%), due 01/10/28†	1,076,228
180,000	Citigroup, Inc., 4.40%, due 06/10/25	179,176
504,000	Citigroup, Inc., 4.60%, due 03/09/26	504,083
520,000	Citigroup, Inc., 4.75%, due 05/18/46	496,344
155,000	Citigroup, Inc., 5.50%, due 09/13/25	164,808
361,000	Citigroup, Inc., 5.88% (3 mo. USD LIBOR plus 4.059%)† †††††	370,242
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.230%)† ††††† ‡	132,600
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.068%)† †††††	234,312
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.095%)† †††††	567,531
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.478%)† ††††† ‡	125,400
385,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.517%)† †††††	399,919
401,000	Citrix Systems, Inc., 4.50%, due 12/01/27	389,342
250,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	256,250
1,223,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,304,619
885,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22‡‡‡	854,976
286,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	285,285
233,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	226,666
180,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	179,851
5,000	Comcast Corp., 3.97%, due 11/01/47	4,415
1,680,000	Comcast Corp., 4.25%, due 01/15/33	1,643,240
79,000	Comcast Corp., 6.40%, due 05/15/38	93,790
20,000	Comcast Corp., 6.50%, due 11/15/35	23,818
73,000	Commercial Metals Co., 5.38%, due 07/15/27	69,533
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48‡	343,251
200,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24‡ 144A	205,585
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	45,542
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	710,011
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	63,614
255,000	Constellation Brands, Inc., 3.20%, due 02/15/23	248,385
400,000	Consumers Energy Co., 3.25%, due 08/15/46	350,803
1,136,195	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, due 10/19/23	1,204,497
155,863	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.25%, due 10/11/21	160,076
448,000	Continental Resources, Inc., 5.00%, due 09/15/22	454,431
195,000	Cooperatieve Rabobank UA, 11.00% (3 mo. USD LIBOR plus 10.868%)† ††††† ‡ 144A	209,625
820,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	790,144
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	53,245
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,413,332
205,000	Credit Acceptance Corp., 6.13%, due 02/15/21‡	206,794
300,000	Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	306,750
250,000	Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.283%), due 09/19/33† 144A	252,622
250,000	Credit Agricole SA/London, 3.75%, due 04/24/23 144A	245,203
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.13%, due 12/10/20‡	496,668
215,000	Credito Real SAB de CV SOFOM ER, 9.13%◆ ††††† 144A	203,068

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
230,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	228,164
357,000	Crown Castle Towers LLC, 4.88%, due 08/15/40 144A	366,315
311,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.25%, due 08/15/22	286,120
125,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	126,094
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,112,913
675,000	CVS Health Corp., 3.35%, due 03/09/21	674,687
50,000	CVS Health Corp., 4.78%, due 03/25/38	49,334
675,000	CVS Health Corp., 5.05%, due 03/25/48	689,583
120,000	CVS Health Corp., 5.13%, due 07/20/45	122,036
2,800,300	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,287,841
245,000	Cydsa SAB DE CV, 6.25%, due 10/04/27‡ 144A	222,092
1,615,000	Daimler Finance North America LLC, 2.20%, due 05/05/20 144A	1,584,369
414,000	Daimler Finance North America LLC, 3.10%, due 05/04/20 144A	413,268
375,000	DaVita, Inc., 5.00%, due 05/01/25	353,906
400,000	DCP Midstream Operating LP, 5.85% (3 mo. USD LIBOR plus 3.850%), due 05/21/43† 144A	368,000
578,000	DCP Midstream Operating, LP, 5.35%, due 03/15/20 144A	590,282
72,000	DCP Midstream, LP, 7.38%◆ †††††	69,075
215,000	Dell International LLC/EMC Corp., 3.48%, due 06/01/19 144A	215,589
515,000	Dell International LLC/EMC Corp., 6.02%, due 06/15/26 144A	541,785
100,000	Dell International LLC/EMC Corp., 7.13%, due 06/15/24 144A	106,034
250,000	Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	301,986
885,964	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	966,941
405,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	400,773
345,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	332,892
375,000	Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	362,956
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	241,084
622,000	Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	592,230
665,000	Discover Financial Services, 3.75%, due 03/04/25	635,897
412,000	Discover Financial Services, 3.95%, due 11/06/24	402,606
120,000	Discover Financial Services, 4.10%, due 02/09/27	115,307
72,000	Discover Financial Services, 5.20%, due 04/27/22	75,162
600,000	Discovery Communications LLC, 2.80%, due 06/15/20‡ 144A	593,035
185,000	Discovery Communications LLC, 5.00%, due 09/20/37	178,668
245,000	Dollar Tree, Inc., 3.06%, due 04/17/20◆◆	245,530
526,000	Dollar Tree, Inc., 4.20%, due 05/15/28	508,743
264,000	Dominion Energy, Inc., 2.58%, due 07/01/20	260,253
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26	104,321
400,000	Dominion Energy, Inc., 4.45%, due 03/15/21	409,232
325,000	DTE Electric Co., 4.05%, due 05/15/48	323,579
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,601,422
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	369,926
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	179,921
274,000	eBay, Inc., 2.15%, due 06/05/20	269,331
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	239,099
200,000	Electricite de France SA, 3.63%, due 10/13/25 144A	195,990
440,000	Electricite de France SA, 5.25% (USSW10 plus 3.709%)† ††††† 144A	431,090
419,000	Electronic Arts, Inc., 4.80%, due 03/01/26	440,135

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
373,000	Emera US Finance, LP, 3.55%, due 06/15/26	351,801
355,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	361,653
230,000	Enbridge Energy Partners, LP, 6.11% (3 mo. USD LIBOR plus 3.798%), due 10/01/77† ‡	230,862
320,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.418%), due 07/15/77†	292,400
265,000	Enbridge, Inc., 6.25%, due 03/01/78◆	250,097
265,000	Encana Corp., 6.50%, due 08/15/34	302,976
179,000	Energy Transfer Equity, LP, 5.88%, due 01/15/24	183,923
110,000	Energy Transfer Partners, LP, 4.20%, due 04/15/27	103,840
270,000	Energy Transfer Partners, LP, 4.95%, due 06/15/28	269,686
245,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	219,124
110,000	EnerSys, 5.00%, due 04/30/23 144A	109,863
54,000	Enova International, Inc., 8.50%, due 09/01/24 144A	56,160
201,000	Enova International, Inc., 9.75%, due 06/01/21‡	212,557
55,000	Enterprise Products Operating LLC, 3.70%, due 02/15/26	53,830
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	456,174
480,000	Enterprise Products Operating LLC, 5.25%, due 08/16/77◆	447,600
285,000	Enterprise Products Operating LLC, 6.07% (3 mo. USD LIBOR plus 3.708%), due 08/01/66†	286,069
215,000	Equifax, Inc., 3.60%, due 08/15/21	214,977
70,000	Equifax, Inc., 7.00%, due 07/01/37	84,540
184,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	184,000
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 144A	1,933,831
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* **** ¤ ^ †††	—
120,000	Exela Intermediate LLC/Exela Finance, Inc., 10.00%, due 07/15/23 144A	123,150
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,250,830
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	934,266
300,000	Exelon Generation Co. LLC, 5.20%, due 10/01/19	307,141
530,000	Expedia Group, Inc., 3.80%, due 02/15/28‡	486,303
430,000	Expedia Group, Inc., 5.00%, due 02/15/26	438,666
495,000	Express Scripts Holding Co., 2.60%, due 11/30/20	485,793
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27‡	1,162,534
302,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	304,064
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,296,313
227,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.033%)† †††††	224,042
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	318,260
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	197,947
761,000	Ford Motor Co., 4.75%, due 01/15/43‡	659,978
250,000	Ford Motor Credit Co. LLC, 3.34%, due 03/18/21	247,917
395,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	419,042
240,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	233,400
102,000	Freedom Mortgage Corp., 8.25%, due 04/15/25‡ 144A	100,215
155,000	FS Investment Corp., 4.00%, due 07/15/19	155,187
140,000	FS Investment Corp., 4.25%, due 01/15/20	140,346
221,000	GCI LLC, 6.88%, due 04/15/25	229,840
435,000	General Dynamics Corp., 2.88%, due 05/11/20	434,644
520,000	General Dynamics Corp., 3.00%, due 05/11/21	518,541
80,000	General Electric Co., (MTN), 4.38%, due 09/16/20‡	81,964
450,000	General Motors Co., 4.00%, due 04/01/25	437,391

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
450,000	General Motors Co., 4.88%, due 10/02/23	463,149
160,000	General Motors Financial Co., Inc., 3.19%, due 04/09/21◆◆	160,896
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,050,508
410,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	408,938
370,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	359,198
1,085,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23‡	1,085,945
394,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	387,119
185,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	183,613
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	264,791
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	899,318
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	135,313
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	82,492
570,000	Goldman Sachs Group (The), Inc., 3.81%, due 04/23/29◆	542,804
780,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	749,864
480,000	Goldman Sachs Group (The), Inc., 4.22%, due 05/01/29◆ ‡	473,698
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	289,240
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.834%)† ††††† ‡	122,500
465,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.922%)† †††††	473,719
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	139,189
1,462,000	Goldman Sachs Group (The), Inc., (MTN), 7.50%, due 02/15/19	1,502,613
80,000	Graham Holdings Co., 5.75%, due 06/01/26 144A	81,000
280,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	262,990
248,000	Gulfport Energy Corp., 6.00%, due 10/15/24‡	239,940
124,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25	122,140
390,000	HCA, Inc., 5.25%, due 04/15/25	390,975
262,000	HCA, Inc., 5.25%, due 06/15/26	260,873
195,000	HCA, Inc., 7.50%, due 02/15/22	212,550
176,000	Hess Corp., 5.80%, due 04/01/47	182,508
45,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	44,447
69,000	Hewlett Packard Enterprise Co., 2.85%, due 10/05/18	69,105
135,000	Hilton Domestic Operating Co., Inc., 5.13%, due 05/01/26 144A	133,313
105,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24	107,494
440,000	HSBC Holdings Plc, 2.93%, due 05/18/21◆◆	440,761
450,000	HSBC Holdings Plc, 3.95%, due 05/18/24◆	448,685
305,000	HSBC Holdings Plc, 6.88% (USISDA05 plus 5.514%)† ††††† ‡	316,056
460,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	476,923
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,330,111
256,000	IHS Markit, Ltd., 4.00%, due 03/01/26‡ 144A	245,440
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25‡ 144A	124,063
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	111,513
255,000	ING Bank NV, 5.80%, due 09/25/23 144A	270,511
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	167,000
200,000	International Game Technology Plc, 6.50%, due 02/15/25‡ 144A	207,500
310,000	International Paper Co., 4.40%, due 08/15/47	282,795
54,000	IPALCO Enterprises, Inc., 3.70%, due 09/01/24	52,419
175,000	IQVIA, Inc., 4.88%, due 05/15/23‡ 144A	177,625
58,000	Iridium Communications, Inc., 10.25%, due 04/15/23‡ 144A	62,640
196,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/27 144A	181,545

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
325,000	Israel Electric Corp., Ltd., 9.38%, due 01/28/20 144A	354,213
107,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	108,873
110,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	115,225
72,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	74,160
290,000	Jefferies Financial Group, IncJefferies Financial Group, Inc., 5.50%, due 10/18/23	299,972
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	520,252
340,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	300,689
418,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	406,413
560,000	JPMorgan Chase & Co., 2.40%, due 06/07/21	545,816
2,082,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	2,046,033
380,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	359,696
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,397,609
665,000	JPMorgan Chase & Co., 3.51%, due 06/18/22◆	665,788
625,000	JPMorgan Chase & Co., 3.96%, due 11/15/48◆	563,359
340,000	JPMorgan Chase & Co., 4.01%, due 04/23/29◆	335,870
820,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	838,557
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	92,595
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	206,984
921,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.800%)† †††††	940,341
420,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.780%)† ††††† ‡	457,275
250,000	JPMorgan Chase Bank NA, 3.09%, due 04/26/21◆	249,480
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	823,691
237,000	Juniper Networks, Inc., 3.30%, due 06/15/20	236,831
843,000	Juniper Networks, Inc., 4.60%, due 03/15/21	857,386
200,000	KazMunayGas National Co. JSC, 3.88%, due 04/19/22 144A	197,150
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,491,069
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	224,575
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43‡ 144A	1,296,330
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	732,340
200,000	Klabin Finance SA, 4.88%, due 09/19/27 144A	180,600
360,000	Kraft Heinz Foods Co., 3.50%, due 06/06/22	356,759
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46‡	82,495
235,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	239,834
148,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	144,493
204,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	211,905
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	417,998
180,000	Kronos Acquisition Holdings, Inc., 9.00%, due 08/15/23 144A	162,450
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	307,125
120,000	L Brands, Inc., 6.88%, due 11/01/35	107,400
82,000	Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22 144A	82,205
133,000	Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	125,160
150,000	Laureate Education, Inc., 8.25%, due 05/01/25‡ 144A	160,782
251,000	Lear Corp., 5.25%, due 01/15/25	258,400
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,162,910

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
1,237,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,285,568
386,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	456,445
105,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	106,805
230,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	229,942
800,000	Lloyds Bank Plc, 3.30%, due 05/07/21	798,903
675,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	680,075
300,000	Lloyds Banking Group Plc, 7.50% (USD 5 year swap rate plus 4.760%)† †††††	305,400
1,165,000	Lockheed Martin Corp., 4.70%, due 05/15/46‡	1,243,409
247,000	LSC Communications, Inc., 8.75%, due 10/15/23 144A	242,986
492,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	496,930
240,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.520%)† †††††	238,800
300,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	299,435
1,484,000	Macquarie Group, Ltd., 4.15%, due 03/27/24 144A	1,478,552
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	51,251
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	419,631
447,000	Maple Escrow Subsidiary, Inc., 3.55%, due 05/25/21 144A	447,700
700,000	Marriott International, Inc., 3.13%, due 06/15/26	651,755
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	232,378
225,000	Masco Corp., 4.38%, due 04/01/26	224,553
225,000	Masco Corp., 4.45%, due 04/01/25	226,074
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	505,832
175,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, due 05/15/24‡ 144A	162,531
239,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	208,527
270,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	263,925
346,000	Meredith Corp., 6.88%, due 02/01/26 144A	342,107
195,000	MetLife, Inc., 6.40%, due 12/15/66	207,187
250,000	MetLife, Inc., 9.25%, due 04/08/38 144A	340,000
295,000	Mexichem SAB de CV, 5.50%, due 01/15/48 144A	258,143
63,000	MGIC Investment Corp., 5.75%, due 08/15/23	64,575
230,000	Microchip Technology, Inc., 3.92%, due 06/01/21 144A	230,539
465,000	Microchip Technology, Inc., 4.33%, due 06/01/23 144A	466,294
754,000	Microsoft Corp., 4.25%, due 02/06/47	801,818
333,000	Microsoft Corp., 4.45%, due 11/03/45	359,375
700,000	Microsoft Corp., 4.50%, due 02/06/57	762,033
175,000	Molson Coors Brewing Co., 3.00%, due 07/15/26	159,244
921,000	Morgan Stanley, 3.88%, due 04/29/24‡	923,346
135,000	Morgan Stanley, 3.97% (3 mo. USD LIBOR plus 1.455%), due 07/22/38† ‡	125,495
430,000	Morgan Stanley, 4.38%, due 01/22/47‡	411,617
325,000	Morgan Stanley, 5.45% (3 mo. USD LIBOR plus 3.610%)† †††††	329,673
475,000	Morgan Stanley, (MTN), 3.77%, due 01/24/29◆	458,125
250,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26‡	246,329
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,728,464
305,000	Morgan Stanley, (MTN), 5.50%, due 01/26/20	315,667
1,547,000	Morgan Stanley, (MTN), 7.30%, due 05/13/19	1,603,829
238,000	Motorola Solutions, Inc., 4.60%, due 02/23/28‡	237,165
295,000	MPLX, LP, 4.00%, due 03/15/28	281,123
250,000	MPLX, LP, 4.50%, due 04/15/38	231,646

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
25,000	MPLX, LP, 5.20%, due 03/01/47	24,933
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	208,997
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	153,954
323,000	Mylan NV, 3.95%, due 06/15/26‡	308,982
545,000	Mylan, Inc., 4.55%, due 04/15/28 144A	533,643
360,000	Myriad International Holdings BV, 5.50%, due 07/21/25 144A	371,206
44,000	National CineMedia LLC, 6.00%, due 04/15/22	44,825
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	236,469
330,000	Natura Cosmeticos SA, 5.38%, due 02/01/23‡ 144A	317,216
275,000	Netflix, Inc., 4.88%, due 04/15/28 144A	262,465
375,000	Netflix, Inc., 5.88%, due 11/15/28‡ 144A	380,512
445,000	New England Power Co., 3.80%, due 12/05/47 144A	426,885
170,000	Newell Brands, Inc., 4.20%, due 04/01/26‡	164,390
123,000	Newfield Exploration Co., 5.63%, due 07/01/24‡	130,226
157,000	Newfield Exploration Co., 5.75%, due 01/30/22	164,261
435,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	418,915
285,000	Nippon Life Insurance Co., 5.10% (USISDA05 plus 3.650%), due 10/16/44† 144A	291,056
670,000	NiSource, Inc., 3.49%, due 05/15/27	641,866
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	793,092
205,000	Norbord, Inc., 6.25%, due 04/15/23 144A	214,758
195,000	Northern States Power Co., 3.60%, due 09/15/47	180,232
220,000	Northern States Power Co., 4.13%, due 05/15/44	221,973
370,000	NOVA Chemicals Corp., 5.00%, due 05/01/25‡ 144A	351,500
80,000	Novelis Corp., 5.88%, due 09/30/26 144A	76,800
469,000	NRG Energy, Inc., 6.25%, due 05/01/24	483,070
270,000	NRG Energy, Inc., 6.63%, due 01/15/27	278,775
243,000	NRG Yield Operating LLC, 5.38%, due 08/15/24	244,215
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	223,793
70,000	NuStar Logistics, LP, 5.63%, due 04/28/27‡	67,988
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	312,910
560,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	566,300
80,000	Olin Corp., 5.00%, due 02/01/30	75,700
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	205,484
277,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	281,333
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23	144,569
200,000	ONEOK, Inc., 4.95%, due 07/13/47‡	195,466
175,000	Open Text Corp., 5.88%, due 06/01/26 144A	178,938
385,000	Oracle Corp., 3.80%, due 11/15/37	364,909
320,000	Oracle Corp., 4.30%, due 07/08/34	326,750
150,000	Owens Corning, 4.20%, due 12/15/22	150,510
225,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	214,360
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	498,020
205,000	PECO Energy Co., 3.70%, due 09/15/47	193,267
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A	726,131
1,700,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24‡ 144A	1,683,521
155,000	Petrobras Global Finance BV, 5.30%, due 01/27/25 144A	143,414
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	162,917
160,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	159,240
420,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	420,525

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	323,616
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22	82,240
255,000	Petroleos Mexicanos, 5.50%, due 01/21/21‡	262,839
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	240,439
690,000	Petroleos Mexicanos, 6.75%, due 09/21/47	652,326
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	368,725
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	960,680
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	724,816
115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	101,398
430,000	PNC Bank NA, 2.45%, due 07/28/22	415,297
595,000	PNC Bank NA, 2.50%, due 01/22/21	584,353
270,000	PNC Financial Services Group (The), Inc., 4.85% (3 mo. USD LIBOR plus 3.040%)† †††††	268,110
513,000	PNC Financial Services Group (The), Inc., 6.75% (3 mo. USD LIBOR plus 3.678%)† †††††	554,040
200,000	Popular, Inc., 7.00%, due 07/01/19	204,000
60,000	Post Holdings, Inc., 5.63%, due 01/15/28‡ 144A	56,475
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	563,514
134,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23‡ 144A	143,005
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	94,999
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	84,091
513,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.175%), due 09/15/42† ‡	542,497
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,041,767
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	421,718
355,000	Public Service Electric & Gas Co., (MTN), 3.70%, due 05/01/28	356,315
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	181,475
225,000	Quicken Loans, Inc., 5.25%, due 01/15/28 144A	208,361
370,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	363,999
340,000	QVC, Inc., 4.38%, due 03/15/23	336,303
225,000	QVC, Inc., 5.13%, due 07/02/22	230,693
130,000	QVC, Inc., 5.45%, due 08/15/34	120,391
132,000	Radian Group, Inc., 4.50%, due 10/01/24	128,040
79,000	Radian Group, Inc., 5.25%, due 06/15/20	79,988
82,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 02/15/23‡ 144A	79,130
1,358,000	Realty Income Corp. REIT, 4.13%, due 10/15/26	1,354,018
495,000	Regions Financial Corp., 2.75%, due 08/14/22	477,807
355,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24	200,575
490,000	Royal Bank of Canada (MTN), 2.75%, due 04/30/21◆◆	490,033
1,320,000	Royal Bank of Canada (MTN), 3.20%, due 04/30/21	1,319,961
930,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	904,471
205,000	Royal Bank of Scotland Group Plc, 8.00% (USD 5 year swap rate plus 5.720%)† ††††† ‡	215,762
200,000	Royal Bank of Scotland Group Plc, 8.63% (USD 5 year swap rate plus 7.598%)† †††††	213,050
231,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	224,073
217,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	220,660
385,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	411,155
136,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	146,081
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	296,800
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	291,575
255,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	246,462

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
445,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22	438,830
240,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	234,902
400,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	397,836
275,000	Schlumberger Investment SA, 3.30%, due 09/14/21 144A	275,290
230,000	Select Medical Corp., 6.38%, due 06/01/21	233,996
922,000	SES SA, 3.60%, due 04/04/23‡ 144A	897,475
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	456,830
865,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	794,082
110,000	Simmons Foods, Inc., 5.75%, due 11/01/24 144A	95,975
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,096,695
230,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24‡ 144A	228,850
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	492,847
335,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	315,319
245,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	236,425
335,000	Societe Generale SA, 7.38% (USD 5 year swap rate plus 6.238%)† ††††† ‡ 144A	341,700
265,000	Societe Generale SA, 8.00% (USISDA05 plus 5.873%)† ††††† ‡ 144A	276,262
200,000	Societe Generale SA, (MTN), Reg S, 8.25% (USD 5 year swap rate plus 6.394%)† ††††† ‡‡‡	202,594
335,000	Southern California Edison Co., 4.00%, due 04/01/47	313,621
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,239,315
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,186,235
630,000	Southern Copper Corp., 5.25%, due 11/08/42	625,661
255,000	Southern Power Co., 1.95%, due 12/15/19	250,766
979,000	Spirit Airlines Pass Through Trust, 3.38%, due 08/15/31	960,223
102,000	Springleaf Finance Corp., 6.88%, due 03/15/25	101,490
255,000	Sprint Capital Corp., 6.88%, due 11/15/28	244,800
150,000	Sprint Communications, Inc., 7.00%, due 03/01/20 144A	156,000
250,000	Sprint Communications, Inc., 9.00%, due 11/15/18 144A	255,312
597,188	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	591,962
280,000	Standard Industries, Inc./NJ, 5.38%, due 11/15/24 144A	277,900
293,000	State Street Corp., 3.34% (3 mo. USD LIBOR plus 1.000%), due 06/01/77†	260,037
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	18,090
203,000	Stifel Financial Corp., 4.25%, due 07/18/24	202,524
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	895,729
335,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	314,110
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	275,508
217,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	200,231
405,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	389,431
495,000	SunTrust Bank/Atlanta GA, 2.59%, due 01/29/21◆	490,804
245,000	Symantec Corp., 5.00%, due 04/15/25‡ 144A	237,962
175,000	Synchrony Financial, 2.70%, due 02/03/20	173,221
390,000	Syngenta Finance NV, 3.70%, due 04/24/20‡ 144A	388,752
275,000	T-Mobile USA, Inc., 4.75%, due 02/01/28	255,062
95,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, due 06/01/22‡ 144A	83,363
215,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26‡ 144A	216,881
270,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 04/15/21 144A	270,337

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
760,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	728,582
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	45,102
60,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	51,900
446,000	Tech Data Corp., 4.95%, due 02/15/27‡	441,326
220,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23†††† 144A	222,750
343,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36‡	357,029
240,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	237,600
1,414,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,394,146
90,000	Tenet Healthcare Corp., 4.38%, due 10/01/21	88,988
170,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	174,250
1,650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26‡	1,328,460
225,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28‡	229,723
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	70,396
380,000	Time Warner Cable LLC, 8.25%, due 04/01/19	394,222
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48 144A	482,801
75,000	Trident Merger Sub, Inc., 6.63%, due 11/01/25 144A	73,313
255,000	Trimble, Inc., 4.90%, due 06/15/28	255,044
77,000	Tutor Perini Corp., 6.88%, due 05/01/25‡ 144A	77,289
500,000	UBS AG/London, 2.45%, due 12/01/20 144A	489,383
495,000	UBS Group Funding Switzerland AG, 2.86%, due 08/15/23◆ 144A	474,045
1,812,000	UBS Group Funding Switzerland AG, 4.13%, due 04/15/26 144A	1,795,077
2,998,464	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 10/11/27	3,013,411
354,919	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 03/03/28	353,281
201,909	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 03/03/24	202,540
292,086	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 01/07/30	282,772
452,000	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 07/07/27	440,459
89,000	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 09/01/27‡	89,553
540,000	United Rentals North America, Inc., 4.88%, due 01/15/28	501,363
220,000	United Rentals North America, Inc., 5.50%, due 07/15/25	222,475
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	106,444
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	232,012
275,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	269,156
200,000	UPC Holding BV, 5.50%, due 01/15/28 144A	180,500
168,811	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 10/22/24	180,911
193,573	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 04/01/26	207,600
350,000	US Bank NA/Cincinnati OH, 2.00%, due 01/24/20	344,947
145,000	US Concrete, Inc., 6.38%, due 06/01/24	146,088
44,000	USA Compression Partners, LP/USA Compression Finance Corp., 6.88%, due 04/01/26 144A	45,705
210,000	Vale Overseas, Ltd., 6.25%, due 08/10/26	227,955
240,000	Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25‡ 144A	222,000
490,000	Valero Energy Corp., 3.40%, due 09/15/26	464,766
115,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	111,406
200,000	Vedanta Resources Plc, 6.38%, due 07/30/22 144A	191,000
329,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	315,488
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,979,994
260,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	260,401
130,000	VeriSign, Inc., 4.75%, due 07/15/27	124,599

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
170,000	VeriSign, Inc., 5.25%, due 04/01/25	172,924
494,000	Verisk Analytics, Inc., 4.00%, due 06/15/25‡	486,587
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	238,497
250,000	Verizon Communications, Inc., 4.50%, due 08/10/33	242,749
1,017,000	Verizon Communications, Inc., 4.52%, due 09/15/48	930,863
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	276,453
1,074,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,030,128
207,000	Viacom, Inc., 4.38%, due 03/15/43	174,293
357,000	Viacom, Inc., 5.85%, due 09/01/43	358,010
230,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.899%), due 02/28/57† ‡	218,281
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	792,363
223,000	Vista Outdoor, Inc., 5.88%, due 10/01/23‡	213,522
290,000	VMware, Inc., 2.95%, due 08/21/22	278,557
325,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.580%), due 05/15/53†	327,437
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,114,319
142,000	Wand Merger Corp., 8.13%, due 07/15/23 144A	142,000
113,000	Wand Merger Corp., 9.13%, due 07/15/26 144A	114,413
491,000	Warner Media LLC, 3.80%, due 02/15/27	464,526
260,000	Warner Media LLC, 4.70%, due 01/15/21	267,759
200,000	Warner Media LLC, 4.75%, due 03/29/21	206,509
855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 2.70%, due 09/17/19 144A	851,605
1,298,000	Wells Fargo & Co., 3.07%, due 01/24/23	1,263,018
585,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.990%)† †††††	604,012
315,000	Wells Fargo & Co., Series K, Class A, 6.11% (3 mo. USD LIBOR plus 3.770%)† †††††	319,528
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	720,769
115,000	West Corp., 8.50%, due 10/15/25‡ 144A	105,513
319,000	Western Digital Corp., 4.75%, due 02/15/26	310,826
606,000	Westpac Banking Corp., 2.15%, due 03/06/20	596,371
170,000	WestRock RKT Co., 3.50%, due 03/01/20	170,407
1,000,000	Weyerhaeuser Co. REIT, 7.38%, due 10/01/19	1,051,099
400,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	402,000
275,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	285,656
315,000	Williams Partners, LP, 3.75%, due 06/15/27‡	297,988
135,000	Williams Partners, LP, 4.85%, due 03/01/48	129,110
201,000	Windstream Services LLC/Windstream Finance Corp., 7.75%, due 10/15/20‡	181,403
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	79,947
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	319,249
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	90,276
145,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	142,100
62,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	61,613
90,000	WPX Energy, Inc., 5.25%, due 09/15/24	88,988
34,000	WPX Energy, Inc., 6.00%, due 01/15/22	35,530
1,496,000	Xcel Energy, Inc., 4.00%, due 06/15/28‡	1,498,872
261,000	XPO Logistics, Inc., 6.50%, due 06/15/22 144A	267,851
310,000	YPF SA, 8.50%, due 07/28/25‡ 144A	296,344

		287,036,323

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 9.9%
450,000	Americold LLC, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	480,649
110,528	Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/48◆◆ ‡‡‡‡	110,779
745,029	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.76%, due 04/25/48◆◆ 144A	748,296
113,000	Avenue of Americas Mortgage Trust, Series 2015-1177, Class C, 3.11%, due 12/13/29◆◆ 144A	109,853
264,000	Barclays Commercial Mortgage Trust, Series 2015-MSQ, Class D, 4.12%, due 09/15/32◆◆ 144A	261,692
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,269,049
330,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35◆◆ 144A	340,819
301,000	BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.04%, due 03/15/37◆◆ ‡‡‡‡	301,007
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 4.51%, due 03/15/37◆◆ 144A	208,473
201,802	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 2.79% (1 mo. USD LIBOR plus 0.700%), due 01/25/35†	202,292
159,934	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.79%, due 10/25/27◆◆ 144A	160,931
293,000	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.69%, due 04/25/28◆◆ 144A	294,368
190,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.39%, due 03/15/37◆◆ 144A	189,411
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	667,966
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.22% (1 mo. LIBOR plus 2.150%), due 07/15/32† ‡‡‡‡	239,871
351,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 4.32%, due 11/15/36◆◆ 144A	352,034
846,328	CIM Trust, Series 2017-3, 3.98%, due 01/25/57◆◆ 144A	866,465
383,497	CIM Trust, Series 2017-6, 3.02%, due 06/25/57◆◆ 144A	377,159
1,000,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,000,136
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,592,270
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,444,691
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,729,422
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.57%, due 07/15/32◆◆ ‡‡‡‡	114,943
820,000	Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.17% (1 mo. LIBOR plus 2.250%), due 07/15/30† ‡‡‡‡	819,361
1,400,000	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, due 09/15/50	1,353,074
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47¤◆◆	689,879
140,000	CLNS Trust, Series 2017-IKPR, Class C, 3.15% (1 mo. LIBOR plus 1.100%), due 06/11/32† 144A	140,044
315,000	Cold Storage Trust, Series 2017-ICE3, Class D, 4.17% (1 mo. LIBOR plus 2.100%), due 04/15/36† 144A	316,797
106,000	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/48◆◆ ‡‡‡‡	106,268
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	225,694
405,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.54%, due 08/10/30◆◆ 144A	408,348

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
27,330	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	27,309
91,443	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	89,117
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,583,553
195,000	Commercial Mortgage Pass Through Certificates, Series 2014-PAT, Class D, 4.20% (1 mo. LIBOR plus 2.150%), due 08/13/27† 144A	194,954
390,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 4.30% (1 mo. LIBOR plus 2.250%), due 02/13/32† 144A	392,349
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,150,012
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,194,458
1,426,000	Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3, 4.23%, due 05/10/51	1,479,826
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47◆◆ ‡‡‡‡	674,086
355,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.98%, due 02/10/34◆◆ 144A	344,686
515,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23‡‡‡‡	528,131
807,884	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47 144A	803,483
424,487	Credit Suisse Mortgage Trust, Series 2018, 2.99%, due 12/04/46 144A	423,293
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,050,622
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	742,353
413,000	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.70%, due 05/15/35◆◆ ‡‡‡‡	413,646
228,029	Fremont Home Loan Trust, Series 2004-B, Class M1, 2.96% (1 mo. USD LIBOR plus 0.870%), due 05/25/34†	225,655
339,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, due 12/15/34◆◆ 144A	337,115
220,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.49%, due 12/15/34◆◆ 144A	217,560
185,116	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/57◆◆ ‡‡‡‡	185,405
25,224	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 4.16%, due 08/19/34◆◆	24,482
85,000	Great Wolf Trust, Series 2017-WOLF, Class E, 5.32%, due 09/15/34◆◆ ‡‡‡‡	85,522
145,000	GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 4.42%, due 02/15/37◆◆ ‡‡‡‡	145,228
1,365,080	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,369,746
260,000	GS Mortgage Securities Trust, Series 2015-590M, Class C, 3.93%, due 10/10/35◆◆ 144A	256,553
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	878,764
325,000	GS Mortgage Securities Trust, Series 2016-RENT, Class D, 4.20%, due 02/10/29◆◆ 144A	323,783
200,000	GS Mortgage Securities Trust, Series 2017-485L, Class C, 4.11%, due 02/10/37◆◆ 144A	197,618
100,000	Hilton Orlando Trust, Series 2018-ORL, Class D, 3.77%, due 12/15/34◆◆ ‡‡‡‡	100,122
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 5.65% (1 mo. LIBOR plus 3.650%), due 08/05/34† 144A	100,179
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34◆◆ 144A	163,537

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	705,154
1,017,010	JP Morgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	1,012,004
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,747,525
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	818,609
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	664,902
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,276,850
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,373,884
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	502,955
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	450,764
171,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class B, 4.82% (1 mo. USD LIBOR plus 2.750%), due 07/15/36† 144A	172,037
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,565,819
654,880	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46 144A	649,297
1,479,058	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47 144A	1,465,640
719,749	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, due 08/25/47◆◆ 144A	713,219
613,428	Lehman XS Trust, Series 2006-GP4, Class 1A1, 2.30% (1 mo. USD LIBOR plus 0.205%), due 08/25/46†	593,078
582,550	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 4.09% (1 mo. USD LIBOR plus 2.000%), due 05/01/22† 144A	584,311
281,231	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 3.74%, due 11/01/22◆◆ 144A	280,908
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	98,278
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,478,079
342,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.47%, due 11/15/34◆◆ ‡‡‡‡	342,124
405,439	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34 144A	412,154
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32◆◆ ‡‡‡‡	92,311
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43◆◆ ‡‡‡‡	166,256
160,000	One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, due 02/10/32 144A	158,106
80,657	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.81%, due 05/25/35◆◆	79,388
330,000	Radnor RE Ltd., Series 2018-1, Class M1, 3.49%, due 03/25/28◆◆ 144A	330,365
786,075	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.50%, due 07/25/47 144A	783,926
2,058,688	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,081,844
215,000	UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, due 05/10/45	224,718
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	666,183

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,400,000	UBS Commercial Mortgage Trust, Series 2017-C5, Class A4, 3.21%, due 11/15/50	1,344,179
550,000	UBS Commercial Mortgage Trust, Series 2018-C9, Class A3, 3.85%, due 03/15/51	553,744
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,253,377
1,657,541	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,629,671
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,535,091
490,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29◆◆ 144A	489,341
22,129	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 3.37%, due 09/25/33◆◆	22,828
363,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.80%, due 03/18/28◆◆ 144A	357,133
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,375,650
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,792,192
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	915,167
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3, 3.21%, due 11/15/50	1,442,932
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,369,785
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.85%, due 12/15/34◆◆ ‡‡‡‡	110,169
2,560,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44 144A	2,664,405
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,453,803
195,000	WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.63%, due 08/15/46◆◆	199,469

		75,824,812

	Mortgage Backed Securities - U.S. Government Agency Obligations — 25.3%
988,463	FHLMC, Series 4777, Class CB, 3.50%, due 10/15/45	995,982
285,747	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	270,686
690,668	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	671,898
438,462	FHLMC Gold, Pool # J35715, 2.50%, due 11/01/31	426,534
594,120	FHLMC Gold, Pool # J26100, 3.00%, due 10/01/28	593,607
496,892	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	496,080
1,197,505	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	1,195,551
545,932	FHLMC Gold, Pool # V60603, 3.00%, due 09/01/29	545,041
849,477	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	837,955
2,844,530	FHLMC Gold, Pool # G60039, 3.00%, due 04/01/43	2,778,582
2,099,578	FHLMC Gold, Pool # Q34842, 3.00%, due 07/01/45	2,040,468
1,469,770	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,425,475
1,402,078	FHLMC Gold, Pool # G08721, 3.00%, due 09/01/46	1,359,776
1,737,731	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,687,457
1,365,734	FHLMC Gold, Pool # G60989, 3.00%, due 12/01/46	1,325,141
432,840	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	420,720

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,929,198	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	1,879,637
217,209	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	219,980
231,059	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	234,022
282,192	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	283,131
540,050	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	541,850
1,076,494	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	1,080,077
522,106	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	523,847
2,163,302	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	2,170,509
1,878,596	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,874,969
2,218,775	FHLMC Gold, Pool # Q41917, 3.50%, due 07/01/46	2,212,366
2,293,556	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	2,291,259
715,079	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	714,584
565,833	FHLMC Gold, Pool # Q44399, 3.50%, due 11/01/46	564,128
1,650,501	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,647,569
431,963	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	431,424
1,599,728	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,598,125
109,464	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	109,087
469,556	FHLMC Gold, Pool # G67703, 3.50%, due 04/01/47	469,086
500,000	FHLMC Gold, Pool # Q51461, 3.50%, due 10/01/47	497,872
1,227,339	FHLMC Gold, Pool # G61194, 3.50%, due 11/01/47	1,224,854
324,813	FHLMC Gold, Pool # G14678, 4.00%, due 12/01/26	334,148
686,067	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	705,624
507,374	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	521,855
1,510,440	FHLMC Gold, Pool # Q04020, 4.00%, due 10/01/41	1,553,599
1,260,159	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	1,299,821
909,628	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	931,372
1,622,259	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,660,922
1,508,840	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,544,895
1,823,918	FHLMC Gold, Pool # G61043, 4.00%, due 07/01/47	1,867,965
980,396	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	1,001,286
679,086	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	714,315
1,807,197	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,889,554
1,515,325	FHLMC Gold, Pool # G60700, 4.50%, due 09/01/45	1,588,560
1,908,095	FHLMC Gold, Pool # G61242, 4.50%, due 12/01/45	1,993,964
221,016	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	230,232
649,727	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	693,419
1,985,313	FHLMC Gold, Pool # G60564, 5.00%, due 02/01/42	2,120,728
1,708,646	FHLMC Gold, Pool # G60806, 5.00%, due 12/01/44	1,829,816
178,997	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	194,185
328,717	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	362,541
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26◆◆	542,796
1,700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.19%, due 09/25/27◆◆	1,668,663
350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25%, due 09/25/27◆◆	344,440
2,800,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.29%, due 11/25/27	2,769,443

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class AM, 3.36%, due 11/25/27◆◆	1,290,167
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25◆◆	595,865
480,000	FHLMC Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.21%, due 04/25/28◆◆	472,342
33,197,035	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.12%, due 01/25/20¤◆◆	408,128
21,558,337	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.20%, due 04/25/20¤◆◆	322,066
26,856,744	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.99%, due 10/25/22¤◆◆	835,358
109,672	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	120,900
270,823	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 4.09% (1 mo. USD LIBOR plus 2.000%), due 12/25/28†	274,748
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 3.39% (1 mo. USD LIBOR plus 1.300%), due 04/25/29†	487,084
613,885	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.29% (1 mo. USD LIBOR plus 1.200%), due 07/25/29†	618,801
1,188,984	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 2.84% (1 mo. USD LIBOR plus 0.750%), due 03/25/30†	1,192,196
1,000,000	FHLMC TBA, 4.50%, due 07/12/48	1,040,670
900,000	FNMA, 2.38%, due 01/19/23	884,298
310,000	FNMA, 6.63%, due 11/15/30	416,375
327,397	FNMA, Pool # AS7693, 2.00%, due 08/01/31	310,323
529,001	FNMA, Pool # AO7971, 2.50%, due 06/01/27	518,503
302,395	FNMA, Pool # AB7059, 2.50%, due 11/01/42	284,664
452,754	FNMA, Pool # AS8073, 2.50%, due 10/01/46	424,373
12,341	FNMA, Pool # MA2064, 3.00%, due 10/01/24	12,396
941,696	FNMA, Pool # AB6212, 3.00%, due 09/01/42	920,987
537,807	FNMA, Pool # AQ7923, 3.00%, due 12/01/42	525,905
516,327	FNMA, Pool # AB7505, 3.00%, due 01/01/43	504,840
990,779	FNMA, Pool # AR2001, 3.00%, due 02/01/43	969,009
978,362	FNMA, Pool # AT0232, 3.00%, due 03/01/43	956,296
1,784,089	FNMA, Pool # AB9659, 3.00%, due 06/01/43	1,744,337
142,020	FNMA, Pool # AY7121, 3.00%, due 04/01/45	138,027
814,767	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	791,656
746,396	FNMA, Pool # AS7729, 3.00%, due 08/01/46	725,407
1,180,364	FNMA, Pool # BM3116, 3.00%, due 02/01/47	1,151,799
317,825	FNMA, Pool # BM3258, 3.00%, due 02/01/47	309,910
1,047,209	FNMA, Pool # BM3033, 3.00%, due 10/01/47	1,017,349
494,542	FNMA, Pool # AX3719, 3.50%, due 07/01/27	500,975
893,941	FNMA, Pool # MA2164, 3.50%, due 02/01/35	904,857
1,819,385	FNMA, Pool # BM1972, 3.50%, due 10/01/37	1,840,496
1,059,932	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,064,026
1,671,484	FNMA, Pool # AL1895, 3.50%, due 06/01/42	1,677,920
942,884	FNMA, Pool # AP2422, 3.50%, due 08/01/42	945,509
1,374,087	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,379,155
914,487	FNMA, Pool # AL3000, 3.50%, due 12/01/42	916,868

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,223,520	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,226,264
2,098,101	FNMA, Pool # AL3873, 3.50%, due 07/01/43	2,102,414
1,096,418	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,095,056
1,367,664	FNMA, Pool # AS5133, 3.50%, due 06/01/45	1,365,753
3,557,844	FNMA, Pool # AL7594, 3.50%, due 08/01/45	3,552,873
1,227,089	FNMA, Pool # AZ4775, 3.50%, due 10/01/45	1,225,375
383,388	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	382,853
507,507	FNMA, Pool # AS6332, 3.50%, due 12/01/45	506,798
793,540	FNMA, Pool # AS6452, 3.50%, due 01/01/46	792,431
1,687,230	FNMA, Pool # BM1573, 3.50%, due 07/01/47	1,686,441
1,554,273	FNMA, Pool # CA0655, 3.50%, due 11/01/47	1,552,342
1,181,542	FNMA, Pool # MA1689, 4.00%, due 12/01/33	1,222,919
1,385,681	FNMA, Pool # 725331, 4.00%, due 01/01/34	1,427,880
1,487,502	FNMA, Pool # AL6663, 4.00%, due 03/01/39	1,525,366
650,898	FNMA, Pool # 932807, 4.00%, due 09/01/40	668,808
363,180	FNMA, Pool # AE7685, 4.00%, due 10/01/40	373,184
1,471,107	FNMA, Pool # AH4404, 4.00%, due 01/01/41	1,511,499
549,059	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	564,522
230,296	FNMA, Pool # AO4109, 4.00%, due 06/01/42	236,612
299,247	FNMA, Pool # AB9383, 4.00%, due 05/01/43	307,882
1,309,323	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,343,027
380,622	FNMA, Pool # AS6286, 4.00%, due 12/01/45	388,517
597,686	FNMA, Pool # AS6304, 4.00%, due 12/01/45	610,083
1,647,297	FNMA, Pool # BD1412, 4.00%, due 06/01/46	1,685,793
1,929,062	FNMA, Pool # BM3820, 4.00%, due 02/01/47	1,972,712
3,184,945	FNMA, Pool # BD7043, 4.00%, due 03/01/47	3,260,348
3,029,072	FNMA, Pool # BE7192, 4.00%, due 03/01/47	3,098,471
1,760,202	FNMA, Pool # BH1207, 4.00%, due 06/01/47	1,801,008
1,671,416	FNMA, Pool # BH9320, 4.00%, due 09/01/47	1,712,214
1,839,245	FNMA, Pool # BM3641, 4.00%, due 04/01/48	1,885,042
890,937	FNMA, Pool # AL9737, 4.50%, due 08/01/38	932,715
688,123	FNMA, Pool # 995243, 4.50%, due 08/01/38	721,208
587,559	FNMA, Pool # AD9153, 4.50%, due 08/01/40	618,389
1,059,269	FNMA, Pool # AL0215, 4.50%, due 04/01/41**	1,114,968
1,294,635	FNMA, Pool # AL6301, 4.50%, due 06/01/42	1,360,058
882,453	FNMA, Pool # AL8936, 4.50%, due 05/01/46	923,596
2,445,342	FNMA, Pool # BM3286, 4.50%, due 11/01/47	2,553,195
2,084,383	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,233,613
733,813	FNMA, Pool # 725027, 5.00%, due 11/01/33	788,721
906,462	FNMA, Pool # 735676, 5.00%, due 07/01/35	971,138
575,170	FNMA, Pool # 745148, 5.00%, due 01/01/36	616,496
445,818	FNMA, Pool # 995245, 5.00%, due 01/01/39	476,319
1,056,686	FNMA, Pool # AL7521, 5.00%, due 06/01/39	1,132,045
220,283	FNMA, Pool # AI1892, 5.00%, due 05/01/41	236,482
661,556	FNMA, Pool # AI1971, 5.00%, due 05/01/41	710,073
1,153,393	FNMA, Pool # BM1105, 5.00%, due 07/01/41	1,235,400
1,556,525	FNMA, Pool # AL0761, 5.00%, due 09/01/41	1,670,683
518,223	FNMA, Pool # AL5955, 5.00%, due 01/01/42	556,092
683,734	FNMA, Pool # AL6839, 5.00%, due 04/01/42	733,882

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
405,105	FNMA, Pool # AL5788, 5.00%, due 05/01/42	434,973
1,665,087	FNMA, Pool # BM1655, 5.00%, due 11/01/44	1,783,474
4,584	FNMA, Pool # 254548, 5.50%, due 12/01/32	4,967
537,368	FNMA, Pool # 983471, 5.50%, due 05/01/38	579,744
678,054	FNMA, Pool # 985184, 5.50%, due 08/01/38	731,318
351,060	FNMA, Pool # AE0469, 6.00%, due 12/01/39	386,905
1,292,231	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,406,173
40,443	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	43,212
77,022	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.24% (1 mo. USD LIBOR plus 2.150%), due 09/25/28†	77,475
89,457	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 4.29% (1 mo. USD LIBOR plus 2.200%), due 10/25/28†	89,888
185,580	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.54% (1 mo. USD LIBOR plus 1.450%), due 01/25/29†	187,035
2,000,000	FNMA TBA, 4.00%, due 08/13/48	2,036,270
232,224	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	232,398
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27◆◆	1,649,450
1,277,091	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25◆◆	1,251,183
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	464,645
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26◆◆	466,574
2,350,000	FNMA-ACES, Series 2017-M4, Class A2, 2.68%, due 12/25/26◆◆	2,215,602
1,700,000	FNMA-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27◆◆	1,653,078
1,000,000	FNMA-ACES, Series 2018-M4, Class A2, 3.14%, due 03/25/28◆◆	969,709
259,203	GNMA, Pool # MA4125, 2.50%, due 12/20/46	246,140
59,046	GNMA, Pool # 783637, 3.00%, due 06/20/42	58,355
87,399	GNMA, Pool # MA0624, 3.00%, due 12/20/42	86,377
227,237	GNMA, Pool # MA0698, 3.00%, due 01/20/43	224,578
778,833	GNMA, Pool # MA0851, 3.00%, due 03/20/43	769,720
133,604	GNMA, Pool # MA1156, 3.00%, due 07/20/43	132,040
185,337	GNMA, Pool # MA1599, 3.00%, due 01/20/44	183,168
463,408	GNMA, Pool # AL8626, 3.00%, due 08/15/45	453,958
1,237,561	GNMA, Pool # MA3873, 3.00%, due 08/20/46	1,215,292
445,920	GNMA, Pool # MA4261, 3.00%, due 02/20/47	437,333
396,958	GNMA, Pool # MA0625, 3.50%, due 12/20/42	401,808
1,414,967	GNMA, Pool # MA2754, 3.50%, due 04/20/45	1,424,413
493,289	GNMA, Pool # 004833, 4.00%, due 10/20/40	510,355
733,790	GNMA, Pool # 734152, 4.00%, due 01/15/41	757,479
421,177	GNMA, Pool # 004977, 4.00%, due 03/20/41	435,755
389,984	GNMA, Pool # MA2372, 4.00%, due 11/20/44	402,964
383,467	GNMA, Pool # MA3377, 4.00%, due 01/20/46	396,229
416,551	GNMA, Pool # 004636, 4.50%, due 02/20/40	437,975
77,049	GNMA, Pool # 004678, 4.50%, due 04/20/40	81,018
1,106,108	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,162,978
1,737,526	GNMA, Pool # 005055, 4.50%, due 05/20/41	1,827,287
245,663	GNMA, Pool # 005334, 5.00%, due 03/20/42	265,587
426,983	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	420,269
480,691	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	472,200
621,935	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	629,535
620,466	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	628,048

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,000,497	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	2,011,385
1,423,428	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,433,846
939,580	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	946,699
1,410,314	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	1,447,411
372,621	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	394,083
500,000	GNMA II Pool, 4.50%, due 08/21/48	518,911

		193,644,886

	Municipal Obligations — 1.1%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	61,833
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	418,011
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	225,063
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	99,679
900,000	Energy Northwest, 2.80%, due 07/01/21	897,102
464,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	588,287
1,150,000	New Jersey Economic Development Authority, 2.47%, due 02/15/19‡‡	1,132,359
2,049,000	New Jersey Economic Development Authority, 3.14%, due 02/15/20‡‡	1,948,087
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,478,270
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	735,352
305,000	University of Texas System (The), 5.00%, due 08/15/47	392,733
105,000	University of Virginia, 4.18%, due 09/01/17#	105,264

		8,082,040

	Sovereign Debt Obligations — 1.2%
440,000	Argentine Republic Government International Bond, 5.88%, due 01/11/28‡	358,875
130,000	Argentine Republic Government International Bond, 6.88%, due 01/26/27	114,887
250,000	Canada Pension Plan Investment Board Capital, Inc., 2.75%, due 11/02/27 144A	240,669
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	168,750
200,000	Development Bank of Japan, Inc., 2.13%, due 09/01/22 144A	192,487
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	202,372
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	595,506
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	875,386
420,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	450,418
200,000	Japan Bank for International Cooperation/Japan, 1.50%, due 07/21/21	190,976
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	194,348
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	375,742
400,000	Japan Finance Organization for Municipalities, 2.63%, due 04/20/22 144A	390,469
200,000	Panama Government International Bond, 3.75%, due 03/16/25	198,000
200,000	Panama Government International Bond, 4.00%, due 09/22/24	202,000
200,000	Panama Government International Bond, 4.50%, due 04/16/50	192,750
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	249,850
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	91,586
165,000	Province of Ontario Canada, 2.25%, due 05/18/22	159,946
390,000	Province of Quebec Canada, 2.75%, due 04/12/27	375,732
150,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	132,000
250,000	Qatar Government International Bond, 3.88%, due 04/23/23 144A	250,284
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	519,600
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	298,096
375,000	Saudi Government International Bond, 2.88%, due 03/04/23 144A	361,267

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — continued
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	234,185
245,000	Saudi Government International Bond, 5.00%, due 04/17/49 144A	238,890
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	389,042
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	410,188
175,000	Uruguay Government International Bond, 4.98%, due 04/20/55	170,187
140,000	Uruguay Government International Bond, 5.10%, due 06/18/50	138,145

		8,962,633

	U.S. Government and Agency Obligations — 11.1%
380,000	Federal Farm Credit Banks, 3.22%, due 03/26/31	373,194
320,000	Federal Home Loan Mortgage Corp., 1.38%, due 08/15/19	316,288
55,000	Federal Home Loan Mortgage Corp., 2.38%, due 01/13/22	54,306
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	34,431
9,343,000	U.S. Treasury Bond, 2.50%, due 05/15/46	8,490,090
6,320,000	U.S. Treasury Bond, 2.75%, due 11/15/42	6,081,519
2,982,000	U.S. Treasury Bond, 2.75%, due 11/15/47	2,846,121
3,565,000	U.S. Treasury Bond, 3.00%, due 02/15/47	3,578,647
9,509,000	U.S. Treasury Bond, 3.00%, due 02/15/48	9,542,987
4,086,000	U.S. Treasury Bond, 4.50%, due 02/15/36	4,997,529
7,121,000	U.S. Treasury Bond, 4.50%, due 05/15/38	8,829,345
908,487	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	892,711
601,000	U.S. Treasury Note, 0.75%, due 08/15/19	590,083
2,375,000	U.S. Treasury Note, 2.13%, due 05/15/25** *****	2,273,135
3,660,000	U.S. Treasury Note, 2.25%, due 11/15/27	3,479,788
6,304,000	U.S. Treasury Note, 2.38%, due 01/31/23	6,210,794
370,000	U.S. Treasury Note, 2.50%, due 05/31/20	369,863
1,000,000	U.S. Treasury Note, 2.50%, due 06/30/20††††	999,414
1,796,000	U.S. Treasury Note, 2.63%, due 05/15/21	1,796,316
8,551,000	U.S. Treasury Note, 2.75%, due 05/31/23	8,562,691
2,451,000	U.S. Treasury Note, 2.75%, due 02/15/28	2,430,463
2,000,000	U.S. Treasury Note, 2.88%, due 05/31/25	2,007,930
10,111,000	U.S. Treasury Note, 2.88%, due 05/15/28	10,132,525

		84,890,170

	TOTAL DEBT OBLIGATIONS (COST $777,623,505)	757,549,887

	SHORT-TERM INVESTMENTS — 2.0%

	Bank Deposit — 0.7%
5,511,555	State Street Bank & Trust Euro Time Deposit, 0.28%, due 07/02/18	5,511,555

	TOTAL BANK DEPOSITS (COST $5,511,555)	5,511,555

	Certificate of Deposit — 0.1%
430,000	Ford Motor Credit Co., 0.00%, due 04/09/19 144A	420,654

	TOTAL CERTIFICATES OF DEPOSIT (COST $419,693)	420,654

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		Mutual Fund - Securities Lending Collateral — 1.2%
9,330,222		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82%## ***	9,330,222

		TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (COST $9,330,222)	9,330,222

		TOTAL SHORT-TERM INVESTMENTS (COST $15,261,470)	15,262,431

		TOTAL INVESTMENTS — 101.1% (Cost $792,884,975)	772,812,318

		Other Assets and Liabilities (net) — (1.1)%	(8,244,173)

		NET ASSETS — 100.0%	$764,568,145

		Notes to Schedule of Investments:

		ACES — Alternative Credit Enhancement Securities

		CLO — Collateralized Loan Obligation

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		IO — Interest Only

		MTN — Medium Term Note

		REIT — Real Estate Investment Trust

		REMIC — Real Estate Mortgage Investment Conduit

		TBA — To Be Announced

	#	Year of maturity is greater than 2100.

	##	The rate disclosed is the 7 day net yield as of June 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $1,565,555.

	*****	All or a portion of this security is pledged for open swaps collateral.

	¤	Illiquid security. The total market value of the securities at period end is $2,255,431 which represents 0.3% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $5,403,643.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	†	Variable or floating rate note. Rate shown is as of June 30, 2018.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $9,758,700, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $151,674,017 which represents 19.8% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

At June 30, 2018, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Air Canada 2013-1 Class A Pass Through Trust, 4.13%, due 11/15/2026	12/14/17	$163,358	$171,501	$164,136
Air Canada 2017-1 Class B Pass Through Trust, 3.70%, due 07/15/2027	12/07/17	180,000	180,000	171,824
Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/2048	03/28/18	110,528	110,528	110,779
Azul Investments LLP, 5.88%, due 10/26/2024	10/19/17	260,000	258,800	221,328
BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.04%, due 03/15/2037	03/19/18	301,000	299,182	301,007
British Airways 2018-1 Class A Pass Through Trust, 4.13%, due 03/20/2033	05/23/18	135,000	134,006	133,558
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.22% (1 mo. LIBOR plus 2.150%), due 07/15/2032	08/03/17	240,000	240,000	239,871
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/2043	04/24/18	304,582	303,825	306,032
COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/2048	05/31/18	106,000	105,999	106,268
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.17% (1 mo. LIBOR plus 2.250%), due 07/15/2030	07/14/17	820,000	820,000	819,361
Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.57%, due 07/15/2032	08/18/17	115,000	115,000	114,943
Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/2047	05/01/14	53,000,000	1,059,119	674,086
Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/2023	06/29/16	515,000	571,189	528,131
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.70%, due 05/15/2035	06/01/18	413,000	412,484	413,646
Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/2023	03/28/18	490,000	489,947	488,612
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/2047	03/21/17	123,750	123,750	123,984
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 4.42%, due 02/15/2037	02/16/18	145,000	145,000	145,228
Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/2057	01/25/18	185,116	186,828	185,405
Great Wolf Trust, Series 2017-WOLF, Class E, 5.32%, due 09/15/2034	01/30/18	85,000	85,770	85,522
Hilton Orlando Trust, Series 2018-ORL, Class D, 3.77%, due 12/15/2034	02/14/18	100,000	100,000	100,122
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/2036	06/19/18	365,000	364,919	365,219
Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.47%, due 11/15/2034	11/21/17	342,000	342,537	342,124
NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/2023	02/09/18	204,271	204,267	203,501
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/2032	01/17/18	95,000	93,661	92,311

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/2043	02/09/18	$165,000	$167,518	$166,256
New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/2023	05/14/18	287,262	287,203	287,813
SoFi Professional Loan Program, Series 2017-E, Class A2A, 1.86%, due 11/26/2040	10/06/17	191,235	190,945	188,859
Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.64%, due 10/25/2053	10/23/17	115,000	121,217	117,220
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/2058	06/22/18	286,000	286,104	286,761
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/2058	02/06/18	901,583	901,002	890,579
Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/2043	03/13/18	238,875	238,830	238,287
VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/2035	09/13/17	224,573	224,527	217,963
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/2043	02/09/18	184,383	184,383	184,650
Volvo Financial Equipment LLC, Series 2018-1A, Class A3, 2.54%, due 02/15/2022	02/06/18	440,000	439,923	436,467
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.85%, due 12/15/2034	12/14/17	110,000	110,000	110,169
Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/2030	03/30/17	198,517	198,277	196,678

				$9,758,700

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
214	U.S. Treasury Note 10-Year	Sep 2018	$25,720,125	$174,134
85	U.S. Treasury Note 2-Year	Sep 2018	18,005,391	41,673
320	U.S. Treasury Note 5-Year	Sep 2018	36,357,500	152,334
71	U.S. Ultra Bond	Sep 2018	11,328,937	410,205

				$778,346

Sales
70	90 Day Euro	Dec 2018	$17,038,000	$121,447
29	U.S. Long Bond	Sep 2018	4,205,000	(113,418)
20	U.S. Ultra 10-Year	Sep 2018	2,564,688	(52,763)

				$(44,734)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	2.21%	01/08/26	$—	$7,920,000	$371,619	$371,619
2.01%	3-Month USD LIBOR	08/31/21	15,446	1,875,000	(47,688)	(63,134)
3-Month USD LIBOR	2.18%	08/15/24	1,488	385,000	15,437	13,949
Overnight Federal Funds Effective Rate (12M)	2.16%	03/20/19	309	232,770,000	39,185	38,876
Overnight Federal Funds Effective Rate (12M)	2.26%	01/30/19	321	245,370,000	(6,993)	(7,314)
Overnight Federal Funds Effective Rate (12M)	1.82%	02/15/27	20,041	1,447,000	79,790	59,749
Overnight Federal Funds Effective Rate (12M)	1.90%	02/15/27	797	390,000	19,229	18,432
2.34%	3-Month USD LIBOR	02/15/36	(9,613)	1,460,000	(127,700)	(118,087)
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	920,000	33,277	33,613
Overnight Federal Funds Effective Rate (12M)	1.50%	06/30/19	(1,218)	2,795,000	19,477	20,695
Overnight Federal Funds Effective Rate (12M)	1.49%	06/30/19	(4,677)	13,105,000	93,388	98,065
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	265,000	11,707	11,605
Overnight Federal Funds Effective Rate (12M)	2.11%	12/31/19	201	1,710,000	5,656	5,455
Overnight Federal Funds Effective Rate (12M)	2.41%	02/12/25	117	2,295,000	15,685	15,568
Overnight Federal Funds Effective Rate (12M)	2.35%	05/31/22	102	455,000	2,514	2,412
Overnight Federal Funds Effective Rate (12M)	2.37%	03/23/21	112	5,545,000	13,973	13,861
Overnight Federal Funds Effective Rate (12M)	1.84%	12/31/19	7,647	2,545,000	18,400	10,753
Overnight Federal Funds Effective Rate (12M)	1.95%	12/31/19	1,758	4,875,000	27,447	25,689
Overnight Federal Funds Effective Rate (12M)	2.04%	12/31/19	104	1,695,000	7,276	7,172
Overnight Federal Funds Effective Rate (03M)	1.70%	02/14/25	103	500,000	1,211	1,108
3-Month USD LIBOR	2.17%	08/15/24	10,977	7,885,000	318,650	307,673
3-Month USD LIBOR	2.29%	05/15/27	101	130,000	6,307	6,206
Overnight Federal Funds Effective Rate (12M)	1.71%	09/30/19	2,051	6,165,000	43,549	41,498
3-Month USD LIBOR	2.33%	11/15/24	12,963	3,810,000	124,124	111,161
3-Month USD LIBOR	2.66%	11/15/43	103	145,000	7,575	7,472

						$1,034,096

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.1
Swaps	0.1
Futures Contracts	0.1
Short-Term Investments	2.0
Other Assets and Liabilities (net)	(1.3)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 79.5%

		Asset Backed Securities — 0.6%
250,000		AMMC CLO 20, Ltd., Series 2017-20A, Class D, 5.75% (3 mo. USD LIBOR plus 3.400%), due 04/17/29† 144A	251,201
250,000		Avery Point VI CLO, Ltd., Series 2015-6A, Class D, 5.79% (3 mo. USD LIBOR plus 3.430%), due 08/05/27† 144A	251,388
500,000		Oaktree CLO 2015-1, Ltd., Series 2015-1A, Class DR, 7.56%, due 10/20/27◆◆ 144A	501,088
180,000		Saranac CLO III, Ltd., Series 2014-3A, Class DR, 5.58%, due 06/22/30◆◆ 144A	180,223
2,200,000		SLM Student Loan Trust 2006-10, Series 2006-10, Class A6, 2.51% (3 mo. USD LIBOR plus 0.150%), due 03/25/44†	2,129,744
180,000		Venture XVII CLO, Ltd., Series 2014-17A, Class DRR, 5.17%, due 04/15/27◆◆ 144A	179,886

			3,493,530

		Bank Loans — 0.3%
300,000		MGM Growth Properties Operating Partnership, LP, 2016 Term Loan B, 2.00%, due 04/25/23	300,062
300,000		Post Holdings, Inc., 2017 Series A Incremental Term Loan, 2.00%, due 05/24/24	299,359
300,000		PQ Corp., 2018 Term Loan B, 2.50%, due 02/08/25	299,781
300,000		Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 3.50%, due 11/15/23	299,167
300,000		Reynolds Group Holdings, Inc., USD 2017 Term Loan, 2.75%, due 02/05/23	299,958
300,000		UPC Financing Partnership, USD Term Loan AR, 2.50%, due 01/15/26	297,113

			1,795,440

		Corporate Debt — 38.6%
2,000,000		24 Hour Fitness Worldwide, Inc., 8.00%, due 06/01/22	1,995,240
800,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24	869,019
2,000,000		Aircastle, Ltd., 4.13%, due 05/01/24	1,925,000
700,000		Aker BP ASA, 5.88%, due 03/31/25	723,450
2,500,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	2,465,625
1,000,000		AMC Entertainment Holdings, Inc., 5.88%, due 11/15/26	965,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	500,131
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	186,485
2,500,000		Aramark Services, Inc., 5.00%, due 02/01/28	2,393,750
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21	1,012,500
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, due 05/15/24 144A	1,043,750
1,800,000		Ardonagh Midco 3 Plc, 8.63%, due 07/15/23	1,836,000
2,000,000		Ascend Learning LLC, 6.88%, due 08/01/25	2,022,500
970,000		AT&T, Inc., 5.45%, due 03/01/47	955,549
950,000		Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† †††††	967,813
1,500,000	EUR	Avantor, Inc., 4.75%, due 10/01/24	1,762,249
2,000,000		Axalta Coating Systems LLC, 4.88%, due 08/15/24	1,990,000
2,000,000		B&G Foods, Inc., 5.25%, due 04/01/25	1,890,000
1,000,000	EUR	Ball Corp., 4.38%, due 12/15/23	1,307,376
200,000		Banco Santander SA, 4.38%, due 04/12/28	191,599
960,000		Bank of America Corp., (MTN), 4.45%, due 03/03/26	963,775
200,000		Barclays Bank Plc, 7.63%, due 11/21/22	215,675
300,000		Barclays Plc, 4.97%, due 05/16/29◆	297,789
1,265,000		Bayer US Finance II LLC, 4.38%, due 12/15/28	1,270,045

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
690,000		Bayer US Finance II LLC, 4.63%, due 06/25/38	686,256
800,000		BBA US Holdings, Inc., 5.38%, due 05/01/26 144A	805,008
1,850,000		Beacon Roofing Supply, Inc., 4.88%, due 11/01/25 144A	1,710,140
1,600,000		Block Communications, Inc., 6.88%, due 02/15/25	1,604,000
2,200,000		Boyne USA, Inc., 7.25%, due 05/01/25 144A	2,304,500
2,400,000		BWAY Holding Co., 7.25%, due 04/15/25	2,346,000
1,600,000		BWX Technologies, Inc., 5.38%, due 07/15/26 144A	1,624,000
1,193,000		California Resources Corp., 8.00%, due 12/15/22	1,088,612
500,000		Calpine Corp., 5.25%, due 06/01/26 144A	472,813
2,200,000		Catalent Pharma Solutions, Inc., 4.88%, due 01/15/26	2,118,138
600,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	603,000
2,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	2,462,500
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,516,875
1,200,000		Centene Escrow I Corp., 5.38%, due 06/01/26	1,218,756
250,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	234,502
250,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	236,862
400,000		Chemours Co. (The), 5.38%, due 05/15/27	388,000
1,600,000		Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	1,670,000
800,000		CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	737,000
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	1,030,000
270,000		Citigroup, Inc., 4.65%, due 07/30/45	269,712
750,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.423%)† †††††	762,120
660,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	676,500
1,260,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	1,257,215
1,300,000	EUR	CMA CGM SA, 6.50%, due 07/15/22	1,415,409
965,000		CME Group, Inc., 3.75%, due 06/15/28	973,792
1,000,000		CNH Industrial Capital LLC, 3.88%, due 10/15/21	997,500
360,000		CNX Resources Corp., 8.00%, due 04/01/23	382,842
2,000,000		CommScope Technologies LLC, 6.00%, due 06/15/25	2,052,500
2,400,000		Concordia International Corp., 7.00%, due 04/15/23	150,000
300,000		Concordia International Corp., 9.00%, due 04/01/22	270,000
250,000		Cooperatieve Rabobank UA, 3.75%, due 07/21/26	234,433
1,000,000		Cott Holdings, Inc., 5.50%, due 04/01/25 144A	975,000
280,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21‡‡‡	280,942
950,000		Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† †††††	971,375
600,000		Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.185%)† ††††† 144A	636,750
1,100,000		Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 02/01/26	1,047,750
1,500,000		Crown Castle Towers LLC, 4.24%, due 07/15/48†††† 144A	1,510,838
2,200,000		CSC Holdings LLC, 5.38%, due 02/01/28	2,040,500
1,000,000		CVS Health Corp., 4.78%, due 03/25/38	986,680
2,000,000		DAE Funding LLC, 5.00%, due 08/01/24 144A	1,926,000
2,000,000		DaVita, Inc., 5.13%, due 07/15/24	1,943,750
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22	660,000
1,000,000		DISH DBS Corp., 5.00%, due 03/15/23	871,250
1,700,000		DISH DBS Corp., 5.88%, due 11/15/24	1,445,000
1,900,000		Dynegy, Inc., 8.00%, due 01/15/25	2,049,625
500,000		Dynegy, Inc., 8.13%, due 01/30/26	545,000

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
1,000,000		Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), due 05/15/22	1,012,700
500,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23	413,750
1,500,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25	1,177,500
1,075,000		Enel Finance International NV, 3.50%, due 04/06/28	967,915
1,147,779		EnQuest Plc, (MTN), Reg S, 7.00% (7.00% Cash or PIK), due 10/15/23‡‡‡	1,043,044
400,000	EUR	Equinix, Inc. REIT, 2.88%, due 10/01/25	441,540
1,500,000		Equinix, Inc. REIT, 5.38%, due 04/01/23	1,542,937
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20**** ^ †††	—
27,500,000	ZAR	Eskom Holdings SOC, Ltd., (MTN), 7.50%, due 09/15/33	1,504,768
500,000	EUR	Europcar Groupe SA, 4.13%, due 11/15/24	574,009
18,315,000	BRL	European Investment Bank, (MTN), 8.11%, due 08/27/21‡‡	3,762,444
9,280,000,000	IDR	European Investment Bank, (MTN), Reg S, 6.95%, due 02/06/20‡‡‡	633,475
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24‡‡‡	598,463
1,000,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20	1,003,440
2,000,000		First Data Corp., 5.75%, due 01/15/24 144A	2,007,540
1,400,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,416,625
700,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	701,750
200,000		First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	198,130
1,800,000		FirstCash, Inc., 5.38%, due 06/01/24 144A	1,804,500
530,000		Gazprom OAO Via Gaz Capital SA, 4.95%, due 03/23/27 144A	512,285
580,000		General Electric Co. (MTN), 6.88%, due 01/10/39	735,810
1,065,000		General Motors Financial Co., Inc., 3.55%, due 04/09/21	1,062,241
500,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	472,818
200,000		Goldman Sachs Group (The), Inc., 3.50%, due 11/16/26	188,645
100,000		Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	99,738
2,500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	2,334,375
700,000		Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, due 12/15/23	731,500
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24	1,838,918
1,000,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	970,000
2,000,000		HCA, Inc., 5.00%, due 03/15/24	2,005,000
2,000,000		HighPoint Operating Corp., 8.75%, due 06/15/25	2,150,000
2,000,000		Horizon Pharma, Inc., 6.63%, due 05/01/23	2,022,500
400,000		Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, due 11/01/24	431,500
600,000		HSBC Holdings Plc, 4.58%, due 06/19/29◆	606,743
600,000		HSBC Holdings Plc, 6.50%◆ †††††	576,750
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21†††	765,000
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22†††	382,500
1,600,000		IHS Markit, Ltd., 4.00%, due 03/01/26	1,534,000
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	2,379,935
2,000,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,799,400
35,350,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	2,497,183
700,000		InterGen NV, 7.00%, due 06/30/23	691,250
1,500,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	1,363,209
650,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	595,219
1,000,000	EUR	IQVIA, Inc., 3.25%, due 03/15/25	1,137,541
560,000		Itau CorpBanca, Reg S, 3.88%, due 09/22/19‡‡‡	562,695
2,000,000		Itron, Inc., 5.00%, due 01/15/26	1,904,400
1,300,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,297,010

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
1,400,000		Jeld-Wen, Inc., 4.63%, due 12/15/25 144A	1,337,000
500,000		Jeld-Wen, Inc., 4.88%, due 12/15/27 144A	466,250
560,585		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	19,564
97,817		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	19,563
630,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	616,652
500,000	EUR	Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, due 05/15/26	589,076
720,000		Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25	677,556
1,500,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	1,462,500
400,000		Lloyds Banking Group Plc, 4.38%, due 03/22/28	395,381
400,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	394,199
980,000		Marvell Technology Group, Ltd., 4.88%, due 06/22/28	975,453
730,000		McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, due 05/01/24	762,850
1,130,000		MEG Energy Corp., 6.50%, due 01/15/25 144A	1,131,412
1,800,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	1,687,500
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21**** ^	—
470,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24	482,925
1,900,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	1,819,250
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.25%, due 08/01/26	492,500
1,100,000		MSCI, Inc., 5.38%, due 05/15/27	1,102,750
2,500,000		Multi-Color Corp., 4.88%, due 11/01/25	2,334,375
800,000		Murray Energy Corp., 11.25%, due 04/15/21	476,000
500,000		Navient Corp., 6.75%, due 06/25/25	496,250
2,500,000		Navient Corp., 7.25%, due 09/25/23	2,631,250
200,000	EUR	Netflix, Inc., 3.63%, due 05/15/27	229,396
1,000,000		Netflix, Inc., 4.38%, due 11/15/26	939,800
500,000		Netflix, Inc., 5.88%, due 02/15/25	514,145
2,000,000		Nexstar Broadcasting, Inc., 5.63%, due 08/01/24	1,940,000
1,600,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22 144A	1,600,000
1,400,000		Novelis Corp., 6.25%, due 08/15/24	1,403,500
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24	1,507,500
1,500,000		Oceaneering International, Inc., 6.00%, due 02/01/28	1,492,634
600,000	EUR	OCI NV, 5.00%, due 04/15/23	716,432
400,000		OCI NV, 6.63%, due 04/15/23	407,640
700,000		OI European Group BV, 4.00%, due 03/15/23	654,500
570,000		Oversea-Chinese Banking Corp., (MTN), Ltd., Reg S, 4.25%, due 06/19/24‡‡‡	570,294
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22	2,000,000
1,000,000		Park Aerospace Holdings, Ltd., 5.50%, due 02/15/24 144A	989,790
590,000		Petrobras Global Finance BV, 5.30%, due 01/27/25 144A	545,898
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15#	607,680
2,300,000		PetSmart, Inc., 8.88%, due 06/01/25	1,523,750
2,000,000		Plastipak Holdings, Inc., 6.25%, due 10/15/25	1,850,000
2,300,000		Platform Specialty Products Corp., 5.88%, due 12/01/25	2,251,125
848,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or PIK), due 12/01/22 144A	877,680
2,000,000		Post Holdings, Inc., 5.00%, due 08/15/26	1,870,000
1,300,000		Prestige Brands, Inc., 6.38%, due 03/01/24	1,293,500
320,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23‡‡‡	294,400
2,000,000		PulteGroup, Inc., 5.00%, due 01/15/27	1,907,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23	1,375,500
500,000		QEP Resources, Inc., 5.63%, due 03/01/26	480,625
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25	2,160,000
300,000		Royal Bank of Scotland Group Plc, 4.89%, due 05/18/29◆	299,244
400,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	391,504
950,000		Societe Generale SA, 7.88% (USD 5 year swap rate plus 4.979%)† †††††	973,750
1,500,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,490,625
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,518,135
500,000		Sprint Corp., 7.63%, due 02/15/25	511,255
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,021,250
1,200,000		Sunoco, LP/Sunoco Finance Corp., 4.88%, due 01/15/23 144A	1,155,000
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26‡‡‡	263,666
570,000		Swire Pacific MTN Financing, Ltd., (MTN), Reg S, 4.50%, due 10/09/23‡‡‡	561,989
1,800,000		Symantec Corp., 5.00%, due 04/15/25	1,748,294
800,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	830,000
1,700,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,764,090
2,200,000		Talen Energy Supply LLC, 6.50%, due 06/01/25	1,688,500
400,000		Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	416,360
700,000		Telecom Italia SpA, 5.30%, due 05/30/24 144A	693,000
500,000		Telefonica Emisiones SAU, 5.21%, due 03/08/47	483,714
2,200,000		Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25	2,117,500
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,888,686
1,600,000		Tennant Co., 5.63%, due 05/01/25	1,596,000
2,000,000		Terex Corp., 5.63%, due 02/01/25	1,992,500
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20†††	20
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21‡‡‡	207,434
1,000,000		Union Pacific Corp., 4.50%, due 09/10/48	1,020,727
2,000,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,027,500
200,000		Vale Overseas, Ltd., 6.25%, due 08/10/26	217,100
380,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	432,250
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	935,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	987,500
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	555,000
200,000		Verizon Communications, Inc., 4.52%, due 09/15/48	183,061
935,000		Verizon Communications, Inc., 5.25%, due 03/16/37	963,113
2,400,000		Vertiv Group Corp., 9.25%, due 10/15/24	2,364,000
2,081	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25	2,804
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	469,300
500,000		Vodafone Group Plc, 4.38%, due 05/30/28	495,040
500,000		Vodafone Group Plc, 5.25%, due 05/30/48	500,490
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	356,446
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21	929,250
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23	1,094,049
2,200,000		Weekley Homes LLC/Weekley Finance Corp., 6.63%, due 08/15/25 144A	2,095,500
3,000,000		West Corp., 8.50%, due 10/15/25	2,752,500
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23	1,592,500
1,800,000		Wynn Macau, Ltd., 5.50%, due 10/01/27	1,723,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
490,000		Yamana Gold, Inc., 4.63%, due 12/15/27	470,370
2,005,000		YPF SA, 8.75%, due 04/04/24	1,985,952
1,900,000	EUR	Ziggo BV, 4.25%, due 01/15/27	2,196,267

			238,727,740

		Mortgage Backed Securities - Private Issuers — 0.9%
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33◆◆ 144A	1,703,512
1,500,000		BX Trust, 2.92%, due 05/15/30† 144A	1,499,674
1,500,000		Cold Storage Trust, Series 2017-ICE3, Class B, 3.32% (1 mo. LIBOR plus 1.250%), due 04/15/36† 144A	1,506,569
1,449,385		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 2.65% (1 mo. USD LIBOR plus 0.560%), due 05/25/45†	1,221,164

			5,930,919

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.3%
1,500,000		FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.94% (1 mo. USD LIBOR plus 4.850%), due 10/25/29† 144A	1,683,878

		Sovereign Debt Obligations — 35.7%
31,430,000	ARS	Argentina POM Politica Monetaria, 40.00%, due 06/21/20◆◆	1,127,588
26,310,000	ARS	Argentine Bonos del Tesoro, 18.20%, due 10/03/21	857,651
1,871,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28	1,526,034
2,020,000		Argentine Republic Government International Bond, 6.88%, due 04/22/21	1,997,275
2,770,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	4,320,178
1,530,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	2,692,384
16,000,000	BRL	Brazil Letras do Tesouro Nacional Series B, 8.17%, due 01/01/20‡‡	3,691,894
1,246,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/20	1,064,471
1,325,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 05/15/45	1,087,356
22,449,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	5,929,362
25,007,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	6,355,011
29,446,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	7,208,048
11,000,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	2,611,970
12,692,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/29	2,951,182
830,000		Brazilian Government International Bond, 6.00%, due 04/07/26	850,335
530,000		Colombia Government International Bond, 2.63%, due 03/15/23	503,964
13,517,800,000	COP	Colombian TES, 6.00%, due 04/28/28	4,425,822
9,113,600,000	COP	Colombian TES, 7.00%, due 05/04/22	3,248,366
7,190,900,000	COP	Colombian TES, 7.00%, due 06/30/32	2,442,135
5,228,800,000	COP	Colombian TES, 7.50%, due 08/26/26	1,894,723
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	775,028
14,734,900,000	COP	Colombian TES, 10.00%, due 07/24/24	5,983,348
6,945,200,000	COP	Colombian TES, 11.00%, due 07/24/20	2,635,234
36,000,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	1,394,247
4,970,000	CZK	Czech Republic Government Bond, Reg S, 2.50%, due 08/25/28‡‡‡	229,588
690,000		Ecuador Government International Bond, 8.75%, due 06/02/23 144A	724,500
880,000		Ecuador Government International Bond, 9.63%, due 06/02/27 144A	908,304
420,000		Egypt Government International Bond, Reg S, 6.13%, due 01/31/22‡‡‡	391,629
1,200,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	1,174,128

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
420,000		Ghana Government International Bond, Reg S, 8.13%, due 01/18/26‡‡‡	431,533
420,000		Honduras Government International Bond, Reg S, 6.25%, due 01/19/27‡‡‡	422,478
680,190,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	2,306,474
2,800,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42‡‡‡	2,820,381
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	554,309
24,157,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,588,833
40,578,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	2,654,702
8,113,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	561,909
50,870,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	3,643,968
50,513,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	3,533,795
38,839,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,839,060
8,370,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	624,099
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	245,955
470,000		Jamaica Government International Bond, 6.75%, due 04/28/28	504,465
740,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25‡‡‡	781,378
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	29,113
29,502,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	7,300,881
1,497,000	MYR	Malaysia Government Bond, 3.66%, due 10/15/20	371,256
13,017,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	3,193,427
4,513,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	1,010,613
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,133,083
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	43,635
5,078,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	1,272,219
143,564,300	MXN	Mexican Bonos, 5.75%, due 03/05/26	6,529,060
61,224,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	3,018,610
67,923,000	MXN	Mexican Bonos, 7.50%, due 06/03/27	3,437,488
13,826,000	MXN	Mexican Bonos, 7.75%, due 11/13/42	709,400
37,712,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,930,481
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	390,913
37,053,700	MXN	Mexican Bonos, 10.00%, due 12/05/24	2,118,833
52,451,700	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,291,402
1,500,000		Mexico Government International Bond, 3.60%, due 01/30/25	1,452,000
2,000,000		Mexico Government International Bond (MTN), 4.75%, due 03/08/44	1,860,778
490,000		Nigeria Government International Bond, Reg S, 7.88%, due 02/16/32 ‡‡‡	481,944
6,889,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31 ‡‡‡	2,308,350
35,235,000	PLN	Poland Government Bond, 2.50%, due 01/25/23	9,461,063
15,465,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	3,956,557
9,709,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	2,455,523
13,957,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	3,794,796
13,049,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	3,736,476
730,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	669,125
212,677,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	3,281,438
319,985,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	5,013,919
263,471,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	4,222,343
275,017,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 08/18/21	4,437,400
190,436,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	3,080,050
41,565,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	709,964
880,000		Senegal Government International Bond, 6.25%, due 05/23/33 144A	782,540
500,000		Senegal Government International Bond, 6.75%, due 03/13/48 144A	429,383

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
32,754,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	1,731,583
14,734,514	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	1,072,227
15,339,000	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	1,018,739
27,600,000	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	1,895,578
85,958,629	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	6,875,361
72,674,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	2,117,882
30,782,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	988,905
5,278,647	TRY	Turkey Government Bond, 4.00%, due 04/01/20	1,170,101
17,710,216	TRY	Turkey Government Bond, 9.00%, due 07/24/24	2,822,068
73,532,653	TRY	Turkey Government Bond, 10.70%, due 08/17/22	13,129,684
14,238,043	TRY	Turkey Government Bond, 11.00%, due 03/02/22	2,609,106
6,817,000	TRY	Turkey Government Bond, 11.00%, due 02/24/27	1,136,861
33,998,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	939,694

			220,936,946

		U.S. Government and Agency Obligations — 3.1%
3,000,000		U.S. Treasury Bond, 3.13%, due 05/15/48	3,083,848
11,500,000		U.S. Treasury Note, 2.75%, due 05/31/23	11,515,723
4,850,000		U.S. Treasury Note, 2.88%, due 05/15/28	4,860,325

			19,459,896

		TOTAL DEBT OBLIGATIONS (COST $512,134,002)	492,028,349

Shares		Description	Value ($)

		COMMON STOCKS — 0.2%

		Diversified Financial Services — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* **** ^	—
736,020		Edcon Holdings, Ltd. 2* **** ^	—

			—

		Oil & Gas — 0.2%
66,347		Birch Permian Holdings, Inc.* ****	796,164
8,511		Birch Permian Holdings, Inc.* ****	102,132
15,889		Goodrich Petroleum Corp.*	196,547
14,783		Nine Point Energy, LLC* **** ^	202,248

			1,297,091

		TOTAL COMMON STOCKS (COST $1,750,862)	1,297,091

		CONVERTIBLE PREFERRED STOCK — 0.1%

		Oil & Gas — 0.1%
322		Nine Point Energy Holdings, Inc., 0.00%* **** ^	372,400

		TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	372,400

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCK — 0.1%

		Banks — 0.1%
37,441		Bank of America Corp. 6.00%* †††††	982,639

		TOTAL PREFERRED STOCK (COST $975,338)	982,639

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.9%

		U.S. Government and Agency Obligations — 3.9%
24,280,000		U.S. Treasury Note, 1.25%, due 03/31/19	24,097,900

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $24,096,877)	24,097,900

		TOTAL INVESTMENTS — 83.8% (Cost $539,257,963)	518,778,379

		Other Assets and Liabilities (net) — 16.2%	100,264,134

		NET ASSETS — 100.0%	$619,042,513

		Notes to Schedule of Investments:

		CLO — Collateralized Loan Obligation

		FNMA — Federal National Mortgage Association

		MTN — Medium Term Note

		PIK — Payment In Kind

		REIT — Real Estate Investment Trust

	#	Year of maturity is greater than 2100.

	*	Non-income producing security

	**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,472,944 which represents 0.2% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $1,911,239.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

	◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	†	Variable or floating rate note. Rate shown is as of June 30, 2018.

	†††	Security is currently in default.

	††††	When-issued security.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

†††††	Security is perpetual and has no stated maturity date.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $60,260,826 which represents 9.7% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	44,914,763	USD	2,098,821	07/03/18	JPMorgan Chase Bank N.A. London	$(541,983)
ARS	22,102,000	USD	807,232	07/13/18	JPMorgan Chase Bank N.A. London	(49,225)
ARS	18,286,420	USD	830,446	08/03/18	JPMorgan Chase Bank N.A. London	(216,911)
BRL	98,987,803	USD	26,049,471	09/05/18	Goldman Sachs International	(499,400)
BRL	1,118,980	USD	288,717	07/25/18	HSBC Bank plc	1,362
CLP	2,246,846,000	USD	3,507,409	07/13/18	JPMorgan Chase Bank N.A. London	(56,107)
CLP	1,233,159,324	USD	1,947,350	07/05/18	Standard Chartered Bank	(53,227)
COP	11,278,340,581	USD	3,942,993	07/05/18	Citibank N.A.	(102,891)
COP	7,294,881,174	USD	2,544,430	09/19/18	Citibank N.A.	(69,254)
COP	5,667,558,826	USD	1,990,713	07/05/18	Goldman Sachs International	(60,996)
COP	5,667,558,826	USD	1,990,713	09/19/18	Goldman Sachs International	(67,692)
CZK	128,810,000	EUR	4,863,498	12/19/18	JPMorgan Chase Bank N.A. London	78,514
CZK	115,430,000	USD	5,313,613	07/03/18	Citibank N.A.	(133,128)
CZK	18,239,070	USD	820,589	07/25/18	HSBC Bank plc	(1,197)
CZK	11,910,000	USD	526,836	12/19/18	HSBC Bank plc	12,548
CZK	90,131,700	USD	3,816,391	12/19/18	JPMorgan Chase Bank N.A. London	265,525
EGP	261,190,000	USD	14,548,949	07/05/18	Goldman Sachs International	41,341
EUR	3,570,000	USD	4,202,640	09/19/18	Goldman Sachs International	(10,136)
EUR	1,397,241	USD	1,653,714	07/05/18	Standard Chartered Bank	(22,138)
HUF	240,085,000	USD	884,339	07/05/18	Citibank N.A.	(32,546)
HUF	654,597,000	USD	2,350,246	08/03/18	JPMorgan Chase Bank N.A. London	(23,687)
IDR	67,540,811,188	USD	4,841,635	09/19/18	Citibank N.A.	(177,492)
IDR	24,771,450,000	USD	1,723,831	07/05/18	Goldman Sachs International	4,416
IDR	24,771,450,000	USD	1,723,831	09/19/18	Goldman Sachs International	(13,197)
IDR	107,016,895,230	USD	7,383,021	09/27/18	Morgan Stanley & Co. International plc	176
INR	1,215,150,000	USD	17,899,466	07/05/18	Citibank N.A.	(168,001)
INR	299,552,930	USD	4,363,480	07/25/18	HSBC Bank plc	(2,610)
MXN	145,970,000	USD	7,311,680	09/19/18	Goldman Sachs International	25,091
MXN	105,984,300	USD	5,100,180	07/05/18	JPMorgan Chase Bank N.A. London	290,121
MXN	50,590,000	USD	2,529,652	08/03/18	JPMorgan Chase Bank N.A. London	31,640
MXN	67,359,880	USD	3,401,567	07/25/18	Morgan Stanley & Co. International plc	13,555
MYR	20,580,000	USD	5,161,387	07/05/18	Standard Chartered Bank	(66,950)
PEN	8,262,759	USD	2,519,902	07/05/18	Citibank N.A.	3,254
PEN	3,510,000	USD	1,072,411	07/13/18	JPMorgan Chase Bank N.A. London	(947)
PHP	403,980,000	USD	7,572,259	07/05/18	Citibank N.A.	(3,050)
PHP	142,627,860	USD	2,654,381	09/27/18	HSBC Bank plc	7,533
PHP	156,378,000	USD	2,913,152	07/13/18	JPMorgan Chase Bank N.A. London	15,854
PLN	65,437,200	USD	18,092,478	07/05/18	Citibank N.A.	(613,920)
PLN	3,660,000	USD	991,660	09/19/18	Citibank N.A.	(12,885)
PLN	24,171,000	USD	6,515,558	08/03/18	JPMorgan Chase Bank N.A. London	(56,730)
RON	14,530,500	USD	3,609,572	07/05/18	Citibank N.A.	27,778
RON	6,540,000	USD	1,619,595	09/19/18	Citibank N.A.	12,431
RON	18,874,000	USD	4,716,636	08/03/18	JPMorgan Chase Bank N.A. London	1,841
RUB	393,178,019	USD	6,163,631	07/05/18	Citibank N.A.	105,590
RUB	324,074,030	USD	5,156,309	07/25/18	Citibank N.A.	254
SGD	11,751,300	USD	8,809,295	07/05/18	Citibank N.A.	(190,452)
THB	550,485,600	USD	17,124,171	07/05/18	Citibank N.A.	(507,709)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
THB	252,060,000	USD	7,918,294	09/19/18	Citibank N.A.	$(292,869)
THB	31,535,000	USD	960,174	07/05/18	Goldman Sachs International	(8,287)
THB	31,535,000	USD	960,174	09/19/18	Goldman Sachs International	(6,164)
THB	112,966,000	USD	3,421,346	07/13/18	JPMorgan Chase Bank N.A. London	(10,904)
TRY	90,283,324	USD	23,040,295	09/19/18	Citibank N.A.	(3,975,884)
TRY	36,190,645	USD	7,751,595	07/05/18	Goldman Sachs International	138,185
TRY	72,381,289	USD	15,845,647	09/19/18	Goldman Sachs International	(561,466)
TRY	32,599,000	USD	6,967,534	08/03/18	JPMorgan Chase Bank N.A. London	53,336
TRY	12,973,472	USD	3,434,180	09/19/18	Standard Chartered Bank	(694,675)
TWD	632,110,000	USD	20,841,081	07/05/18	Goldman Sachs International	(106,112)
ZAR	118,599,900	USD	8,689,601	07/05/18	Citibank N.A.	(38,789)
ZAR	15,496,490	USD	1,126,219	07/25/18	Citibank N.A.	1,251
ZAR	31,108,000	USD	2,288,874	08/03/18	JPMorgan Chase Bank N.A. London	(28,151)
EUR	4,946,575	CZK	128,810,000	12/19/18	JPMorgan Chase Bank N.A. London	19,792
USD	1,764,883	ARS	44,914,763	07/03/18	Citibank N.A.	208,045
USD	638,269	ARS	18,286,420	08/03/18	JPMorgan Chase Bank N.A. London	24,734
USD	243,723	AUD	329,580	07/25/18	HSBC Bank plc	198
USD	26,400,987	BRL	98,987,803	09/05/18	Goldman Sachs International	850,916
USD	11,399,448	BRL	43,307,000	07/13/18	JPMorgan Chase Bank N.A. London	157,008
USD	243,538	CHF	241,170	07/25/18	State Street Bank and Trust Co.	212
USD	1,921,108	CLP	1,233,159,324	07/05/18	Citibank N.A.	26,985
USD	3,090,137	CLP	2,022,185,890	07/25/18	HSBC Bank plc	(16,129)
USD	484,242	CNY	3,212,220	07/25/18	HSBC Bank plc	(381)
USD	3,816,697	COP	11,278,340,581	07/05/18	Citibank N.A.	(23,404)
USD	2,461,992	COP	7,294,881,174	09/19/18	Citibank N.A.	(13,184)
USD	1,915,816	COP	5,667,558,826	07/05/18	Goldman Sachs International	(13,901)
USD	1,915,816	COP	5,667,558,826	09/19/18	Goldman Sachs International	(7,204)
USD	563,103	COP	1,654,610,470	08/29/18	HSBC Bank plc	1,120
USD	11,243,916	COP	32,944,673,000	07/13/18	JPMorgan Chase Bank N.A. London	32,137
USD	5,181,036	CZK	115,430,000	07/03/18	Citibank N.A.	552
USD	4,611,456	CZK	102,041,700	12/19/18	JPMorgan Chase Bank N.A. London	(9,844)
USD	14,559,086	EGP	261,190,000	07/05/18	Citibank N.A.	(31,204)
USD	1,622,958	EUR	1,397,241	07/05/18	Citibank N.A.	(8,619)
USD	4,170,370	EUR	3,570,000	07/05/18	Goldman Sachs International	1,634
USD	4,170,370	EUR	3,570,000	09/19/18	Goldman Sachs International	(22,133)
USD	488,183	GBP	369,480	07/25/18	State Street Bank and Trust Co.	(105)
USD	855,309	HUF	240,085,000	07/05/18	Citibank N.A.	3,516
USD	1,945,790	HUF	549,262,590	07/25/18	HSBC Bank plc	(5,320)
USD	4,726,847	IDR	67,540,811,188	09/19/18	Citibank N.A.	62,704
USD	1,754,352	IDR	24,771,450,000	09/19/18	Goldman Sachs International	43,718
USD	7,160,993	IDR	102,115,766,000	07/13/18	JPMorgan Chase Bank N.A. London	43,703
USD	17,924,549	INR	1,215,150,000	07/05/18	Citibank N.A.	193,084
USD	482,484	JPY	53,367,900	07/25/18	State Street Bank and Trust Co.	(30)
USD	488,888	KRW	544,156,320	07/25/18	HSBC Bank plc	387
USD	5,200,283	MXN	105,984,300	07/05/18	Citibank N.A.	(190,019)
USD	7,063,183	MXN	145,970,000	07/05/18	Goldman Sachs International	(360,768)
USD	7,063,183	MXN	145,970,000	09/19/18	Goldman Sachs International	(273,587)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,712,890	MXN	33,821,000	08/03/18	JPMorgan Chase Bank N.A. London	$586
USD	5,123,226	MYR	20,580,000	07/05/18	Standard Chartered Bank	28,789
USD	2,527,688	PEN	8,262,759	07/05/18	Citibank N.A.	4,532
USD	7,562,336	PHP	403,980,000	07/05/18	Citibank N.A.	(6,872)
USD	17,543,612	PLN	65,437,200	07/05/18	Citibank N.A.	65,054
USD	982,363	PLN	3,660,000	09/19/18	Citibank N.A.	3,588
USD	4,628,945	PLN	17,346,000	07/25/18	JPMorgan Chase Bank N.A. London	(5,544)
USD	1,099,799	PLN	4,120,000	08/03/18	JPMorgan Chase Bank N.A. London	(1,123)
USD	1,633,632	RON	6,540,000	09/19/18	Citibank N.A.	1,606
USD	3,679,637	RON	14,530,500	07/05/18	Goldman Sachs International	42,286
USD	6,286,825	RUB	393,178,019	07/05/18	Citibank N.A.	17,604
USD	6,161,262	RUB	389,621,000	07/13/18	JPMorgan Chase Bank N.A. London	(46,048)
USD	8,654,464	SGD	11,751,300	07/05/18	Citibank N.A.	35,621
USD	485,986	SGD	661,950	07/25/18	JPMorgan Chase Bank N.A. London	302
USD	16,734,323	THB	550,485,600	07/05/18	Citibank N.A.	117,861
USD	7,698,335	THB	252,060,000	09/19/18	Citibank N.A.	72,911
USD	991,355	THB	31,535,000	07/05/18	Goldman Sachs International	39,468
USD	991,355	THB	31,535,000	09/19/18	Goldman Sachs International	37,345
USD	3,996,308	THB	132,058,000	07/13/18	JPMorgan Chase Bank N.A. London	9,478
USD	19,453,816	TRY	90,283,324	09/19/18	Citibank N.A.	389,405
USD	14,759,798	TRY	72,381,289	07/05/18	Goldman Sachs International	(1,019,761)
USD	14,759,798	TRY	72,381,289	09/19/18	Goldman Sachs International	(524,383)
USD	4,404,291	TRY	20,592,000	08/03/18	JPMorgan Chase Bank N.A. London	(30,622)
USD	2,687,254	TRY	12,973,472	09/19/18	Standard Chartered Bank	(52,251)
USD	4,644,068	TRY	21,594,450	07/25/18	State Street Bank and Trust Co.	(24,262)
USD	21,162,035	TWD	632,110,000	07/05/18	Goldman Sachs International	427,066
USD	486,593	TWD	14,796,320	07/25/18	HSBC Bank plc	638
USD	8,976,928	ZAR	118,599,900	07/05/18	Citibank N.A.	326,116
USD	2,323,550	ZAR	32,112,000	08/03/18	JPMorgan Chase Bank N.A. London	(10,137)

						$(7,752,300)

Currency Abbreviations

AUD	— Australian Dollar
ARS	— Argentine Peso
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Abbreviations — continued

INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Sales
3	U.S. Long Bond	Sep 2018	$435,000	$276
8	U.S. Treasury Note 10-Year	Sep 2018	961,500	(265)

				$11

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	38.6
Sovereign Debt Obligations	35.7
U.S. Government and Agency Obligations	3.1
Mortgage Backed Securities — Private Issuers	0.9
Asset Backed Securities	0.6
Bank Loans	0.3
Mortgage Backed Securities — U.S. Government Agency Obligations	0.3
Common Stocks	0.2
Preferred Stock	0.1
Convertible Preferred Stock	0.1
Futures Contracts	0.0
Forward Foreign Currency Contracts	(1.9)
Short-Term Investments	3.9
Other Assets and Liabilities (net)	18.1

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.5%

	Argentina — 0.2%
24,719	Grupo Financiero Galicia SA, ADR	815,233
91,464	YPF SA, ADR	1,242,081

	Total Argentina	2,057,314

	Australia — 0.4%
254,607	Newcrest Mining, Ltd.	4,100,936

	Bermuda — 1.9%
336,000	Beijing Enterprises Water Group, Ltd.* ‡	183,301
976,000	Brilliance China Automotive Holdings, Ltd.	1,761,551
118,000	China Oriental Group Co., Ltd.	83,174
52,000	China Resources Gas Group, Ltd.	225,354
552,000	COSCO SHIPPING Ports, Ltd.	460,149
748,000	CP Pokphand Co., Ltd.	67,693
25,904	Credicorp, Ltd.	5,831,508
460,000	Gemdale Properties & Investment Corp., Ltd.	49,838
2,013,000	Haier Electronics Group Co., Ltd.	6,889,222
224,000	Hopson Development Holdings, Ltd.‡	199,576
16,000	Jardine Matheson Holdings, Ltd.	1,009,600
1,264,000	Joy City Property, Ltd.	157,890
408,000	K Wah International Holdings, Ltd.	235,061
322,000	Kunlun Energy Co., Ltd.	281,965
132,500	Luye Pharma Group, Ltd.‡	135,955
1,500,000	Nan Hai Corp., Ltd.‡	39,577
80,000	Nine Dragons Paper Holdings, Ltd.	101,970
101,500	Shenzhen International Holdings, Ltd.	210,104
410,000	Sihuan Pharmaceutical Holdings Group, Ltd.	91,454
702,000	United Energy Group, Ltd.	93,058
607,500	Yue Yuen Industrial Holdings, Ltd.	1,715,150

	Total Bermuda	19,823,150

	Brazil — 4.6%
418,273	AMBEV SA, ADR	1,936,604
385,400	B3 SA — Brasil Bolsa Balcao	2,048,508
612,861	Banco Bradesco SA	3,883,545
234,700	Banco do Brasil SA	1,747,714
42,200	Banco Santander Brasil SA	321,376
27,000	BRF SA*	126,319
703,814	CCR SA	1,851,276
79,700	Cia Siderurgica Nacional SA*	162,822
84,000	Duratex SA	189,946
179,634	Embraer SA, ADR	4,472,887
181,700	Embraer SA	1,145,720
300,485	Engie Brasil Energia SA	2,673,390
800	Guararapes Confeccoes SA	19,631
41,300	Hypera SA	296,380
116,400	Iochpe Maxion SA	632,615

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
79,100	IRB Brasil Resseguros SA	994,044
288,071	Itau Unibanco Holding SA, ADR	2,990,177
106,700	JBS SA	257,917
637,100	Kroton Educacional SA	1,543,321
142,100	Lojas Renner SA	1,084,753
22,800	Magazine Luiza SA	758,479
314,000	MRV Engenharia e Participacoes SA	982,627
56,000	Petrobras Distribuidora SA	266,216
326,700	Petroleo Brasileiro SA	1,649,039
31,800	Porto Seguro SA	336,233
124,000	Raia Drogasil SA	2,140,043
22,300	Sao Martinho SA	103,461
207,144	Sul America SA	984,195
295,900	Suzano Papel e Celulose SA	3,458,601
4,748	Tim Participacoes SA, ADR	80,051
8,072	Usinas Siderurgicas de Minas Gerais SA	23,561
163,002	Vale SA	2,100,969
467,052	Vale SA Class B, ADR‡	5,987,607

	Total Brazil	47,250,027

	British Virgin Islands — 0.1%
45,261	Hollysys Automation Technologies, Ltd.	1,002,079

	Cayman Islands — 13.0%
9,061	58.com, Inc., ADR*	628,290
55,000	AAC Technologies Holdings, Inc.	774,653
368,000	Agile Group Holdings, Ltd.	626,666
61,000	Airtac International Group	867,327
133,286	Alibaba Group Holding, Ltd., ADR* ‡	24,728,552
884,000	ANTA Sports Products, Ltd.	4,681,720
14,313	Baidu, Inc., ADR*	3,478,059
12,690	Baozun, Inc., ADR*	694,143
2,340,000	Beijing Enterprises Clean Energy Group, Ltd.* ‡	60,547
84,000	CAR, Inc.*	83,942
42,000	Casetek Holdings, Ltd.	102,216
148,000	Chailease Holding Co., Ltd.	485,429
123,000	China Aoyuan Property Group, Ltd.	90,148
693,000	China Evergrande Group* ‡	1,766,629
35,000	China High Speed Transmission Equipment Group Co., Ltd.‡	53,980
360,000	China Lesso Group Holdings, Ltd.	228,515
433,000	China Medical System Holdings, Ltd.	865,398
1,258,000	China Mengniu Dairy Co., Ltd.*	4,265,249
410,000	China Resources Cement Holdings, Ltd.	415,464
396,000	China Resources Land, Ltd.	1,335,067
200,000	China SCE Property Holdings, Ltd.	94,832
116,000	China State Construction International Holdings, Ltd.	119,024
96,000	China Tianrui Group Cement Co., Ltd.*	82,473
1,014,000	China Yongda Automobiles Services Holdings, Ltd.	993,909
128,500	China ZhengTong Auto Services Holdings, Ltd.‡	85,662

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
550,400	China Zhongwang Holdings, Ltd.‡	291,145
1,576,000	Chinasoft International, Ltd.*	1,229,390
206,000	CIFI Holdings Group Co., Ltd.	131,024
64,000	CIMC Enric Holdings, Ltd.	60,937
486,000	Country Garden Holdings Co., Ltd.	854,865
55,861	Country Garden Services Holdings Co., Ltd.*	71,629
68,476	Ctrip.com International, Ltd., ADR*	3,261,512
79,000	Dongyue Group, Ltd.	66,459
224,000	ENN Energy Holdings, Ltd.	2,202,754
791,000	Fu Shou Yuan International Group, Ltd.	892,281
172,000	Fufeng Group, Ltd.‡	77,390
520,000	Fullshare Holdings, Ltd.* ‡	257,168
212,000	Future Land Development Holdings, Ltd.* ‡	191,856
5,450,000	GCL-Poly Energy Holdings, Ltd.* ‡	514,056
943,000	Geely Automobile Holdings, Ltd.	2,446,010
5,000	Ginko International Co., Ltd.	40,835
39,000	Golden Eagle Retail Group, Ltd.	46,927
69,563	Gourmet Master Co., Ltd.	673,076
518,000	Haitian International Holdings, Ltd.	1,222,793
82,571	Huazhu Group, Ltd., ADR	3,467,156
32,541	JD.com, Inc., ADR*	1,267,472
104,000	Jiayuan International Group, Ltd.‡	180,283
237,000	Kaisa Group Holdings, Ltd.	101,199
165,000	Kingboard Chemical Holdings, Ltd.	603,598
698,500	Kingboard Laminates Holdings, Ltd.	862,725
87,000	Kingsoft Corp., Ltd.	263,924
156,500	KWG Property Holding, Ltd.	196,686
164,000	Lee & Man Paper Manufacturing, Ltd.	165,976
148,500	Li Ning Co., Ltd.*	163,729
88,000	Logan Property Holdings Co., Ltd.‡	119,121
44,500	Longfor Properties Co., Ltd.	119,964
46,000	Minth Group, Ltd.	194,367
6,310	Momo, Inc., ADR*	274,485
3,559	NetEase, Inc., ADR	899,253
5,970	New Oriental Education & Technology Group, Inc., ADR	565,120
31,000	Nexteer Automotive Group, Ltd.	45,835
415,000	Powerlong Real Estate Holdings, Ltd.	223,754
65,000	Ronshine China Holdings, Ltd.*	84,176
444,000	Sands China, Ltd.	2,374,089
165,500	Semiconductor Manufacturing International Corp.* ‡	215,169
317,000	Shenzhou International Group Holdings, Ltd.	3,913,281
296,000	Shimao Property Holdings, Ltd.	777,215
5,220,000	Sino Biopharmaceutical, Ltd.	8,010,860
694,000	SOHO China, Ltd.	329,952
184,000	SSY Group, Ltd.	204,276
98,000	Sunac China Holdings, Ltd.‡	342,887
231,100	Sunny Optical Technology Group Co., Ltd.	4,300,658
55,375	TAL Education Group, ADR*	2,037,800
562,900	Tencent Holdings, Ltd.	28,254,596

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
686,000	Tianneng Power International, Ltd.	1,068,507
1,248,000	Tingyi Cayman Islands Holding Corp.	2,895,130
5,680,000	Tongda Group Holdings, Ltd.‡	1,151,139
101,000	TPK Holding Co., Ltd.*	213,339
573,000	Uni-President China Holdings, Ltd.	736,202
27,000	Vinda International Holdings, Ltd.	46,873
18,568	Vipshop Holdings, Ltd., ADR*	201,463
22,027	Weibo Corp., ADR* ‡	1,955,117
99,000	Wisdom Marine Lines Co., Ltd.*	93,193
25,500	Wuxi Biologics Cayman, Inc.* 144A	283,913
460,500	Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,011,927
334,000	Xinyi Solar Holdings, Ltd.‡	102,600
27,031	Yirendai, Ltd., ADR	573,598
1,813,000	Yuzhou Properties Co., Ltd.	1,065,322
2,500	YY, Inc., ADR*	251,175
62,000	Zhen Ding Technology Holding, Ltd.	137,062
61,000	Zhongsheng Group Holdings, Ltd.	183,106
18,500	ZTO Express Cayman, Inc., ADR	370,000

	Total Cayman Islands	135,039,273

	Chile — 1.5%
6,050,450	Aguas Andinas SA	3,316,830
8,149,492	Banco de Chile	1,264,273
9,225	Banco de Credito e Inversiones SA	616,162
35,046	Banco Santander Chile, ADR	1,101,496
25,885	CAP SA	258,351
157,579	Cencosud SA	390,895
143,020	Cia Cervecerias Unidas SA, ADR	3,566,919
37,312	Empresa Nacional de Telecomunicaciones SA	343,871
176,927	Empresas CMPC SA	646,785
67,346	Empresas COPEC SA	1,034,419
12,255	Enel Americas SA, ADR	107,967
1,149,773	Enel Americas SA	203,960
62,372	Enel Chile SA, ADR	304,375
2,229,439	Itau CorpBanca	21,851
23,047	Latam Airlines Group SA, ADR‡	227,935
47,022	Ripley Corp. SA	44,780
105,226	Sigdo Koppers SA	170,532
39,386	Sociedad Quimica y Minera de Chile SA, ADR	1,892,497

	Total Chile	15,513,898

	China — 7.7%
2,304,000	Agricultural Bank of China, Ltd. Class H	1,077,781
52,000	Air China, Ltd. Class H	50,241
240,000	Aluminum Corp. of China, Ltd.* ‡	105,845
260,000	Angang Steel Co., Ltd.	234,633
35,500	Anhui Conch Cement Co., Ltd. Class H	203,621
27,579	Autohome, Inc. Class H, ADR	2,785,479
223,000	AviChina Industry & Technology Co., Ltd. Class H	132,741

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
69,500	BAIC Motor Corp., Ltd. 144A	66,440
8,621,000	Bank of China, Ltd. Class H	4,274,540
144,500	Bank of Chongqing Co., Ltd.	91,907
767,000	Bank of Communications Co., Ltd. Class H	587,560
159,000	Bank of Zhengzhou Co., Ltd.* 144A	77,823
131,000	BBMG Corp.	48,423
900,000	Beijing Capital International Airport Co., Ltd. Class H	948,703
342,000	Beijing Capital Land, Ltd.	147,341
234,000	Beijing North Star Co., Ltd.	74,566
18,500	BYD Co., Ltd.‡	112,125
28,000	Central China Securities Co., Ltd.	8,494
1,214,000	China Cinda Asset Management Co., Ltd. Class H	389,943
798,000	China CITIC Bank Corp., Ltd. Class H	499,421
475,000	China Coal Energy Co., Ltd. Class H	196,770
447,000	China Communications Construction Co., Ltd. Class H	431,876
1,664,000	China Communications Services Corp., Ltd. Class H	1,054,124
17,749,000	China Construction Bank Corp. Class H	16,401,895
48,000	China Eastern Airlines Corp., Ltd.	32,488
1,640,000	China Energy Engineering Corp., Ltd.‡	250,846
244,000	China Everbright Bank Co., Ltd. Class H	104,810
190,000	China Galaxy Securities Co., Ltd. Class H	97,598
1,574,000	China Huarong Asset Management Co., Ltd. 144A	455,421
45,200	China International Capital Corp., Ltd. Class H‡ 144A	80,543
24,700	China International Marine Containers Group Co., Ltd. Class H	32,365
224,000	China Life Insurance Co., Ltd. Class H	578,170
289,000	China Machinery Engineering Corp.	138,506
767,500	China Merchants Bank Co., Ltd. Class H	2,832,103
14,800	China Merchants Securities Co., Ltd. 144A	20,072
582,000	China Minsheng Banking Corp., Ltd. Class H‡	416,167
2,740,000	China National Building Material Co., Ltd.	2,713,649
102,000	China Oilfield Services, Ltd. Class H	96,339
77,800	China Pacific Insurance Group Co., Ltd.	300,968
4,346,000	China Petroleum & Chemical Corp. Class H	3,883,201
203,500	China Railway Construction Corp., Ltd. Class H	206,212
415,000	China Railway Group, Ltd. Class H	313,150
84,000	China Railway Signal & Communication Corp., Ltd.‡ 144A	59,637
1,314,000	China Reinsurance Group Corp.	288,075
763,000	China Shenhua Energy Co., Ltd. Class H	1,810,866
54,000	China Southern Airlines Co., Ltd. Class H	42,468
124,500	China Vanke Co., Ltd. Class H	435,606
777,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	462,509
66,000	CITIC Securities Co., Ltd.	131,908
416,000	COSCO SHIPPING Development Co., Ltd.* ‡	69,462
436,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	210,068
151,000	COSCO SHIPPING Holdings Co., Ltd.* ‡	69,289
123,000	CRRC Corp., Ltd. Class H	95,478
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd.*	30,973
202,000	Dalian Port PDA Co., Ltd.‡	30,124
1,838,000	Dongfeng Motor Group Co., Ltd. Class H	1,944,490

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
22,600	Dongjiang Environmental Co., Ltd.	28,346
74,000	Everbright Securities Co., Ltd. 144A	90,172
29,600	Fuyao Glass Industry Group Co., Ltd. 144A	99,982
39,200	GF Securities Co., Ltd.*	57,160
168,000	Great Wall Motor Co., Ltd. Class H‡	128,482
450,000	Guangshen Railway Co., Ltd.	253,523
86,800	Guangzhou Automobile Group Co., Ltd. Class H	84,859
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	52,922
703,200	Guangzhou R&F Properties Co., Ltd. Class H	1,419,764
17,400	Guotai Junan Securities Co., Ltd. 144A	36,994
333,600	Haitong Securities Co., Ltd. Class H	337,195
305,000	Harbin Bank Co., Ltd. 144A	68,422
43,000	Hisense Kelon Electrical Holdings Co., Ltd.‡	43,902
1,542,000	Huaneng Renewables Corp., Ltd.	512,988
47,200	Huatai Securities Co., Ltd. 144A	75,083
61,000	Huishang Bank Corp., Ltd.	28,924
9,175,000	Industrial & Commercial Bank of China, Ltd. Class H	6,864,775
38,100	Inner Mongolia Yitai Coal Co., Ltd.	44,144
288,000	Jiangxi Copper Co., Ltd. Class H	367,092
1,092,000	Kingdee International Software Group Co., Ltd.‡	1,117,687
82,100	Legend Holdings Corp. 144A	250,105
138,450	Livzon Pharmaceutical Group, Inc.	663,534
2,411,000	Lonking Holdings, Ltd. Class H	1,109,396
2,314,000	Maanshan Iron & Steel Co., Ltd.* ‡	1,029,369
162,000	Metallurgical Corp. of China, Ltd.	47,905
22,300	New China Life Insurance Co., Ltd. Class H	92,805
912,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	428,947
1,994,000	PetroChina Co., Ltd. Class H	1,517,336
681,000	PICC Property & Casualty Co., Ltd. Class H	735,212
1,039,500	Ping An Insurance Group Co., of China Ltd. Class H	9,566,296
584,000	Postal Savings Bank of China Co., Ltd. 144A	380,378
354,000	Qingdao Port International Co., Ltd. 144A	265,316
82,500	Qinhuangdao Port Co., Ltd.	19,454
30,200	Red Star Macalline Group Corp., Ltd. 144A	40,726
40,500	Shandong Chenming Paper Holdings, Ltd.	33,554
208,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	147,143
162,000	Shanghai Electric Group Co., Ltd. Class H* ‡	54,513
9,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	49,385
144,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.	58,368
49,400	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	136,322
58,500	Shengjing Bank Co., Ltd. 144A	35,642
5,967	SINA Corp. Class H*	505,345
597,000	Sinopec Engineering Group Co., Ltd. Class H	623,979
1,142,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	695,787
65,200	Sinopharm Group Co., Ltd. Class H	262,198
63,000	Tong Ren Tang Technologies Co., Ltd.	100,055
20,000	Tsingtao Brewery Co., Ltd. Class H	109,873
240,000	Weichai Power Co., Ltd. Class H	330,994
50,000	Xinhua Winshare Publishing and Media Co., Ltd.	34,797

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
35,000	Xinjiang Goldwind Science & Technology Co., Ltd.‡	42,604
16,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.* 144A	66,880
114,000	Yanzhou Coal Mining Co., Ltd. Class H	149,085
118,000	Zhaojin Mining Industry Co., Ltd. Class H‡	90,093
30,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	144,057
754,000	Zijin Mining Group Co., Ltd. Class H	288,320
20,000	ZTE Corp.* ‡	30,387

	Total China	80,084,429

	Colombia — 0.1%
61,705	Almacenes Exito SA	340,355
1,263	Banco de Bogota SA	29,285
1,200	Bancolombia SA, ADR	57,336
2,350	Bancolombia SA	28,261
28,101	Grupo Argos SA	190,020
19,770	Grupo de Inversiones Suramericana SA	253,100
1,911	Grupo Nutresa SA	17,568

	Total Colombia	915,925

	Cyprus — 0.1%
61,137	TCS Group Holding Plc, Reg S, GDR ‡‡‡	1,265,536

	Czech Republic — 0.2%
15,627	CEZ AS	369,605
44,191	Komercni Banka AS	1,855,365

	Total Czech Republic	2,224,970

	Egypt — 0.3%
621,477	Commercial International Bank Egypt SAE, GDR	3,076,311

	France — 0.3%
34,051	Sanofi	2,729,267

	Greece — 0.1%
52,350	JUMBO SA	863,032

	Hong Kong — 4.5%
166,500	Beijing Enterprises Holdings, Ltd.	810,699
70,500	BYD Electronic International Co., Ltd.‡	96,511
316,000	China Everbright, Ltd.	580,005
306,000	China Merchants Port Holdings Co., Ltd.	621,716
1,321,980	China Mobile, Ltd.	11,744,643
457,000	China Overseas Grand Oceans Group, Ltd.‡	168,343
840,000	China Overseas Land & Investment, Ltd.	2,767,719
110,500	China Resources Pharmaceutical Group, Ltd. 144A	152,959
1,030,000	China Resources Power Holdings Co., Ltd.	1,814,376
968,000	China South City Holdings, Ltd.	188,777
91,000	China Taiping Insurance Holdings Co., Ltd.	284,757

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
232,000	China Traditional Chinese Medicine Holdings Co., Ltd.	200,789
720,000	China Travel International Investment Hong Kong, Ltd.	280,825
646,000	China Unicom Hong Kong, Ltd.	806,939
557,000	CITIC, Ltd.	785,222
4,865,000	CNOOC, Ltd.	8,396,217
2,768,000	CSPC Pharmaceutical Group, Ltd.	8,361,738
651,000	Far East Horizon, Ltd.	631,463
313,000	Fosun International, Ltd.	588,861
110,000	Hua Hong Semiconductor, Ltd. 144A	377,862
402,000	Lenovo Group, Ltd.‡	217,769
496,000	Minmetals Resources, Ltd.*	347,085
704,000	Poly Property Group Co., Ltd.	290,737
165,000	Shanghai Industrial Holdings, Ltd.	384,452
1,072,000	Shenzhen Investment, Ltd.	390,790
1,010,000	Sino-Ocean Group Holding, Ltd.	587,041
533,500	Sinotruk Hong Kong, Ltd.‡	878,575
638,500	Sun Art Retail Group, Ltd.	835,008
2,742,500	WH Group, Ltd.	2,233,725
2,296,000	Yuexiu Property Co., Ltd.	438,981

	Total Hong Kong	46,264,584

	Hungary — 0.4%
42,349	MOL Hungarian Oil & Gas Plc	408,927
93,315	OTP Bank Nyrt	3,379,806
12,183	Richter Gedeon Nyrt	222,575

	Total Hungary	4,011,308

	India — 11.0%
2,729	ACC, Ltd.	53,285
62,785	Adani Enterprises, Ltd.	103,321
47,779	Adani Green Energy, Ltd.*	18,863
15,817	Adani Ports & Special Economic Zone, Ltd.	85,889
104,805	Adani Power, Ltd.*	24,628
1,516,770	Aditya Birla Capital, Ltd.*	2,946,539
67,149	Ambuja Cements, Ltd.	203,853
89,636	Apollo Tyres, Ltd.	331,908
13,937	Arvind, Ltd.	81,051
100,286	Asian Paints, Ltd.	1,850,128
15,273	Aurobindo Pharma, Ltd.	134,919
134,128	Axis Bank, Ltd.	994,777
50,942	Bajaj Auto, Ltd.	2,088,462
99,779	Bajaj Finance, Ltd.	3,348,054
1,132	Bajaj Finserv, Ltd.	96,323
8,555	Bajaj Holdings & Investment, Ltd.	359,980
101,945	Bank of Baroda*	167,763
7,878	Bharat Electronics, Ltd.	12,487
1,125,752	Bharat Heavy Electricals, Ltd.	1,180,548
285,718	Bharat Petroleum Corp., Ltd.	1,563,807
117,759	Bharti Airtel, Ltd.	655,525

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
19,211	Bharti Infratel, Ltd.	84,258
22,050	Britannia Industries, Ltd.	2,008,203
27,266	Canara Bank	99,967
36,295	Cholamandalam Investment and Finance Co., Ltd.	802,553
10,679	Cipla, Ltd.	96,324
27,422	City Union Bank, Ltd.	73,643
5,030	Container Corp. Of India, Ltd.	47,683
2,717	DCM Shriram, Ltd.	11,738
48,369	Dewan Housing Finance Corp., Ltd.	448,992
68,073	Dilip Buildcon, Ltd.	659,766
102,560	DLF, Ltd.	282,016
6,591	Dr. Reddy’s Laboratories, Ltd.	214,810
16,647	EIH, Ltd.	41,329
16,885	Engineers India, Ltd.	30,547
23,567	Exide Industries, Ltd.	88,761
297,098	Federal Bank, Ltd.	353,838
551,024	GAIL India, Ltd.	2,736,421
15,660	Glenmark Pharmaceuticals, Ltd.	133,709
424,901	Grasim Industries, Ltd.	6,238,786
8,935	Gujarat Fluorochemicals, Ltd.	96,066
36,962	Gujarat State Petronet, Ltd.	97,105
71,348	HCL Technologies, Ltd. Class T	965,226
25,159	HDFC Bank, Ltd., ADR	2,642,198
34,871	HDFC Bank, Ltd.	1,074,402
335,462	HDFC Standard Life Insurance Co., Ltd.	2,229,232
25,210	Hero MotoCorp Ltd.	1,275,935
210,588	Hindalco Industries, Ltd.	707,544
33,143	Hindustan Petroleum Corp., Ltd.	125,190
105,980	Hindustan Unilever, Ltd.	2,530,898
378,646	Housing Development Finance Corp., Ltd.	10,545,055
221,189	ICICI Bank, Ltd.	886,822
1,344,021	Idea Cellular, Ltd.*	1,156,390
422,223	IDFC Bank, Ltd.	239,105
264,117	IDFC, Ltd.	177,903
143,912	Indiabulls Housing Finance, Ltd., ADR	2,392,407
58,726	Indiabulls Real Estate, Ltd.*	133,669
150,734	Indian Oil Corp., Ltd.	343,202
240,358	Indraprastha Gas, Ltd.	887,727
95,734	IndusInd Bank, Ltd.	2,707,282
422,659	Infosys, Ltd.	8,085,208
189,404	Infosys, Ltd., ADR‡	3,680,120
50,458	InterGlobe Aviation, Ltd. 144A	802,733
5,075	Ipca Laboratories, Ltd.	51,798
390,135	Jain Irrigation Systems, Ltd.	437,311
73,641	Jindal Steel & Power, Ltd.*	239,254
21,551	JM Financial, Ltd.	36,644
134,159	JSW Energy, Ltd.*	127,570
115,591	JSW Steel, Ltd.	551,172
29,514	Jubilant Foodworks, Ltd.	600,812

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
29,514	Jubilant Foodworks, Ltd., Bonus Shares****	600,812
113,231	Jubilant Life Sciences, Ltd.	1,159,331
91,282	Karur Vysya Bank, Ltd. (The)	138,225
411,911	L&T Finance Holdings, Ltd.	910,815
14,600	Larsen & Toubro, Ltd.	271,692
71,752	LIC Housing Finance, Ltd.	490,320
18,561	Lupin, Ltd.	245,439
17,661	Mahindra & Mahindra Financial Services, Ltd.	121,667
7,039	Mahindra & Mahindra, Ltd.	92,114
12,324	Mahindra CIE Automotive, Ltd.*	46,587
46,752	Manappuram Finance, Ltd.	67,315
21,474	Maruti Suzuki India, Ltd.	2,762,895
88,361	Mphasis, Ltd.	1,392,832
2,763	MRF, Ltd.	3,028,553
31,886	Muthoot Finance, Ltd.	176,382
61,571	Natco Pharma, Ltd.	725,210
953,229	National Aluminium Co., Ltd.	900,152
10,817	Oberoi Realty, Ltd.	75,316
61,951	Oil & Natural Gas Corp., Ltd.	142,863
13,380	PC Jeweller, Ltd.*	26,647
6,458	Petronet LNG, Ltd.	20,736
1,284	Pfizer Ltd.	48,168
2,360	Piramal Enterprises, Ltd.	87,149
355,938	Power Finance Corp., Ltd.	402,356
20,022	Prestige Estates Projects, Ltd.	78,902
127,958	Radico Khaitan, Ltd.	771,315
8,780	Rain Industries, Ltd.	24,720
4,496	Rajesh Exports, Ltd.	39,438
5,236	RBL Bank, Ltd. 144A	42,261
34,104	Reliance Capital, Ltd.	192,509
250,138	Reliance Industries, Ltd.	3,553,007
25,001	Reliance Industries, Ltd. (London Exchange), GDR 144A	702,528
191,600	Reliance Power, Ltd.*	89,487
157,497	Rural Electrification Corp., Ltd.	242,515
2,507	Shriram City Union Finance, Ltd.	74,315
8,607	Shriram Transport Finance Co., Ltd.	162,637
523,138	Srei Infrastructure Finance, Ltd.	476,448
1,607	SRF, Ltd.	39,824
95,853	State Bank of India*	362,623
2,581	State Bank of India, Ltd., Reg S, GDR* ‡‡‡	96,787
30,315	Sun Pharmaceutical Industries, Ltd.	249,413
1,498	Sundaram Finance, Ltd.	34,960
377,342	Tata Consultancy Services, Ltd.	10,160,945
99,158	Tata Global Beverages, Ltd.	389,598
98,846	Tata Motors, Ltd.*	387,940
146,885	Tata Steel, Ltd.	1,215,556
193,873	Tech Mahindra, Ltd.	1,848,464
9,840	Thomas Cook India, Ltd.	38,188
48,175	TV18 Broadcast, Ltd.*	36,950

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
777	UltraTech Cement, Ltd.	43,077
56,007	Union Bank of India*	67,194
273,379	Vedanta, Ltd.	942,452
62,380	Wipro, Ltd.	237,493
76,972	Wipro, Ltd., ADR‡	368,696
45,474	Yes Bank, Ltd.	225,130

	Total India	113,710,382

	Indonesia — 2.1%
18,173,100	Adaro Energy Tbk PT	2,270,052
128,100	Astra Agro Lestari Tbk PT	100,120
478,600	Astra International Tbk PT	220,430
157,800	Bank Central Asia Tbk PT	236,480
2,495,600	Bank Mandiri Persero Tbk PT	1,192,942
799,500	Bank Maybank Indonesia Tbk PT	11,939
2,872,500	Bank Negara Indonesia Persero Tbk PT	1,413,198
624,500	Bank Pan Indonesia Tbk PT*	37,043
876,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	127,836
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	45,398
24,607,200	Bank Rakyat Indonesia Persero Tbk PT	4,876,793
5,399,500	Bank Tabungan Negara Persero Tbk PT	923,152
244,100	Bank Tabungan Pensiunan Nasional Tbk PT	68,137
188,400	Barito Pacific Tbk PT	26,032
850,000	BFI Finance Indonesia Tbk PT	40,335
1,400,700	Bumi Serpong Damai Tbk PT*	152,972
3,729,200	Ciputra Development Tbk PT	265,442
16,400	Gudang Garam Tbk PT	76,964
630,000	Indah Kiat Pulp & Paper Corp. Tbk PT	817,725
15,600	Indo Tambangraya Megah Tbk PT	24,358
131,300	Indofood CBP Sukses Makmur Tbk PT	81,089
376,200	Indofood Sukses Makmur Tbk PT	174,580
1,191,600	Japfa Comfeed Indonesia Tbk PT	133,463
1,055,000	Jaya Real Property Tbk PT	50,431
2,110,500	Medco Energi Internasional Tbk PT*	142,124
1,350,100	Media Nusantara Citra Tbk PT	86,678
196,100	Pabrik Kertas Tjiwi Kimia Tbk PT	223,743
1,405,000	Perusahaan Gas Negara Persero Tbk PT	195,602
878,500	PP Persero Tbk PT	122,303
1,935,500	PP Properti Tbk PT	19,179
424,400	Semen Gresik Persero Tbk PT	211,015
108,800	Siloam International Hospitals Tbk PT*	39,671
892,500	Summarecon Agung Tbk PT	56,365
12,467,800	Telekomunikasi Indonesia Persero Tbk PT	3,262,683
640,800	Unilever Indonesia Tbk PT	2,061,471
558,810	United Tractors Tbk PT	1,232,268
2,870,800	Waskita Beton Precast Tbk PT	73,323
3,266,600	Waskita Karya Persero Tbk PT	438,814
875,100	Wijaya Karya Persero Tbk PT	80,915
577,200	XL Axiata Tbk PT*	101,503

	Total Indonesia	21,714,568

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Isle of Man — 0.0%
25,196	NEPI Rockcastle Plc	225,116

	Japan — 0.2%
68,500	Honda Motor Co., Ltd.	2,011,741

	Luxembourg — 0.0%
16,364	Kernel Holding SA	207,831

	Malaysia — 1.6%
3,328,715	AirAsia Group Bhd	2,463,884
358,000	Alliance Financial Group Bhd	358,044
306,700	AMMB Holdings Bhd	284,720
75,100	Axiata Group Bhd	70,647
1,600	Batu Kawan Bhd	7,090
14,900	BIMB Holdings Bhd	14,201
81,500	Boustead Holdings Bhd	49,632
47,500	Cahya Mata Sarawak Bhd	27,633
427,533	CIMB Group Holdings Bhd	576,818
103,800	Dialog Group Bhd	79,401
199,100	DRB-Hicom Bhd	96,605
312,500	Eco World Development Group Bhd*	95,154
337,000	Felda Global Ventures Holdings Bhd	125,974
88,500	Gamuda Bhd	71,641
191,600	Genting Bhd	398,900
1,549,900	Genting Malaysia Bhd	1,872,388
12,100	Genting Plantations Bhd	28,307
102,100	Hartalega Holdings Bhd	151,400
167,200	Hong Leong Bank Bhd	753,321
18,800	Hong Leong Financial Group Bhd	83,773
50,000	IHH Healthcare Bhd	75,504
590,100	IJM Corp. Bhd	261,488
374,500	IOI Properties Group Bhd	148,335
321,300	Mah Sing Group Bhd	85,107
1,008,200	Malayan Banking Bhd	2,246,268
1,041,300	Malaysia Airports Holdings Bhd	2,268,459
301,400	Malaysia Building Society Bhd	86,551
104,100	Malaysian Resources Corp. Bhd	15,462
127,800	MISC Bhd	187,295
123,600	MMC Corp. Bhd	41,001
2,174,700	My EG Services Bhd	519,516
60,300	Oriental Holdings Bhd	91,655
11,700	Pos Malaysia BHD	11,528
245,000	Public Bank Bhd	1,416,809
66,000	RHB Bank Bhd	89,209
1,152,800	Sapura Energy Bhd*	182,644
147,800	Sime Darby Bhd	89,642
298,900	Sunway Bhd	114,691
32,600	Top Glove Corp. Bhd	97,974
411,000	UEM Sunrise Bhd	72,239

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
153,300	UOA Development Bhd	90,322
57,200	Yinson Holdings Bhd	64,854
874,700	YTL Corp. Bhd	244,687

	Total Malaysia	16,110,773

	Mexico — 2.9%
677,800	Alfa SAB de CV Class A	795,191
268,500	Alsea SAB de CV	934,626
10,037	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	67,147
13,877	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand‡	18,878
153,000	Cemex SAB de CV, ADR*	1,003,680
15,200	Coca-Cola Femsa SAB de CV	86,634
19,100	El Puerto de Liverpool SAB de CV	123,477
95,500	Elementia SAB de CV* 144A	65,397
2,018,433	Fibra Uno Administracion SA de CV REIT	2,972,852
31,500	Fomento Economico Mexicano SAB de CV	279,715
48,576	Fomento Economico Mexicano SAB de CV, ADR	4,264,487
310,500	Gentera SAB de CV	276,446
87,700	Grupo Aeromexico SAB de CV* ‡	119,933
243,300	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,281,276
12,600	Grupo Carso SAB de CV Series A-1	43,071
44,768	Grupo Cementos de Chihuahua SAB de CV	292,786
107,100	Grupo Comercial Chedraui SA de CV	250,644
12,520	Grupo Elektra SAB DE CV‡	344,725
1,003,592	Grupo Financiero Banorte SAB de CV Series O	5,962,605
213,400	Grupo Financiero Inbursa SAB de CV Series O	302,907
34,200	Grupo Lala SAB de CV‡	35,669
148,700	Grupo Mexico SAB de CV Series B	425,846
76,700	Grupo Sanborns SAB de CV	74,141
19,886	Grupo Televisa SAB, ADR‡	376,840
57,100	Industrias Bachoco SAB de CV	276,527
3,815	Industrias Penoles SAB de CV	69,211
597,879	Mexichem SAB de CV	1,745,357
220,500	Minera Frisco SAB de CV* ‡	83,799
247,700	Nemak SAB de CV 144A	172,016
32,023	OHL Mexico SAB de CV	47,165
62,731	Promotora y Operadora de Infraestructura SAB de CV	567,318
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L	13,253
22,100	Vitro SAB de CV Series A	69,710
1,968,200	Wal-Mart de Mexico SAB de CV	5,249,001

	Total Mexico	29,692,330

	Netherlands — 0.7%
45,674	Heineken Holding NV	4,378,122
91,733	Yandex NV Class A*	3,293,215

	Total Netherlands	7,671,337

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Nigeria — 0.2%
14,424,151	Guaranty Trust Bank Plc	1,615,984

	Philippines — 0.5%
688,400	Alliance Global Group, Inc.*	149,889
5,695	Ayala Corp.	98,176
113,400	Ayala Land, Inc.	80,533
10,959	Bank of the Philippine Islands	18,173
179,370	BDO Unibank, Inc.	421,810
135,700	China Banking Corp.	85,436
156,900	DMCI Holdings, Inc.	30,870
204,200	Emperador, Inc.	28,276
457,000	Energy Development Corp.*	44,786
5,865	GT Capital Holdings, Inc.	100,008
20,340	International Container Terminal Services, Inc.	29,461
243,110	JG Summit Holdings, Inc.	227,770
43,720	Jollibee Foods Corp.	215,456
1,801,000	Megaworld Corp.	144,438
695,100	Metro Pacific Investments Corp.	59,914
123,294	Metropolitan Bank & Trust Co.	169,575
548,200	Petron Corp.	91,217
46,140	Philippine National Bank*	41,672
31,520	Pilipinas Shell Petroleum Corp.	30,299
29,100	Rizal Commercial Banking Corp.¤	15,268
246,500	Robinsons Land Corp.	85,912
38,420	Robinsons Retail Holdings, Inc.	57,233
30,470	San Miguel Corp.	78,791
19,500	San Miguel Food and Beverage, Inc.	21,850
33,510	Security Bank Corp.	125,582
31,595	SM Investments Corp.	518,024
159,300	SM Prime Holdings, Inc.	107,309
4,270	Top Frontier Investment Holdings, Inc.*	20,723
28,020	Union Bank of the Philippines	45,941
837,000	Universal Robina Corp.	1,897,728
912,600	Vista Land & Lifescapes, Inc.	104,996

	Total Philippines	5,147,116

	Poland — 0.6%
34,494	Alior Bank SA*	616,367
22,601	Asseco Poland SA	241,708
29,838	Bank Millennium SA*	63,917
2,112	Bank Polska Kasa Opieki SA	63,744
10,674	CCC SA	590,157
30,248	Cyfrowy Polsat SA	186,952
67,330	Enea SA	164,371
9,123	Grupa Azoty SA	105,023
17,742	Grupa Lotos SA	269,735
57,501	Jastrzebska Spolka Weglowa SA*	1,177,988
13,561	KGHM Polska Miedz SA	318,746
220	LPP SA	498,591

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Poland — continued
380	mBank SA	40,579
113,550	PGE Polska Grupa Energetyczna SA*	283,272
49,378	Polski Koncern Naftowy ORLEN SA	1,108,646
86,454	Powszechna Kasa Oszczednosci Bank Polski SA*	854,160
231,480	Tauron Polska Energia SA*	141,586

	Total Poland	6,725,542

	Qatar — 0.1%
16,421	Qatar National Bank QPSC	685,524

	Russia — 1.4%
567,242	Gazprom PJSC, ADR	2,496,432
445,386	Gazprom PJSC (OTC Exchange), ADR‡	1,964,152
41,738	LUKOIL PJSC (Euroclear Shares), ADR	2,854,045
6,698	Magnitogorsk Iron & Steel Works PJSC, GDR	59,210
77,640	MMC Norilsk Nickel PJSC, ADR‡	1,399,849
4,578	Novatek PJSC, Reg S, GDR‡‡‡	678,917
41,884	Novolipetsk Steel PJSC, GDR	1,022,389
83,399	Rosneft Oil Co. PJSC, Reg S, (London Exchange), GDR‡‡‡	518,742
15,201	Sberbank of Russia PJSC, ADR	219,426
126,619	Severstal PJSC, Reg S, GDR‡‡‡	1,852,436
88,066	Surgutneftegas OJSC, ADR	392,598
16,495	Tatneft PJSC, (London Exchange), ADR	1,043,474
303,080	VTB Bank PJSC, Reg S, GDR‡‡‡	461,591

	Total Russia	14,963,261

	Singapore — 0.2%
468,400	Singapore Telecommunications, Ltd.	1,058,065
69,780	United Overseas Bank, Ltd.	1,369,500

	Total Singapore	2,427,565

	South Africa — 5.9%
38,082	AECI, Ltd.	293,820
71,415	African Rainbow Minerals, Ltd.	568,454
12,793	Anglo American Platinum, Ltd.	335,080
92,622	AngloGold Ashanti, Ltd.	757,667
10,624	Aspen Pharmacare Holdings, Ltd.	200,152
86,655	AVI, Ltd.	684,073
153,843	Barclays Africa Group, Ltd.	1,795,775
121,164	Barloworld, Ltd.	1,146,555
107,606	Bid Corp., Ltd.	2,161,423
177,277	Bidvest Group, Ltd. (The)	2,548,133
46,088	Capitec Bank Holdings, Ltd.	2,918,697
34,221	Coronation Fund Managers, Ltd.	145,585
9,617	Discovery, Ltd.	103,494
3,329	Distell Group Holdings, Ltd.*	33,639
294,920	Exxaro Resources, Ltd.	2,704,711
842,649	FirstRand, Ltd.	3,927,905

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
12,026	Foschini Group, Ltd. (The)	152,669
133,800	Gold Fields, Ltd., ADR‡	477,666
43,509	Gold Fields, Ltd.	156,180
250,718	Growthpoint Properties, Ltd. REIT	488,220
57,516	Imperial Holdings, Ltd.	822,020
27,464	Investec, Ltd.	192,481
46,715	Italtile, Ltd.	44,990
172,297	KAP Industrial Holdings, Ltd.	94,154
1,689	Kumba Iron Ore, Ltd.‡	36,323
38,874	Liberty Holdings, Ltd.	329,910
72,170	Life Healthcare Group Holdings, Ltd.‡	131,005
395,983	MMI Holdings, Ltd.	510,498
3,232	Mondi, Ltd.	87,623
130,019	Mr Price Group, Ltd.‡	2,146,327
63,978	MTN Group, Ltd.	503,655
40,335	Naspers, Ltd. Class N	10,255,721
19,631	Nedbank Group, Ltd.	357,465
145,057	Pick n Pay Stores, Ltd.	791,417
12,375	Pioneer Foods Group, Ltd.	101,041
470,452	PPC, Ltd.*	248,162
467,772	Redefine Properties, Ltd. REIT	358,007
255,389	Remgro, Ltd.	3,806,542
58,970	Reunert, Ltd.	345,355
38,040	RMB Holdings, Ltd.	210,346
38,975	Sanlam, Ltd.	199,251
222,142	Sappi, Ltd.	1,482,973
40,499	Sasol, Ltd.	1,485,842
8,300	Sasol, Ltd., ADR‡	303,282
64,568	Shoprite Holdings, Ltd.	1,039,259
568,362	Sibanye Gold, Ltd.*	341,276
320,810	Standard Bank Group, Ltd.	4,490,930
115,361	Super Group, Ltd.*	294,920
81,164	Telkom SA SOC, Ltd.	290,399
299,218	Tiger Brands, Ltd.‡	7,234,717
34,879	Tongaat Hulett, Ltd.	203,631
101,642	Truworths International, Ltd.	572,866
41,502	Tsogo Sun Holdings, Ltd.	62,073
88,357	Woolworths Holdings, Ltd.	357,457

	Total South Africa	61,331,816

	South Korea — 11.2%
1,572	AMOREPACIFIC Group	174,197
11,613	Asiana Airlines, Inc.*	43,139
4,361	BGF Co., Ltd.	42,260
592	Binggrae Co., Ltd.	31,924
54,922	BNK Financial Group, Inc.	460,763
1,247	Celltrion, Inc.* ‡	339,582
434	CJ CheilJedang Corp.	137,268
826	CJ Corp.	105,242

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
7,439	CJ Hello Co., Ltd.	72,087
448	CJ Logistics Corp.*	67,532
326	CJ O Shopping Co., Ltd.	81,785
2,932	Daekyo Co., Ltd.	20,389
10,564	Daelim Industrial Co., Ltd.	725,120
3,287	Daesang Corp.	78,304
22,606	Daewoo Securities Co., Ltd.	172,816
9,213	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	223,195
3,137	Daou Technology, Inc.	65,161
2,778	DB Insurance Co., Ltd.	147,063
33,701	DGB Financial Group, Inc.	309,946
18,298	Dongkuk Steel Mill Co., Ltd.	138,569
50	Dongwon F&B Co., Ltd.	13,257
148	Dongwon Industries Co., Ltd.	45,416
3,027	Doosan Bobcat, Inc.	86,913
1,190	Doosan Corp.	111,045
12,049	Doosan Heavy Industries & Construction Co., Ltd.*	169,194
26,090	Doosan Infracore Co., Ltd.*	225,669
25,876	Douzone Bizon Co., Ltd.	1,439,490
1,016	E-MART, Inc.	232,007
37,349	Fila Korea, Ltd.	1,127,675
5,238	GS Engineering & Construction Corp.	216,194
8,233	GS Holdings Corp.	401,862
363	GS Home Shopping, Inc.	58,595
1,535	GS Retail Co., Ltd.	60,532
80,324	Hana Financial Group, Inc.	3,088,276
4,085	Handsome Co., Ltd.	152,661
981	Hanil Cement Co., Ltd.****	126,311
4,965	Hanjin Kal Corp.	75,288
2,099	Hankook Tire Co., Ltd.	79,289
11,891	Hanwha Aerospace Co., Ltd.*	250,197
23,695	Hanwha Chemical Corp.	464,545
18,277	Hanwha Corp.	517,397
16,935	Hanwha General Insurance Co., Ltd.	99,224
133,627	Hanwha Life Insurance Co., Ltd.	635,463
3,649	HDC Holdings Co., Ltd.	93,640
5,099	HDC Hyundai Development Co-Engineering & Construction*	246,600
2,951	Hite Jinro Co., Ltd.	52,030
1,223	Hyosung Corp.**** ¤	147,045
200	Hyundai Construction Equipment Co., Ltd.*	25,303
3,212	Hyundai Department Store Co., Ltd.	332,872
6,809	Hyundai Engineering & Construction Co., Ltd.	351,294
1,000	Hyundai Glovis Co., Ltd.	103,634
11,341	Hyundai Greenfood Co., Ltd.	145,006
3,154	Hyundai Heavy Industries Co., Ltd.*	288,657
955	Hyundai Heavy Industries Holdings Co., Ltd.*	302,909
1,942	Hyundai Home Shopping Network Corp.	196,030
24,255	Hyundai Marine & Fire Insurance Co., Ltd.	733,417
2,598	Hyundai Mipo Dockyard Co., Ltd.*	200,008

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
6,387	Hyundai Mobis Co., Ltd.	1,214,934
14,471	Hyundai Motor Co.	1,629,529
3,332	Hyundai Rotem Co., Ltd.*	83,861
8,145	Hyundai Steel Co.	384,412
3,661	Hyundai Wia Corp.	133,859
66,782	HyVision System, Inc.	856,871
23,114	Industrial Bank of Korea	319,386
12,900	Innocean Worldwide, Inc.	687,537
2,322	IS Dongseo Co., Ltd.	57,816
34,939	JB Financial Group Co., Ltd.	174,617
67,202	Jusung Engineering Co., Ltd.	495,046
39,649	KB Financial Group, Inc.	1,878,391
1,323	KCC Corp.	389,362
26,900	Kia Motors Corp.	744,607
2,041	KISWIRE, Ltd.	53,383
11,871	KIWOOM Securities Co., Ltd.	1,155,678
13,624	Koh Young Technology, Inc.	1,246,880
889	Kolon Corp.	33,582
3,072	Kolon Industries, Inc.	186,332
5,105	Korea Asset In Trust Co., Ltd.	22,788
30,202	Korea Electric Power Corp.	867,173
787	Korea Electric Terminal Co., Ltd.	31,000
14,696	Korea Investment Holdings Co., Ltd.	1,108,958
1,259	Korea Line Corp.*	25,248
4,756	Korea Petrochemical Ind Co., Ltd.	1,068,980
5,018	Korea Zinc Co., Ltd.	1,737,953
8,733	Korean Air Lines Co., Ltd.	221,361
30,323	Korean Reinsurance Co.	322,411
2,427	KT Skylife Co., Ltd.	29,834
14,281	Kumho Tire Co., Inc.*	80,855
6,868	Kwangju Bank Co., Ltd.	65,938
6,138	LF Corp.	154,758
9,028	LG Chem, Ltd.	2,701,515
121,190	LG Corp.	7,840,107
24,582	LG Display Co., Ltd.	403,634
19,074	LG Electronics, Inc.	1,420,495
2,064	LG Hausys, Ltd.	128,525
2,544	LG Household & Health Care, Ltd.	3,186,563
691	LG Innotek Co., Ltd.	89,591
8,961	LG International Corp.	194,175
12,131	LG Uplus Corp.	152,386
1,034	LIG Nex1 Co., Ltd.	37,157
3,591	Lotte Chemical Corp.	1,121,281
8	Lotte Chilsung Beverage Co., Ltd.	11,033
607	Lotte Fine Chemical Co., Ltd.	35,402
15	Lotte Food Co., Ltd.	11,467
15,287	Lotte Himart Co., Ltd.	1,080,857
7,738	Lotte Shopping Co., Ltd.	1,458,035
1,011	LS Corp.	68,035

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
595	Mando Corp.	20,501
497	Medy-Tox, Inc.	342,170
2,483	Meritz Financial Group, Inc.	29,854
2,886	Meritz Fire & Marine Insurance Co., Ltd.	49,718
63,681	Meritz Securities Co., Ltd.	202,842
13,550	Mirae Asset Life Insurance Co., Ltd.	67,476
36,443	Modetour Network, Inc.	889,412
2,471	Namhae Chemical Corp.	34,144
5,629	Nexen Tire Corp.	51,770
43,388	NH Investment & Securities Co., Ltd.	582,010
168	Nong Shim Co., Ltd.	48,991
2,727	OCI Co., Ltd.	252,024
9,764	Orion Corp. Republic of Korea	1,305,371
12,140	Pan Ocean Co., Ltd.*	53,211
3,347	Poongsan Corp.	102,257
12,256	POSCO	3,617,967
21,814	Posco Daewoo Corp.	418,860
1,326	S&T Motiv Co., Ltd.	39,262
1,400	Samsung C&T Corp.	146,344
6,619	Samsung Card Co., Ltd.	227,463
723,771	Samsung Electronics Co., Ltd.	30,295,125
914	Samsung Fire & Marine Insurance Co., Ltd.	216,506
91,490	Samsung Heavy Industries Co., Ltd.*	586,127
6,736	Samsung Life Insurance Co., Ltd.	594,726
8,646	Samsung SDS Co., Ltd.	1,555,427
13,625	Samsung Securities Co., Ltd.	424,826
1,020	Samyang Corp.	75,047
1,103	Samyang Holdings Corp.	117,772
4,072	Seah Besteel Corp.	78,371
28,628	Seegene, Inc.*	716,663
1,847	SFA Engineering Corp.	54,275
89,501	Shinhan Financial Group Co., Ltd.	3,477,248
292	Shinsegae International, Inc.	53,186
722	Shinsegae, Inc.	260,101
18,709	Silicon Works Co., Ltd.	606,007
1,679	Sindoh Co., Ltd.	79,995
1,174	SK Gas, Ltd.	98,913
921	SK Holdings Co., Ltd.	214,032
98,872	SK Hynix, Inc.	7,602,809
9,436	SK Innovation Co., Ltd.	1,710,249
45,410	SK Networks Co., Ltd.	183,351
8,547	SK Telecom Co., Ltd.	1,786,856
2,399	SKC Co., Ltd.	92,882
3,982	SL Corp.	64,848
9,561	Soulbrain Co., Ltd.	531,024
1,626	Ssangyong Cement Industrial Co., Ltd.	41,434
7,760	Ssangyong Motor Co.*	31,820
127	Taekwang Industrial Co., Ltd.	158,280
11,134	Taeyoung Engineering & Construction Co., Ltd.	138,363

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
14,048	Tongyang Life Insurance Co., Ltd.	93,149
30,587	Value Added Technology Co., Ltd.	919,394
5,297	Wonik Holdings Co., Ltd.*	27,043
59,468	Woori Bank	869,743
86	Young Poong Corp.	61,886
2,426	Youngone Corp.	72,922
1,790	Youngone Holdings Co., Ltd.	88,175
10,268	Yuanta Securities Korea Co., Ltd.*	33,950

	Total South Korea	116,229,057

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	46,152

	Switzerland — 0.3%
37,513	Coca-Cola HBC AG*	1,253,517
17,674	Nestle SA	1,368,781

	Total Switzerland	2,622,298

	Taiwan — 10.1%
21,000	A-DATA Technology Co., Ltd.	45,253
227,000	Acer, Inc.*	185,391
39,000	Ardentec Corp.	43,172
94,000	ASE Technology Holding Co., Ltd.	220,752
1,018,000	Asia Cement Corp.	1,118,553
26,000	ASPEED Technology, Inc.	681,372
425,000	Asustek Computer, Inc.	3,882,201
857,000	AU Optronics Corp.	362,606
220,000	Bioteque Corp.	764,879
502,000	Capital Securities Corp.	186,057
271,000	Catcher Technology Co., Ltd.	3,031,012
862,000	Cathay Financial Holding Co., Ltd.	1,521,085
158,000	Cathay Real Estate Development Co., Ltd.	82,916
22,000	Center Laboratories, Inc.*	51,377
412,000	Chang Hwa Commercial Bank, Ltd.	239,185
206,000	Cheng Loong Corp.	115,876
53,000	Cheng Shin Rubber Industry Co., Ltd.	79,704
118,000	Cheng Uei Precision Industry Co., Ltd.	125,785
22,000	Chicony Electronics Co., Ltd.	49,573
103,000	Chin-Poon Industrial Co., Ltd.	130,403
2,853,000	China Airlines, Ltd.*	890,846
3,033,000	China Development Financial Holding Corp.	1,109,203
1,173,399	China General Plastics Corp.	1,166,144
530,000	China Life Insurance Co., Ltd.	558,014
439,000	China Petrochemical Development Corp.*	187,185
1,140,000	China Steel Corp.	886,170
48,000	China Synthetic Rubber Corp.	73,602
31,000	Chipbond Technology Corp.	64,362
67,000	ChipMOS Techinologies, Inc.*	50,654
90,000	Chung Hung Steel Corp.*	37,342

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
117,000	Chung Hwa Pulp Corp.	40,870
886,000	Compal Electronics, Inc.	557,955
53,000	Compeq Manufacturing Co., Ltd.	56,236
120,000	Coretronic Corp.	167,473
2,794,120	CTBC Financial Holding Co., Ltd.	2,011,609
59,000	CTCI Corp.	94,436
66,000	Darwin Precisions Corp.	62,128
275,000	Delta Electronics, Inc.	987,667
31,000	Depo Auto Parts Ind Co., Ltd.	81,851
674,000	E Ink Holdings, Inc.	749,417
346,643	E.Sun Financial Holding Co., Ltd.	241,605
195,800	Elite Advanced Laser Corp.	664,687
77,000	EnTie Commercial Bank Co., Ltd.	35,105
208,000	Epistar Corp.*	260,269
82,000	Eternal Materials Co., Ltd.	74,904
940,000	Eva Airways Corp.	454,762
147,000	Evergreen International Storage & Transport Corp.	63,644
433,000	Evergreen Marine Corp. Taiwan, Ltd.*	184,627
116,000	Everlight Electronics Co., Ltd.	146,101
304,000	Far Eastern Department Stores, Ltd.	194,933
617,000	Far Eastern International Bank	204,395
304,000	Far Eastern New Century Corp.	288,161
47,000	Feng Hsin Iron & Steel Co.	90,182
2,536,021	First Financial Holding Co., Ltd.	1,713,500
31,000	FLEXium Interconnect, Inc.	95,577
48,000	Formosa Advanced Technologies Co., Ltd.	59,354
683,000	Formosa Chemicals & Fibre Corp.	2,721,830
175,000	Formosa Petrochemical Corp.	703,134
155,000	Formosa Plastics Corp.	571,937
847,997	Fubon Financial Holding Co., Ltd.	1,421,278
38,000	Getac Technology Corp.	54,840
624,000	Giant Manufacturing Co., Ltd.	2,640,209
28,000	Gigabyte Technology Co., Ltd.	61,899
52,000	Globalwafers Co., Ltd.	864,719
245,000	Grand Pacific Petrochemical	235,449
144,000	Grape King Bio, Ltd.	1,086,311
51,000	Great Wall Enterprise Co., Ltd.	68,165
28,000	Greatek Electronics, Inc.	49,684
801,000	HannStar Display Corp.	239,340
44,000	Highwealth Construction Corp.	65,303
74,000	Hiwin Technologies Corp.	873,772
436,000	Hon Hai Precision Industry Co., Ltd.	1,189,799
647,000	Hua Nan Financial Holdings Co., Ltd.	376,675
73,000	Huaku Development Co., Ltd.	158,745
476,000	Hung Sheng Construction, Ltd.	637,768
20,000	IEI Integration Corp.	24,370
1,432,000	Innolux Corp.	514,305
997,000	Inventec Corp.	783,185
54,000	Kenda Rubber Industrial Co., Ltd.	59,511

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
19,000	Kerry TJ Logistics Co., Ltd.	24,772
993,000	King Yuan Electronics Co., Ltd.	903,808
157,000	King’s Town Bank Co., Ltd.	168,388
338,000	Kinpo Electronics	110,307
81,000	Kinsus Interconnect Technology Corp.	138,947
27,000	LCY Chemical Corp.	41,755
423,000	Lite-On Technology Corp., ADR	511,954
186,000	Long Chen Paper Co., Ltd.	158,617
14,000	Lung Yen Life Service Corp.	28,011
780,000	Macronix International*	1,110,320
26,000	MediaTek, Inc.	255,834
976,000	Mega Financial Holding Co., Ltd.	861,125
106,000	Mercuries & Associates Holding, Ltd.	84,310
234,000	Mercuries Life Insurance Co., Ltd.*	125,487
277,000	Micro-Star International Co., Ltd.	855,844
47,000	Nan Kang Rubber Tire Co., Ltd.	41,391
130,000	Nan Ya Plastics Corp.	371,812
295,000	Nanya Technology Corp.	805,025
15,000	Nien Made Enterprise Co., Ltd.	128,163
129,000	Novatek Microelectronics Corp.	581,777
317,000	O-Bank Co., Ltd.	88,170
53,000	Oriental Union Chemical Corp.*	57,192
28,000	Pan Jit International, Inc.	52,348
188,000	Pegatron Corp.	386,624
6,000	Phison Electronics Corp.	47,428
477,000	Pou Chen Corp.	553,842
518,000	Powertech Technology, Inc.	1,503,616
23,000	President Chain Store Corp.	260,639
278,000	Primax Electronics, Ltd.	563,504
324,000	Prince Housing & Development Corp.	117,959
159,000	Qisda Corp., ADR	112,124
73,000	Quanta Computer, Inc.	128,097
43,000	Radiant Opto-Electronics Corp.	86,032
236,000	Realtek Semiconductor Corp.	859,209
31,000	Rechi Precision Co., Ltd.	32,944
30,000	Ruentex Industries, Ltd.*	61,203
20,000	San Fang Chemical Industry Co., Ltd.	19,712
117,000	Sanyang Motor Co., Ltd.	83,850
45,000	Shihlin Electric & Engineering Corp.	60,957
4,105,000	Shin Kong Financial Holding Co., Ltd.	1,582,031
47,000	Shin Zu Shing Co., Ltd.	138,741
340,000	Shinkong Synthetic Fibers Corp.	131,033
33,000	Sigurd Microelectronics Corp.	41,076
17,000	Simplo Technology Co., Ltd.	99,808
29,000	Sino-American Silicon Products, Inc.*	116,995
924,000	SinoPac Financial Holdings Co., Ltd.	333,372
122,000	Sunny Friend Environmental Technology Co., Ltd.	860,324
75,000	Synnex Technology International Corp.	113,157
61,000	TA Chen Stainless Pipe	72,527

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
593,000	Taichung Commercial Bank Co., Ltd.	203,252
863,000	Taishin Financial Holding Co., Ltd.	407,603
717,000	Taiwan Business Bank	221,296
1,830,000	Taiwan Cooperative Financial Holding Co., Ltd.	1,071,404
241,000	Taiwan Glass Industry Corp.*	135,959
79,000	Taiwan Hon Chuan Enterprise Co., Ltd.	139,144
542,916	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	19,849,009
449,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,188,366
28,000	Taiwan Shin Kong Security Co., Ltd.	34,761
101,000	Tatung Co., Ltd.*	89,775
82,000	TCI Co., Ltd.	1,266,773
404,000	Teco Electric and Machinery Co., Ltd.	303,446
225,000	Ton Yi Industrial Corp.	92,617
15,000	Tong Hsing Electronic Industries, Ltd.	52,151
37,000	Tong Yang Industry Co., Ltd.	56,977
20,000	Transcend Information, Inc.	55,496
23,000	Tripod Technology Corp.	63,217
243,000	Tung Ho Steel Enterprise Corp.	179,330
91,000	TXC Corp.	113,868
44,000	U-Ming Marine Transport Corp.*	48,346
5,319,015	Uni-President Enterprises Corp.	13,503,182
410,000	Unimicron Technology Corp.	219,197
199,000	Union Bank Of Taiwan	65,923
35,000	Unitech Printed Circuit Board Corp.*	23,763
1,153,000	United Microelectronics Corp.****	650,291
213,000	UPC Technology Corp.	143,218
239,000	USI Corp.	110,922
49,000	Wah Lee Industrial Corp.	85,501
565,000	Walsin Lihwa Corp.	383,604
27,000	Walsin Technology Corp.	369,287
118,000	Wan Hai Lines, Ltd.	65,408
602,000	Waterland Financial Holdings Co., Ltd.	212,260
553,000	Winbond Electronics Corp.	353,691
560,000	Wistron Corp.	416,026
28,000	Wistron NeWeb Corp.	66,766
166,000	WPG Holdings, Ltd.	235,210
18,000	Yageo Corp.*	664,185
341,000	YFY, Inc.*	134,774
303,000	Yieh Phui Enterprise Co., Ltd.	102,860
995,000	Yuanta Financial Holding Co., Ltd.	453,630
258,000	Yulon Motor Co., Ltd.	178,553
8,000	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	21,254
35,000	Yungtay Engineering Co., Ltd.	55,562

	Total Taiwan	104,884,368

	Thailand — 2.9%
1,863,400	Airports of Thailand PCL	3,543,441
379,100	AP Thailand PCL Class F	93,259
92,100	Bangchak Corp. PCL Class F	88,959

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
85,600	Bangkok Airways PCL	29,455
3,000	Bangkok Bank PCL	17,975
42,900	Bangkok Life Assurance PCL, NVDR	39,818
543,100	Banpu PCL	319,663
284,300	Charoen Pokphand Foods PCL	207,668
1,634,600	CP All PCL Class F	3,589,410
68,900	CP All PCL, NVDR	152,857
338,500	Golden Land Property Development PCL	109,325
128,200	Hana Microelectronics PCL	127,697
975,100	Home Product Center PCL Class N, NVDR	394,396
349,200	IRPC PCL Class F	61,134
506,300	IRPC PCL, NVDR	88,637
527,500	Kasikornbank PCL	3,184,425
482,400	Kasikornbank PCL, NVDR	2,824,799
24,100	Kiatnakin Bank PCL Class F	49,284
369,600	Krung Thai Bank PCL	186,306
1,261,100	Krung Thai Bank PCL, NVDR	635,689
105,300	Krungthai Card PCL Class F	1,118,793
80,300	MBK PCL Class F	52,111
793,800	Mega Lifesciences PCL Class F	952,416
1,079,700	Muangthai Capital PCL Class F	1,075,463
69,700	Precious Shipping PCL Class F*	23,352
318,500	Pruksa Holding PCL Class F	182,659
259,700	PTT Exploration & Production PCL Class N, NVDR	1,101,354
102,100	PTT Exploration & Production PCL (Foreign Shares)	432,993
78,900	PTT Global Chemical PCL	171,470
1,059,500	PTT Global Chemical PCL, NVDR	2,334,546
387,000	PTT PCL	560,700
1,148,800	PTT PCL, NVDR	1,664,425
7,936,000	Quality Houses PCL Class F	737,787
2,363,200	Sansiri PCL	109,850
194,300	Siam Commercial Bank PCL (The)	694,976
2,183,800	Star Petroleum Refining PCL Class F	856,909
113,200	Supalai PCL*	80,296
262,000	Thai Airways International PCL Class F*	99,644
39,400	Thai Oil PCL	92,464
686,500	Thai Oil PCL, NVDR	1,611,089
92,200	Thai Union Group PCL Class F	43,971
146,200	Thanachart Capital PCL	206,304
1,448,000	TMB Bank PCL	100,525
346,800	True Corp. PCL Class F	55,480

	Total Thailand	30,103,774

	Turkey — 0.6%
207,219	Akbank Turk AS	340,148
9,600	Anadolu Efes Biracilik Ve Malt Sanayii AS	49,454
8,486	Aygaz AS	20,246
87,117	Dogan Sirketler Grubu Holding AS*	18,446
26,827	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A*	19,676

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued
88,701	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	85,386
499,334	KOC Holding AS	1,549,928
4,098	Pegasus Hava Tasimaciligi AS*	22,023
41,613	Soda Sanayii AS	56,317
109,473	TAV Havalimanlari Holding AS	536,230
44,849	Trakya Cam Sanayii AS	40,628
647,669	Turk Hava Yollari AO*	1,914,223
70,615	Turkiye Garanti Bankasi AS	129,170
131,148	Turkiye Halk Bankasi AS	211,843
152,678	Turkiye Is Bankasi	189,964
386,900	Turkiye Sinai Kalkinma Bankasi AS	81,920
921,711	Turkiye Sise ve Cam Fabrikalari AS	851,052
72,860	Turkiye Vakiflar Bankasi TAO Series D*	78,089
99,335	Yapi ve Kredi Bankasi AS*	53,774

	Total Turkey	6,248,517

	United Arab Emirates — 0.1%
2,250,539	Emaar Malls PJSC	1,311,178
55,296	Emirates Telecommunications Group Co. PJSC	243,124

	Total United Arab Emirates	1,554,302

	United Kingdom — 1.1%
496,897	Cairn Energy Plc*	1,640,071
124,953	GlaxoSmithKline Plc	2,523,700
87,959	Unilever Plc	4,868,082
4,392,000	West China Cement, Ltd.	699,769
95,534	WPP Plc	1,504,717

	Total United Kingdom	11,236,339

	United States — 1.4%
32,039	Citigroup, Inc.	2,144,050
29,040	Cognizant Technology Solutions Corp. Class A	2,293,870
22,004	Microsoft Corp.	2,169,814
57,355	Pfizer, Inc.	2,080,839
51,462	Southern Copper Corp.	2,412,024
102,485	Yum China Holdings, Inc.	3,941,573

	Total United States	15,042,170

	TOTAL COMMON STOCKS (COST $947,357,049)	938,429,902

	PREFERRED STOCKS — 1.2%

	Brazil — 1.1%
91,300	Banco Bradesco SA, 4.17%	638,345
62,900	Banco do Estado do Rio Grande do Sul SA, 7.16%	241,143
10,500	Cia Brasileira de Distribuicao, 1.27%	212,571
9,900	Gerdau SA, 0.92%	35,793
306,070	Itau Unibanco Holding SA, 7.00%	3,209,145
279,762	Itausa — Investimentos Itau SA, 6.32%	667,520

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
1,228,300	Petroleo Brasileiro SA, 0.28%	5,487,986
392,900	Usinas Siderurgicas de Minas Gerais SA, 0.60% Series A	747,525

	Total Brazil	11,240,028

	Colombia — 0.0%
5,238	Banco Davivienda SA, 2.38%	65,988
15,537	Grupo Argos SA/Colombia, 1.87%	94,164
8,638	Grupo de Inversiones Suramericana SA, 1.44%	105,115

	Total Colombia	265,267

	Germany — 0.1%
14,041	Bayerische Motoren Werke AG, 5.92%	1,119,681

	TOTAL PREFERRED STOCKS (COST $15,528,833)	12,624,976

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.6%

	Bank Deposit — 8.5%
87,817,161	State Street Bank & Trust Euro Time Deposit, 0.28%, due 07/02/18	87,817,161

	Investment Fund — 0.6%
6,525,830	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 1.80%## *****	6,525,830

	Mutual Fund - Securities Lending Collateral — 1.2%
12,207,560	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82%## ***	12,207,560

	U.S. Government and Agency Obligations — 0.3%
1,700,000	United States Treasury Bill, 1.87%, due 09/27/18** ‡‡	1,692,276
1,700,000	United States Treasury Bill, 2.05%, due 12/06/18** ‡‡	1,684,987

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $3,376,927)	3,377,263

	TOTAL SHORT-TERM INVESTMENTS (COST $109,927,478)	109,927,814

	TOTAL INVESTMENTS — 102.3% (Cost $1,072,813,360)	1,060,982,692

	Other Assets and Liabilities (net) — (2.3)%	(23,735,720)

	NET ASSETS — 100.0%	$1,037,246,972

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	GDR — Global Depository Receipt

	NVDR — Non-Voting Depository Receipt

	REIT — Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

##	The rate disclosed is the 7 day net yield as of June 30, 2018.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,524,459 which represents 0.2% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $1,404,530.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $162,313 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $203,357.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $4,769,305 which represents 0.5% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	28,025,000	USD	7,396,483	09/19/18	Citibank N.A. London	$(171,141)
CLP	3,704,243,000	USD	5,868,140	09/20/18	Citibank N.A. London	(178,276)
CNH	36,385,000	USD	5,654,914	09/19/18	Citibank N.A. London	(180,221)
COP	8,413,000,000	USD	2,870,142	09/19/18	Citibank N.A. London	(15,585)
EUR	1,020,000	USD	1,201,295	09/19/18	Citibank N.A. London	(3,437)
HKD	230,914,000	USD	29,484,587	09/19/18	Citibank N.A. London	(13,488)
HUF	2,445,031,000	USD	9,031,165	09/19/18	Citibank N.A. London	(317,414)
IDR	84,675,422,000	USD	5,949,574	09/19/18	Citibank N.A. London	(102,171)
ILS	600,000	USD	168,988	09/20/18	Citibank N.A. London	(4,170)
INR	1,387,890,000	USD	20,237,240	09/19/18	Citibank N.A. London	(164,474)
KRW	8,330,091,000	USD	7,719,316	09/19/18	Citibank N.A. London	(226,037)
MXN	831,974,000	USD	41,002,694	09/19/18	Citibank N.A. London	814,131
PEN	500,000	USD	152,359	09/19/18	Citibank N.A. London	(114)
PHP	184,323,000	USD	3,482,202	09/19/18	Citibank N.A. London	(40,912)
PLN	46,737,000	USD	12,717,687	09/19/18	Citibank N.A. London	(219,052)
RUB	1,086,652,000	USD	17,352,166	09/19/18	Citibank N.A. London	(159,105)
SGD	30,634,000	USD	22,877,574	09/19/18	Citibank N.A. London	(372,984)
THB	32,000,000	USD	988,815	09/19/18	Citibank N.A. London	(20,738)
TRY	81,506,000	USD	16,797,892	09/19/18	Citibank N.A. London	413,083
TWD	449,546,000	USD	15,117,149	09/19/18	Citibank N.A. London	(291,150)
ZAR	137,981,000	USD	10,824,366	09/19/18	Citibank N.A. London	(857,923)
USD	42,048,291	BRL	159,553,000	09/19/18	Citibank N.A. London	912,692
USD	526,347	CLP	341,782,000	09/20/18	Citibank N.A. London	1,357
USD	14,595,906	CNH	95,194,000	09/19/18	Citibank N.A. London	272,479
USD	1,304,506	COP	3,713,000,000	09/19/18	Citibank N.A. London	44,673
USD	2,320,092	CZK	50,845,000	09/19/18	Citibank N.A. London	30,052
USD	270,815	EUR	230,000	09/19/18	Citibank N.A. London	709
USD	14,993,432	HKD	117,445,000	09/19/18	Citibank N.A. London	4,159
USD	463,669	HUF	130,381,000	09/19/18	Citibank N.A. London	(991)
USD	15,882,739	IDR	227,466,838,775	09/19/18	Citibank N.A. London	174,639
USD	13,313,858	ILS	47,180,000	09/20/18	Citibank N.A. London	353,709
USD	5,893,357	INR	408,665,000	09/19/18	Citibank N.A. London	(17,082)
USD	35,393,969	KRW	38,112,916,000	09/19/18	Citibank N.A. London	1,109,742
USD	7,443,118	MXN	154,666,000	09/19/18	Citibank N.A. London	(330,732)
USD	152,280	PEN	500,000	09/19/18	Citibank N.A. London	36
USD	12,180,050	PHP	648,384,000	09/19/18	Citibank N.A. London	74,794
USD	58,565	PLN	219,000	09/19/18	Citibank N.A. London	(1)
USD	3,371,311	RUB	214,888,000	09/19/18	Citibank N.A. London	(28,657)
USD	1,492,429	SGD	2,000,000	09/19/18	Citibank N.A. London	23,174
USD	2,959,298	THB	95,198,000	09/19/18	Citibank N.A. London	79,329
USD	14,062,794	TRY	67,431,000	09/19/18	Citibank N.A. London	(176,075)
USD	5,777,565	TWD	174,934,000	09/19/18	Citibank N.A. London	8,252
USD	11,653,213	ZAR	155,495,000	09/19/18	Citibank N.A. London	421,727

						$846,807

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
97	HSCEI Futures	Jul 2018	$6,719,137	$(61,632)
27	KOSPI 200 Index	Sep 2018	1,816,958	(10,761)
973	MSCI Emerging Markets E-mini Index	Sep 2018	51,729,545	(3,270,560)

				$(3,342,953)

Sales
89	FTSE Bursa Malaysia KLCI Index	Jul 2018	$1,868,901	$(14,858)
281	FTSE/JSE Top 40 Index	Sep 2018	10,596,455	78,909
1	Mexico Bolsa Index	Sep 2018	24,545	(140)
96	MSCI Singapore IX ETS	Jul 2018	2,576,898	(929)
511	SET50 Index	Sep 2018	3,226,102	26,685

				$89,667

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(23,700)	BIST 30 Futures	08/31/2018	Goldman Sachs International	608,389	(6,087)
5,250	Hang Seng China Enterprises Index	07/30/2018	Goldman Sachs International	7,358,463	(87,699)
105	Ibovespa Futures Index	08/15/2018	Goldman Sachs International	2,025,299	6,227
66,500,000	KOSPI 200 Index	09/13/2018	Goldman Sachs International	19,533,644	(987,983)
997	MSCI Brazil Net Return BRL Index	09/19/2018	Goldman Sachs International	217,453	124
9,921	MSCI China Net Return Index	09/19/2018	Goldman Sachs International	828,950	(74,760)
(4,076)	MSCI Poland Index	09/19/2018	Goldman Sachs International	220,140	10,702
(1,962)	MSCI South Africa Net Return Index	09/19/2018	Goldman Sachs International	145,533	(110)
(47,742)	MSCI South Africa Net Return Index	09/19/2018	Goldman Sachs International	3,540,002	5,225
18,100	MSCI Taiwan Stock Index	07/30/2018	Goldman Sachs International	6,970,722	44,838
(691)	MSCI Turkey Index	09/19/2018	Goldman Sachs International	175,545	(1,149)
16,600	Taiwan Stock Index	07/18/2018	Goldman Sachs International	5,844,410	12,538
200	Tel Aviv 35 Index	07/27/2018	Goldman Sachs International	84,546	(778)
(760)	WIG20 Futures Index	09/21/2018	Goldman Sachs International	455,684	21,782

					$(1,057,130)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	12.9
Internet	7.0
Semiconductors	7.0
Diversified Financial Services	5.7
Oil & Gas	5.7
Food	4.3
Retail	3.9
Computers	3.7
Insurance	2.9
Pharmaceuticals	2.8
Chemicals	2.4
Iron & Steel	2.1
Telecommunications	2.1
Real Estate	1.8
Auto Manufacturers	1.7
Beverages	1.7
Mining	1.6
Engineering & Construction	1.5
Building Materials	1.3
Holding Companies — Diversified	1.3
Media	1.1
Commercial Services	1.0
Distribution & Wholesale	1.0
Electronics	1.0
Home Furnishings	1.0
Software	1.0
Apparel	0.9
Airlines	0.8
Coal	0.8
Cosmetics & Personal Care	0.8
Lodging	0.8
Electric	0.7
Gas	0.7
Leisure Time	0.7
Miscellaneous — Manufacturing	0.7
Forest Products & Paper	0.6
Aerospace & Defense	0.5
Auto Parts & Equipment	0.5
Household Products & Wares	0.5
Electrical Components & Equipment	0.3
Health Care — Products	0.3
Metal Fabricate & Hardware	0.3
REITS	0.3
Water	0.3
Advertising	0.2
Food Service	0.2
Home Builders	0.2
Machinery — Construction & Mining	0.2
Machinery — Diversified	0.2
Biotechnology	0.1
Energy-Alternate Sources	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Environmental Control	0.1
Housewares	0.1
Oil & Gas Services	0.1
Shipbuilding	0.1
Transportation	0.1
Agriculture	0.0
Entertainment	0.0
Hand & Machine Tools	0.0
Health Care — Services	0.0
Investment Companies	0.0
Office & Business Equipment	0.0
Packaging & Containers	0.0
Pipelines	0.0
Textiles	0.0
Trucking & Leasing	0.0
Short-Term Investments and Other Assets and Liabilities (net)	8.3

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.5%

	Australia — 1.1%
16,605	AGL Energy, Ltd.	275,798
114,185	BHP Billiton, Ltd.	2,860,836
3,816	Cochlear, Ltd.	564,370
99,259	Crown Resorts, Ltd.	990,056
3,104	Newcrest Mining, Ltd.	49,996
47,315	Rio Tinto, Ltd.	2,916,952
37,509	Sonic Healthcare, Ltd.	679,813
84,146	South32, Ltd.	224,438
63,852	Wesfarmers, Ltd.	2,328,659
7,783	Woolworths Group, Ltd.	175,504

	Total Australia	11,066,422

	Austria — 0.6%
11,188	Erste Group Bank AG*	466,986
26,711	EVN AG	498,983
11,455	Flughafen Wien AG	426,640
30,481	Raiffeisen Bank International AG	935,611
55,377	Telekom Austria AG*	461,640
13,457	Verbund AG	435,215
58,329	Voestalpine AG	2,686,626

	Total Austria	5,911,701

	Belgium — 0.4%
7,033	Bekaert SA	228,276
10,594	Colruyt SA	604,474
18,498	Elia System Operator SA	1,151,139
756	Financiere de Tubize SA	52,960
12,300	KBC Group NV	949,541
16,445	UCB SA	1,292,953

	Total Belgium	4,279,343

	Bermuda — 1.0%
44,502	Arch Capital Group, Ltd.*	1,177,523
10,420	Axis Capital Holdings, Ltd.	579,560
7,646	Bunge, Ltd.	533,003
175,500	CK Infrastructure Holdings, Ltd.	1,300,795
21,000	Clear Media, Ltd.**** ¤	16,060
6,814	Everest Re Group, Ltd.	1,570,491
54,329	Genpact, Ltd.	1,571,738
29,000	Guoco Group, Ltd.	436,176
77,800	Hongkong Land Holdings, Ltd.	556,270
23,218	Hudson, Ltd. Class A*	406,083
300,000	Regal Hotels International Holdings, Ltd.	186,605
11,273	RenaissanceRe Holdings, Ltd.	1,356,367
7,500	Soundwill Holdings, Ltd.	12,389
58,000	Transport International Holdings, Ltd.	166,339
3,000	Wing On Co. International, Ltd.	10,936

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
32,000	Wing Tai Properties, Ltd.	27,002

	Total Bermuda	9,907,337

	British Virgin Islands — 0.0%
900	Michael Kors Holdings, Ltd.*	59,940

	Canada — 3.5%
14,300	Artis Real Estate Investment Trust REIT	142,516
33,912	Atco, Ltd. Class I‡	1,046,143
34,000	Bank of Montreal	2,626,538
8,200	Bank of Nova Scotia (The)‡	464,030
42,779	BCE, Inc.	1,732,122
29,400	CAE, Inc.	610,372
31,989	Canadian Imperial Bank of Commerce	2,780,997
13,000	Canadian Tire Corp., Ltd. Class A	1,695,846
1,619	Canadian Utilities, Ltd. Class A	40,861
6,400	Cogeco, Inc.‡	282,769
33,488	George Weston, Ltd.	2,730,566
31,800	Great-West Lifeco, Inc.	781,311
16,300	Killam Apartment Real Estate Investment Trust REIT	185,620
45,100	Loblaw Cos., Ltd.	2,317,656
1,900	Lululemon Athletica, Inc.*	237,215
48,900	Maple Leaf Foods, Inc.	1,235,650
54,600	Power Corp. of Canada	1,221,957
53,300	Power Financial Corp.	1,245,942
66,500	Quebecor, Inc. Class B	1,360,888
60,300	Rogers Communications, Inc. Class B	2,862,239
37,200	Royal Bank of Canada	2,799,368
103,292	Shaw Communications, Inc. Class B‡	2,102,824
52,100	Toronto-Dominion Bank (The)	3,013,637

	Total Canada	33,517,067

	Denmark — 0.6%
22,340	Carlsberg AS Class B	2,631,159
16,758	GN Store Nord AS	763,649
235	Jeudan AS	36,310
1,102	Matas AS	8,945
20,142	Novo Nordisk AS Class B	934,268
9,002	Royal Unibrew AS	717,311
601	Schouw & Co. AS	53,070
8,665	William Demant Holding AS*	348,691

	Total Denmark	5,493,403

	Finland — 0.7%
8,255	Aktia Bank OYJ	79,033
38,762	Elisa OYJ	1,795,329
58,106	Fortum OYJ	1,386,684
46,202	Kesko OYJ Class B	2,826,622

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Finland — continued
30,599	Orion OYJ Class B	824,911
20,112	Raisio OYJ Class V	85,356

	Total Finland	6,997,935

	France — 1.6%
22,570	BNP Paribas SA	1,401,642
1,044	Caisse Regionale de Credit Agricole Mutuel Brie Picardie	30,461
5,215	Caisse Regionale de Credit Agricole Mutuel Nord de France	126,647
139,645	Credit Agricole SA	1,864,392
1,458	Dassault Aviation SA	2,778,135
9,249	Fnac Darty SA*	879,552
1,348	Hermes International	824,387
2,438	LVMH Moet Hennessy Louis Vuitton SE	811,818
552	Manutan International	47,692
22,631	Metropole Television SA	452,623
36,773	Peugeot SA	839,796
2,177	Renault SA	185,116
1,709	Safran SA	207,616
18,738	Sanofi	1,501,895
304	Savencia SA	26,620
74	Societe Fonciere Lyonnaise SA REIT	5,046
2,934	Thales SA	378,014
26,024	Total SA	1,586,366
78,505	Veolia Environnement SA	1,680,101
1,091	Vetoquinol SA	65,728
3,493	Vilmorin & Cie SA	235,723

	Total France	15,929,370

	Germany — 2.7%
41,168	Aareal Bank AG	1,810,636
22,910	Aurubis AG	1,752,032
13,233	CECONOMY AG	110,283
2,879	CTS Eventim AG & Co. KGaA	141,783
19,230	Deutsche Lufthansa AG	462,511
10,257	Deutsche Post AG	334,957
12,539	Fielmann AG	868,147
4,176	Hornbach Baumarkt AG	128,962
3,385	Hornbach Holding AG & Co. KGaA	244,243
272	KWS Saat SE	96,542
42,913	Mckesson Europe AG	1,322,722
28,642	Merck KGaA	2,796,335
39,830	Rhoen-Klinikum AG	1,161,658
51,765	Salzgitter AG	2,257,369
105,461	SAP SE	12,183,817
7,475	Wuestenrot & Wuerttembergische AG	153,428

	Total Germany	25,825,425

	Hong Kong — 1.1%
279,500	CLP Holdings, Ltd.	3,010,375

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
2,188,000	HKT Trust & HKT, Ltd.	2,805,611
1,162,469	Hong Kong & China Gas Co., Ltd.	2,225,530
16,000	Hong Kong Ferry Holdings Co., Ltd.	17,906
28,000	Kowloon Development Co., Ltd.	31,514
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	102,197
4,000	Link REIT	36,531
38,000	Liu Chong Hing Investment, Ltd.	60,060
657,000	PCCW, Ltd.	370,143
263,500	Power Assets Holdings, Ltd.	1,842,211
347,000	Regal Real Estate Investment Trust REIT	101,728
545,000	Sunlight Real Estate Investment Trust REIT	376,511
12,000	Swire Pacific, Ltd. Class A	127,106

	Total Hong Kong	11,107,423

	Ireland — 0.7%
19,337	Accenture Plc Class A	3,163,340
2,332	ICON Plc, ADR*	309,060
83,701	Irish Residential Properties Plc REIT	134,861
2,045	Kerry Group Plc Class A	213,932
29,506	Medtronic Plc	2,526,009
48,092	Total Produce Plc	124,652

	Total Ireland	6,471,854

	Israel — 0.7%
266,154	Bank Hapoalim BM	1,799,541
31,897	Bank Leumi Le-Israel BM	188,216
3,327	Check Point Software Technologies, Ltd.* ‡	324,981
3,121	FIBI Holdings, Ltd.	78,201
14,841	First International Bank Of Israel, Ltd.	309,547
331,092	Israel Discount Bank, Ltd. Class A*	965,088
1,187,595	Isramco Negev 2, LP	121,986
2,224	Nice, Ltd., ADR*	230,784
2,747	Paz Oil Co., Ltd.	360,133
7,577	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	366,995
83,832	Shufersal, Ltd.	513,451
58,852	Strauss Group, Ltd.	1,183,294
2,004	Taro Pharmaceutical Industries, Ltd.*	231,843
11,408	Teva Pharmaceutical Industries, Ltd., ADR	277,443

	Total Israel	6,951,503

	Italy — 0.2%
10,779	BPER Banca S.p.A.	59,238
440,023	Parmalat SpA‡	1,484,735

	Total Italy	1,543,973

	Japan — 5.1%
8,400	ABC-Mart, Inc.	459,568
112,900	Aeon Co., Ltd.‡	2,415,682

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
7,100	Aeon Hokkaido Corp.	51,985
44,900	Alfresa Holdings Corp.	1,055,970
41,100	Alpen Co., Ltd.‡	884,226
212,800	Astellas Pharma, Inc.	3,244,881
1,900	AT-Group Co., Ltd.	49,745
65,500	Daiichi Sanyko Co., Ltd.	2,505,516
16,800	DyDo Group Holdings, Inc.	998,005
87,200	EDION Corp.	879,361
206,400	Japan Post Bank Co., Ltd.	2,403,792
161,100	Japan Post Holdings Co., Ltd.	1,764,224
33,200	Japan Tobacco, Inc.	927,676
30,800	K’s Holdings Corp.	320,054
1,200	Kadoya Sesame Mills, Inc.	65,652
17,700	Kato Sangyo Co., Ltd.	605,634
35,700	KDDI Corp.	976,903
600	KFC Holdings Japan, Ltd.	10,796
42,500	Komeri Co., Ltd.	1,078,951
66,300	KYORIN Holdings, Inc.	1,376,698
18,300	McDonald’s Holdings Co., Japan Ltd.	933,463
120,700	Medipal Holdings Corp.	2,427,839
6,700	Mitsubishi Shokuhin Co., Ltd.	178,804
130,900	Mitsubishi Tanabe Pharma Corp.	2,261,929
11,200	Mitsui Sugar Co., Ltd.	347,330
15,000	Mochida Pharmaceutical Co., Ltd.	1,092,854
14,700	Nippon Flour Mills Co., Ltd.	255,606
124,100	Nippon Light Metal Holdings Co., Ltd.	278,977
37,900	Nippon Telegraph & Telephone Corp.	1,723,147
30,100	Nisshin Oillio Group, Ltd. (The)	904,916
115,800	NTT DoCoMo, Inc.	2,950,801
14,600	Ohsho Food Service Corp.	833,043
10,500	Okinawa Cellular Telephone Co.	420,891
39,950	Okinawa Electric Power Co., Inc. (The)	833,156
5,300	Otsuka Holdings Co., Ltd.	256,662
64,900	Seven & i Holdings Co., Ltd.	2,830,604
7,500	Shimachu Co., Ltd.	238,342
13,000	Showa Sangyo Co., Ltd.	339,539
4,600	St. Marc Holdings Co., Ltd.	113,541
13,400	Suzuken Co., Ltd.	567,381
6,500	Taisho Pharmaceutical Holdings Co., Ltd.	761,116
46,400	Takeda Pharmaceutical Co., Ltd.‡	1,959,637
52,600	Toho Holdings Co., Ltd.‡	1,283,599
147,300	Tokyo Electric Power Co. Holdings, Inc.*	686,199
54,600	Tsumura & Co.	1,764,709
6,000	United Super Markets Holdings, Inc.	77,624
43,000	Vital KSK Holdings, Inc.	447,993
16,000	Yodogawa Steel Works, Ltd.	408,649
3,700	ZERIA Pharmaceutical Co., Ltd.	80,070

	Total Japan	49,333,740

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Liberia — 0.1%
6,498	Royal Caribbean Cruises, Ltd.	673,193

	Luxembourg — 0.3%
52,664	Aperam SA	2,263,369
774	ArcelorMittal	22,692
119,684	Atento SA	819,835
1,183	Millicom International Cellular SA	69,501

	Total Luxembourg	3,175,397

	Netherlands — 0.6%
4,560	ABN AMRO Group NV, ADR	58,436
33,857	ForFarmers NV	440,362
11,880	Heineken Holding NV	1,138,768
13,352	LyondellBasell Industries NV Class A	1,466,717
65,812	QIAGEN NV*	2,379,762

	Total Netherlands	5,484,045

	New Zealand — 0.7%
253,622	Argosy Property, Ltd.	183,735
320,956	Contact Energy, Ltd.	1,271,224
38,340	Ebos Group, Ltd.	465,948
9,453	Fisher & Paykel Healthcare Corp., Ltd.	95,298
39,953	Fonterra Co-operative Group, Ltd.‡	147,153
23,487	Freightways, Ltd.	124,353
115,729	Genesis Energy, Ltd.	191,185
100,669	Goodman Property Trust REIT	98,829
458,079	Infratil, Ltd.	1,048,281
49,518	Kiwi Property Group, Ltd. REIT	45,093
35,536	Mainfreight, Ltd.	668,858
303,644	Mercury NZ, Ltd.	692,812
56,455	Metlifecare, Ltd.	239,275
23,860	Restaurant Brands New Zealand, Ltd.	126,004
77,392	Summerset Group Holdings, Ltd.	400,847
21,443	Trade Me Group, Ltd.	67,650
6,801	Trustpower, Ltd.	26,016
68,690	Vector, Ltd.	157,657
3,702	Warehouse Group, Ltd. (The)	5,163
63,531	Z Energy, Ltd.	325,613

	Total New Zealand	6,380,994

	Norway — 0.8%
7,575	Austevoll Seafood ASA	90,895
21,512	Equinor ASA	571,162
29,003	Leroy Seafood Group ASA	195,289
239,449	Norsk Hydro ASA	1,433,392
4,194	Olav Thon Eiendomsselskap ASA	76,877
316,722	Orkla ASA	2,774,582
116,872	Telenor ASA	2,396,834

	Total Norway	7,539,031

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Panama — 0.2%
30,709	Carnival Corp.	1,759,933

	Portugal — 0.1%
151,473	REN — Redes Energeticas Nacionais SGPS SA‡	424,446
1,763	Semapa-Sociedade de Investimento e Gestao	47,240
155,555	Sonae SGPS SA	187,067

	Total Portugal	658,753

	Puerto Rico — 0.1%
30,300	Popular, Inc.	1,369,863

	Singapore — 0.8%
14,000	AIMS AMP Capital Industrial REIT	14,169
308,200	Cache Logistics Trust REIT	174,048
27,600	Fraser and Neave, Ltd.	39,067
116,800	Frasers Hospitality Trust REIT	57,822
65,700	Hong Leong Finance, Ltd.	127,690
667,200	Keppel Infrastructure Trust	254,451
263,100	Olam International, Ltd.	412,933
491,500	OUE, Ltd.	562,332
1,826,000	Sheng Siong Group, Ltd.	1,419,552
113,200	SIA Engineering Co., Ltd.	260,688
205,400	Singapore Airlines, Ltd.	1,610,360
109,400	Singapore Technologies Engineering, Ltd.	263,972
792,900	Singapore Telecommunications, Ltd.	1,791,076
699,700	SPH REIT	508,033
33,000	United Industrial Corp., Ltd.	78,658

	Total Singapore	7,574,851

	Spain — 0.2%
1,597	Cia de Distribucion Integral Logista Holdings SA	41,319
44,606	Ebro Foods SA	1,041,075
83,087	International Consolidated Airlines Group SA (London Exchange)	728,379

	Total Spain	1,810,773

	Sweden — 1.4%
36,978	AAK AB	589,432
109,254	Axfood AB	2,104,233
74,069	Boliden AB	2,406,042
38,010	Essity AB Class B	939,840
37,115	Granges AB	486,652
64,985	ICA Gruppen AB‡	1,995,459
32,061	Svenska Cellulosa AB SCA Class B	348,779
65,399	Swedish Match AB	3,243,633
62,873	Swedish Orphan Biovitrum AB*	1,373,634

	Total Sweden	13,487,704

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 4.9%
13,513	Adecco Group AG	799,661
9,262	Allreal Holding AG*	1,506,433
449	Alpiq Holding AG*	33,869
1,081	Baloise Holding AG	157,096
1,093	Banque Cantonale de Geneve	204,741
608	Barry Callebaut AG	1,089,924
74	Basellandschaftliche Kantonalbank	68,861
579	Basler Kantonalbank	43,383
680	Bell Food Group AG	217,433
336	Berner Kantonalbank AG‡	61,789
17,306	BKW AG	1,115,448
686	Chubb, Ltd.	87,136
13,692	Coca-Cola HBC AG*	457,526
436	Conzzeta AG	500,569
5,495	Dufry AG*	699,499
4,585	Flughafen Zurich AG	934,593
1,409	Intershop Holding AG	716,597
16,346	Julius Baer Group, Ltd.*	959,409
180	Luzerner Kantonalbank AG	93,358
174,899	Nestle SA	13,545,227
180,212	Novartis AG	13,662,681
13,487	Roche Holding AG	2,995,677
1,386	Siegfried Holding AG*	553,451
38	St. Galler Kantonalbank AG	19,747
280	Swatch Group AG (The)	132,845
4,493	Swiss Life Holding AG*	1,561,091
207	Swisscom AG‡	92,394
1,597	Swissquote Group Holding SA	88,298
3,202	Tamedia AG	483,710
5,020	Valora Holding AG*	1,638,028
8,378	Vifor Pharma AG	1,338,607
2,089	Vontobel Holding AG	151,371
3,374	Zurich Insurance Group AG	999,339

	Total Switzerland	47,009,791

	United Kingdom — 4.8%
3,635	Abcam Plc	64,020
19,514	AG Barr Plc	176,994
4,103	Aon Plc	562,809
32,899	Atlantica Yield plc	663,902
132,896	Aviva Plc	884,298
2,594	Berkeley Group Holdings Plc	129,626
247,502	Britvic Plc	2,545,497
28,025	Burberry Group Plc	799,200
937	Carnival Plc	53,776
481,042	Central Asia Metals Plc	1,600,442
230,345	Centrica Plc	479,434
55,603	Coca-Cola European Partners Plc	2,259,706
1,491	Craneware Plc	41,732

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
13,182	Cranswick Plc	587,544
80,201	Diageo Plc	2,882,201
2,065	EMIS Group Plc	24,264
38,435	Ferroglobe Plc	329,388
3,655	Genus Plc	127,201
49,573	GlaxoSmithKline Plc	1,001,235
11,731	Greggs Plc	154,182
219,133	Halfords Group Plc	1,003,907
343,941	Hansteen Holdings Plc REIT	473,160
10,853	Hill & Smith Holdings Plc	211,921
31,709	Imperial Brands Plc	1,181,397
295,096	Inchcape Plc	3,040,833
148,232	JD Sports Fashion Plc	862,269
12,611	John Menzies Plc	104,393
243,374	Kingfisher Plc	954,305
339,326	Legal & General Group Plc	1,191,668
946,951	Lloyds Banking Group Plc	788,259
22,091	LondonMetric Property Plc REIT	53,956
116,422	National Express Group Plc	617,284
11,691	QinetiQ Group Plc	41,628
109,262	Reckitt Benckiser Group Plc	8,999,958
6,559	Royal Dutch Shell Plc Class B	234,976
37,939	Segro Plc REIT	335,296
99,511	Smith & Nephew Plc	1,836,685
40,724	Softcat Plc	411,847
97,447	SSE Plc	1,743,268
17,741	SSP Group Plc	148,569
67,886	Tate & Lyle Plc	579,704
27,345	TBC Bank Group Plc	630,345
593,804	Tritax Big Box Plc REIT	1,222,209
712,941	Vodafone Group Plc	1,730,226
97,771	WH Smith Plc	2,580,353
97,124	WM Morrison Supermarkets Plc	323,135

	Total United Kingdom	46,669,002

	United States — 53.5%
26,200	Abbott Laboratories	1,597,938
8,175	Adobe Systems, Inc.*	1,993,147
53,283	AGNC Investment Corp. REIT	990,531
885	Alleghany Corp.	508,848
21,605	Allstate Corp. (The)	1,971,888
5,652	Alphabet, Inc. Class A*	6,382,182
20,093	Alphabet, Inc. Class C*	22,416,755
44,687	Altria Group, Inc.	2,537,775
400	Amazon.com, Inc.*	679,920
28,171	Amdocs, Ltd.	1,864,638
28,278	Ameren Corp.	1,720,716
25,513	American Electric Power Co., Inc.	1,766,775
22,857	American Express Co.	2,239,986

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
14,602	American Financial Group, Inc.	1,567,233
300	American Tower Corp. REIT	43,251
126,844	Annaly Capital Management, Inc. REIT	1,305,225
8,446	ANSYS, Inc.*	1,471,124
7,113	Anthem, Inc.	1,693,107
46,492	Apple Hospitality, Inc. REIT	831,277
103,229	Apple, Inc.	19,108,720
10,311	Aramark	382,538
7,175	Archer-Daniels-Midland Co.	328,830
23,084	Arthur J. Gallagher & Co.	1,506,924
61,588	AT&T, Inc.	1,977,591
8,131	Atmos Energy Corp.	732,928
2,800	Automatic Data Processing, Inc.	375,592
1,900	AvalonBay Communities, Inc. REIT	326,591
28,339	Baxter International, Inc.	2,092,552
2,080	Becton Dickinson and Co.	498,285
12,472	Berkshire Hathaway, Inc. Class B*	2,327,899
1,900	Black Knight, Inc.*	101,745
7,680	Boeing Co. (The)	2,576,717
625	Booking Holdings, Inc.*	1,266,931
8,912	Bright Horizons Family Solutions, Inc.*	913,658
32,655	Bristol-Myers Squibb Co.	1,807,128
19,080	Broadridge Financial Solutions, Inc.	2,196,108
44,548	Brown & Brown, Inc.	1,235,316
8,400	Brown-Forman Corp. Class B	411,684
53,478	CA, Inc.	1,906,491
10,660	Cabot Corp.	658,468
12,035	Cadence Design Systems, Inc.*	521,236
7,100	Carter’s, Inc.	769,569
800	CBRE Group, Inc. Class A*	38,192
10,863	CDK Global, Inc.	706,638
60,998	CenterPoint Energy, Inc.	1,690,255
32,694	Chimera Investment Corp. REIT	597,646
10,370	Cigna Corp.	1,762,382
10,200	Citrix Systems, Inc.*	1,069,368
39,783	CMS Energy Corp.	1,880,940
11,600	CNA Financial Corp.	529,888
1,000	Coca-Cola Co. (The)	43,860
30,192	Cognizant Technology Solutions Corp. Class A	2,384,866
6,600	Colgate-Palmolive Co.	427,746
49,637	Conagra Brands, Inc.	1,773,530
42,800	Conduent, Inc.*	777,676
11,900	ConocoPhillips	828,478
11,149	Consolidated Edison, Inc.	869,399
9,256	Constellation Brands, Inc. Class A	2,025,861
6,663	Cooper Cos., Inc. (The)	1,568,803
35,976	Copart, Inc.*	2,034,803
10,045	CoreLogic, Inc.*	521,336
39,265	Costco Wholesale Corp.	8,205,600

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
8,263	Crane Co.	662,114
104,086	Crown Castle International Corp. REIT	11,222,553
24,122	Danaher Corp.	2,380,359
20,415	Darden Restaurants, Inc.	2,185,630
2,808	DCT Industrial Trust, Inc. REIT	187,378
7,200	Delta Air Lines, Inc.	356,688
437	Domino’s Pizza, Inc.	123,308
13,477	DTE Energy Co.	1,396,622
9,100	Dun & Bradstreet Corp. (The)	1,116,115
7,113	DXC Technology Co.	573,379
228,898	eBay, Inc.*	8,299,841
15,268	Edison International	966,006
6,000	Edwards Lifesciences Corp.*	873,420
7,118	Electronic Arts, Inc.*	1,003,780
31,867	Eli Lilly & Co.	2,719,211
21,845	Entergy Corp.	1,764,858
16,266	Equity LifeStyle Properties, Inc. REIT	1,494,845
2,458	Erie Indemnity Co. Class A	288,225
4,867	Essex Property Trust, Inc. REIT	1,163,554
52,762	Exelon Corp.	2,247,661
7,800	Express Scripts Holding Co.*	602,238
35,400	Exxon Mobil Corp.	2,928,642
142,532	Facebook, Inc. Class A*	27,696,818
4,305	FedEx Corp.	977,493
21,521	Fidelity National Information Services, Inc.	2,281,872
28,883	First American Financial Corp.	1,493,829
53,218	FirstEnergy Corp.	1,911,058
23,838	Fiserv, Inc.*	1,766,157
37,600	Flowers Foods, Inc.	783,208
26,700	Fortinet, Inc.*	1,666,881
33,500	Gaming and Leisure Properties, Inc. REIT	1,199,300
10,398	General Dynamics Corp.	1,938,291
12,246	Hanover Insurance Group, Inc. (The)	1,464,132
8,298	Hawaiian Electric Industries, Inc.	284,621
142,380	HCA Healthcare, Inc.	14,608,188
18,626	Hershey Co. (The)	1,733,336
21,216	Highwoods Properties, Inc. REIT	1,076,288
16,886	Hill-Rom Holdings, Inc.	1,474,823
6,364	Home Depot (The), Inc.	1,241,616
19,343	Honeywell International, Inc.	2,786,359
10,900	Hormel Foods Corp.‡	405,589
31,163	Hospitality Properties Trust REIT	891,573
8,000	Hudson Pacific Properties, Inc. REIT	283,440
7,043	Humana, Inc.	2,096,208
6,826	Huntington Ingalls Industries, Inc.	1,479,809
13,503	Ingredion, Inc.	1,494,782
13,620	Intel Corp.	677,050
21,984	International Business Machines Corp.	3,071,165
13,738	Intuit, Inc.	2,806,742

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,600	Intuitive Surgical, Inc.*	765,568
10,842	Jack Henry & Associates, Inc.	1,413,363
5,179	JM Smucker Co. (The)	556,639
31,490	Johnson & Johnson	3,820,997
4,000	Jones Lang Lasalle, Inc.	663,960
16,600	KAR Auction Services, Inc.	909,680
14,038	Kellogg Co.‡	980,835
1,248	Kimberly-Clark Corp.	131,464
322,768	Kraft Heinz Co. (The)	20,276,286
2,800	L3 Technologies, Inc.	538,496
10,708	Landstar System, Inc.	1,169,314
1,300	Las Vegas Sands Corp.	99,268
2,800	Lear Corp.	520,268
19,628	Liberty Property Trust REIT	870,109
7,575	Lockheed Martin Corp.	2,237,882
193,601	Lowe’s Cos., Inc.	18,502,448
10,532	M&T Bank Corp.	1,792,020
87,673	Mastercard, Inc. Class A	17,229,498
2,059	McCormick & Co., Inc.	239,029
76,041	McDonald’s Corp.	11,914,864
45,234	Merck & Co., Inc.	2,745,704
5,740	Mercury General Corp.	261,514
873	Mettler-Toledo International, Inc.*	505,144
116,762	MFA Financial, Inc. REIT	885,056
181,933	Microsoft Corp.	17,940,413
1,225	Mid-America Apartment Communities, Inc. REIT	123,321
5,992	Morningstar, Inc.	768,474
19,131	Motorola Solutions, Inc.	2,226,274
1,400	MSCI, Inc. Class A	231,602
2,085	Nasdaq, Inc.	190,298
44,451	Newmont Mining Corp.	1,676,247
12,770	NextEra Energy, Inc.	2,132,973
5,990	Northrop Grumman Corp.	1,843,123
4,500	Nu Skin Enterprises, Inc. Class A	351,855
14,800	Old Republic International Corp.	294,668
17,907	Omnicom Group, Inc.‡	1,365,767
325,919	Oracle Corp.	14,359,991
32,900	Park Hotels & Resorts, Inc. REIT	1,007,727
31,248	PepsiCo, Inc.	3,401,970
94,434	Pfizer, Inc.	3,426,066
16,159	Philip Morris International, Inc.	1,304,678
14,044	Piedmont Office Realty Trust, Inc. REIT Class A	279,897
11,600	Pinnacle Foods, Inc.	754,696
2,737	PPG Industries, Inc.	283,909
16,409	Premier, Inc. Class A* ‡	596,959
26,080	Procter & Gamble Co. (The)	2,035,805
35,383	Progressive Corp. (The)	2,092,904
29,466	Prologis, Inc. REIT	1,935,622
5,428	Public Service Enterprise Group, Inc.	293,872
800	Ralph Lauren Corp.	100,576

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
11,181	Raytheon Co.	2,159,946
10,220	Reinsurance Group of America, Inc.	1,364,166
29,104	Republic Services, Inc.	1,989,549
2,600	Robert Half International, Inc.	169,260
3,900	Royal Gold, Inc.	362,076
1,200	S&P Global, Inc.	244,668
31	Seaboard Corp.	122,845
12,400	Simon Property Group, Inc. REIT	2,110,356
5,185	Spirit AeroSystems Holdings, Inc. Class A	445,443
2,800	Spirit Realty Capital, Inc. REIT	22,484
347,535	Starbucks Corp.	16,977,085
18,700	STORE Capital Corp. REIT	512,380
13,453	Stryker Corp.	2,271,674
14,696	Sun Communities, Inc. REIT	1,438,444
22,000	SunTrust Banks, Inc.	1,452,440
22,672	Synopsys, Inc.*	1,940,043
32,244	Synovus Financial Corp.	1,703,451
32,647	Sysco Corp.	2,229,464
21,233	Texas Instruments, Inc.	2,340,938
447	Thermo Fisher Scientific, Inc.	92,592
20,693	Total System Services, Inc.	1,748,972
15,163	Travelers Cos., Inc. (The)	1,855,041
27,579	Tyson Foods, Inc. Class A	1,898,814
38,164	UDR, Inc. REIT	1,432,677
34,087	UGI Corp.	1,774,910
10,202	UnitedHealth Group, Inc.	2,502,959
25,659	US Bancorp	1,283,463
21,500	US Foods Holding Corp.*	813,130
14,243	Varian Medical Systems, Inc.*	1,619,714
3,000	VeriSign, Inc.*	412,260
32,512	Verizon Communications, Inc.	1,635,679
146,124	Visa, Inc. Class A‡	19,354,124
6,800	Vistra Energy Corp.*	160,888
33,736	Walmart, Inc.	2,889,488
25,585	Waste Management, Inc.	2,081,084
1,685	Waters Corp.*	326,199
2,800	WEC Energy Group, Inc.	181,020
298,949	Wells Fargo & Co.	16,573,733
20,100	WP Carey, Inc. REIT	1,333,635
11,259	Xcel Energy, Inc.	514,311
27,065	Yum China Holdings, Inc.	1,040,920
166,195	Yum! Brands, Inc.	12,999,773
7,667	Zimmer Biomet Holdings, Inc.	854,410

	Total United States	516,775,740

	TOTAL COMMON STOCKS (COST $754,899,933)	854,765,506

	PREFERRED STOCKS — 0.1%

	Germany — 0.1%
4,309	Henkel AG & Co. KGaA, 1.65%	550,892

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2018 (Unaudited)

Shares		Description	Value ($)

		Japan — 0.0%
72		Shinkin Central Bank, 2.71% Class A	154,771

		Sweden — 0.0%
2,443		Akelius Residential Property AB, 5.76%	93,121

		TOTAL PREFERRED STOCKS (COST $739,958)	798,784

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 11.7%

		Bank Deposit — 11.2%
108,497,716		State Street Bank & Trust Euro Time Deposit, 0.28%, due 07/02/18	108,497,716

		Mutual Fund - Securities Lending Collateral — 0.3%
2,603,688		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82%## **	2,603,688

		U.S. Government and Agency Obligations — 0.2%
2,150,000		United States Treasury Bill, 1.87%, due 09/27/18*** ‡‡	2,140,232

		TOTAL SHORT-TERM INVESTMENTS (COST $113,241,812)	113,241,636

		TOTAL INVESTMENTS — 100.3% (Cost $868,881,703)	968,805,926

		Other Assets and Liabilities (net) — (0.3)%	(2,730,252)

		NET ASSETS — 100.0%	$966,075,674

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2018.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $16,060 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $26,250.

	¤	Illiquid security. The total market value of the securities at period end is $16,060 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2018 was $26,250.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
14	Canadian Dollar	Sep 2018	$1,066,240	$(3,866)
104	MSCI EAFE Index	Sep 2018	10,168,080	(269,507)
127	S&P 500 E-mini Index	Sep 2018	17,282,160	(339,874)
7	S&P/TSX 60 Index	Sep 2018	1,025,216	4,122

				$(609,125)

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	10.3
Food	8.4
Internet	7.0
Software	7.0
Pharmaceuticals	6.9
Banks	5.3
Diversified Financial Services	4.1
Electric	3.9
Computers	3.6
Insurance	3.6
REITS	3.6
Health Care — Products	2.9
Health Care — Services	2.8
Telecommunications	2.8
Beverages	2.0
Aerospace & Defense	1.6
Mining	1.5
Agriculture	1.0
Household Products & Wares	1.0
Oil & Gas	0.9
Commercial Services	0.7
Iron & Steel	0.7
Gas	0.6
Real Estate	0.6
Media	0.5
Airlines	0.4
Apparel	0.4
Chemicals	0.4
Distribution & Wholesale	0.4
Electronics	0.4
Environmental Control	0.4
Transportation	0.4
Cosmetics & Personal Care	0.3
Leisure Time	0.3
Metal Fabricate & Hardware	0.3
Semiconductors	0.3
Engineering & Construction	0.2
Shipbuilding	0.2
Water	0.2
Advertising	0.1
Auto Manufacturers	0.1
Auto Parts & Equipment	0.1
Biotechnology	0.1
Lodging	0.1
Machinery — Diversified	0.1
Miscellaneous — Manufacturing	0.1
Electrical Components & Equipment	0.0
Energy-Alternate Sources	0.0
Food Service	0.0
Forest Products & Paper	0.0
Holding Companies — Diversified	0.0

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Home Builders	0.0
Investment Companies	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.4

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

June 30, 2018 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2018, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization of Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. Under the standards update, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this standard’s update to the Funds.

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$93,152,002	$0	*	$—		$93,152,002
Austria	16,568,717	—		—		16,568,717
Belgium	24,463,885	—		—		24,463,885
Bermuda	3,855,513	—		—		3,855,513
Brazil	14,943,307	—		—		14,943,307
Canada	28,600,904	—		—		28,600,904
Cayman Islands	37,236,640	—		—		37,236,640
China	2,651,720	—		—		2,651,720
Denmark	22,817,606	—		—		22,817,606
Finland	21,322,708	—		—		21,322,708
France	166,960,117	—		—		166,960,117
Germany	169,831,240	—		—		169,831,240
Hong Kong	28,357,328	—		—		28,357,328
Hungary	2,217,045	—		—		2,217,045
India	6,537,121	—		—		6,537,121
Indonesia	7,409,462	—		—		7,409,462
Ireland	17,191,926	—		—		17,191,926
Israel	10,277,837	—		—		10,277,837
Italy	37,007,742	—		—		37,007,742
Japan	455,641,030	—		—		455,641,030
Luxembourg	7,985,918	—		—		7,985,918
Malaysia	2,713,447	—		—		2,713,447
Malta	1,239,438	—		—		1,239,438
Mexico	5,309,411	—		—		5,309,411
Netherlands	75,256,376	—		—		75,256,376
New Zealand	2,056,260	—		—		2,056,260
Norway	19,157,984	—		—		19,157,984
Philippines	720,428	—		—		720,428
Poland	1,057,108	—		—		1,057,108
Portugal	3,325,055	—		0	**	3,325,055
Russia	5,852,976	—		—		5,852,976
Singapore	4,081,283	—		—		4,081,283
South Africa	1,991,614	—		—		1,991,614
South Korea	7,554,460	—		—		7,554,460
Spain	37,734,082	—		0	**	37,734,082
Sweden	32,557,147	—		—		32,557,147
Switzerland	142,863,619	—		—		142,863,619
Taiwan	15,274,515	—		—		15,274,515
Thailand	—	2,664,837		—		2,664,837

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Turkey	$1,333,802	$—		$—	$1,333,802
United Kingdom	295,875,270	—		—	295,875,270
United States	47,466,504	—		—	47,466,504

Total Common Stocks	1,878,450,547	2,664,837		0	1,881,115,384

Investment Companies
United States	19,369,532	—		—	19,369,532

Total Investment Companies	19,369,532	—		—	19,369,532

Preferred Stocks
Brazil	1,235,151	—		—	1,235,151
Germany	17,104,915	—		—	17,104,915
Italy	1,054,601	—		—	1,054,601

Total Preferred Stocks	19,394,667	—		—	19,394,667

Rights
Italy	—	0	*	—	—
Spain	158,978	—		—	158,978

Total Rights	158,978	0		—	158,978

Short-Term Investments
Bank Deposits	—	101,783,198		—	101,783,198
Mutual Fund - Securities Lending Collateral	27,861,637	—		—	27,861,637
U.S. Government and Agency Obligations	—	6,072,286		—	6,072,286

Total Short-Term Investments	27,861,637	107,855,484		—	135,717,121

Forward Foreign Currency Contracts†	—	857,582		—	857,582

Total Forward Foreign Currency Contracts	—	857,582		—	857,582

Total	$1,945,235,361	$111,377,903		$0	$2,056,613,264

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,463,400)	$—	$—	$(2,463,400)

Total Futures Contracts	(2,463,400)	—	—	(2,463,400)

Total	$(2,463,400)	$—	$—	$(2,463,400)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2018.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2018.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$99,109,023	$—		$99,109,023
Corporate Debt	—	287,036,323	0	**	287,036,323
Mortgage Backed Securities - Private Issuers	—	75,824,812	—		75,824,812
Mortgage Backed Securities - U.S. Government Agency Obligations	—	193,644,886	—		193,644,886
Municipal Obligations	—	8,082,040	—		8,082,040
Sovereign Debt Obligations	—	8,962,633	—		8,962,633
U.S. Government and Agency Obligations	—	84,890,170	—		84,890,170

Total Debt Obligations	—	757,549,887	0		757,549,887

Short-Term Investments
Bank Deposits	—	5,511,555	—		5,511,555
Certificates of Deposit	—	420,654	—		420,654
Mutual Fund - Securities Lending Collateral	9,330,222	—	—		9,330,222

Total Short-Term Investments	9,330,222	5,932,209	—		15,262,431

Futures Contracts†
Buys	778,346	—	—		778,346
Sales	121,447	—	—		121,447

Total Futures Contracts	899,793	—	—		899,793

Swaps
Centrally Cleared Interest Rate Swaps†	—	1,222,631	—		1,222,631

Total Swaps	—	1,222,631	—		1,222,631

Total	$10,230,015	$764,704,727	$0		$774,934,742

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(166,181)	$—	$—	$(166,181)

Total Futures Contracts	(166,181)	—	—	(166,181)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(188,535)	—	(188,535)

Total Swaps	—	(188,535)	—	(188,535)

Total	$(166,181)	$(188,535)	$—	$(354,716)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2018.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$3,493,530	$—		$3,493,530
Bank Loans	—	1,795,440	—		1,795,440
Corporate Debt	—	238,727,740	0	**	238,727,740
Mortgage Backed Securities - Private Issuers	—	5,930,919	—		5,930,919
Mortgage Backed Securities - U.S. Government Agency Obligations	—	1,683,878	—		1,683,878
Sovereign Debt Obligations	—	220,936,946	—		220,936,946
U.S. Government and Agency Obligations	—	19,459,896	—		19,459,896

Total Debt Obligations	—	492,028,349	0		492,028,349

Common Stocks
Diversified Financial Services	—	—	0	**	—
Oil & Gas	196,547	898,296	202,248		1,297,091

Total Common Stocks	196,547	898,296	202,248		1,297,091

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Preferred Stock
Oil & Gas	$—	$—	$372,400	$372,400

Total Convertible Preferred Stock	—	—	372,400	372,400

Preferred Stocks
Banks	982,639	—	—	982,639

Total Preferred Stocks	982,639	—	—	982,639

Short-Term Investments
U.S. Government and Agency Obligations	—	24,097,900	—	24,097,900

Total Short-Term Investments	—	24,097,900	—	24,097,900

Futures Contracts†
Sales	276	—	—	276

Total Futures Contracts	276	—	—	276

Forward Foreign Currency Contracts†	—	4,422,297	—	4,422,297

Total Forward Foreign Currency Contracts	—	4,422,297	—	4,422,297

Total	$1,179,462	$521,446,842	$574,648	$523,200,952

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(265)	$—	$—	$(265)

Total Futures Contracts	(265)	—	—	(265)

Forward Foreign Currency Contracts†	—	(12,174,597)	—	(12,174,597)

Total Forward Foreign Currency Contracts	—	(12,174,597)	—	(12,174,597)

Total	$(265)	$(12,174,597)	$—	$(12,174,862)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2018.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$2,057,314	$—	$—	$2,057,314
Australia	4,100,936	—	—	4,100,936
Bermuda	19,823,150	—	—	19,823,150
Brazil	47,250,027	—	—	47,250,027
British Virgin Islands	1,002,079	—	—	1,002,079
Cayman Islands	135,039,273	—	—	135,039,273
Chile	15,513,898	—	—	15,513,898
China	80,084,429	—	—	80,084,429
Colombia	915,925	—	—	915,925
Cyprus	1,265,536	—	—	1,265,536
Czech Republic	2,224,970	—	—	2,224,970
Egypt	3,076,311	—	—	3,076,311
France	2,729,267	—	—	2,729,267
Greece	863,032	—	—	863,032
Hong Kong	46,264,584	—	—	46,264,584
Hungary	4,011,308	—	—	4,011,308
India	113,109,570	600,812	—	113,710,382
Indonesia	21,714,568	—	—	21,714,568
Isle of Man	225,116	—	—	225,116
Japan	2,011,741	—	—	2,011,741
Luxembourg	207,831	—	—	207,831
Malaysia	16,110,773	—	—	16,110,773
Mexico	29,692,330	—	—	29,692,330
Netherlands	7,671,337	—	—	7,671,337
Nigeria	1,615,984	—	—	1,615,984
Philippines	5,147,116	—	—	5,147,116
Poland	6,725,542	—	—	6,725,542
Qatar	685,524	—	—	685,524
Russia	14,963,261	—	—	14,963,261
Singapore	2,427,565	—	—	2,427,565
South Africa	61,331,816	—	—	61,331,816
South Korea	115,955,701	273,356	—	116,229,057
Spain	46,152	—	—	46,152
Switzerland	2,622,298	—	—	2,622,298
Taiwan	104,212,823	671,545	—	104,884,368
Thailand	17,810,890	12,292,884	—	30,103,774
Turkey	6,248,517	—	—	6,248,517
United Arab Emirates	1,554,302	—	—	1,554,302
United Kingdom	11,236,339	—	—	11,236,339
United States	15,042,170	—	—	15,042,170

Total Common Stocks	924,591,305	13,838,597	—	938,429,902

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$11,240,028	$—	$—	$11,240,028
Colombia	265,267	—	—	265,267
Germany	1,119,681	—	—	1,119,681

Total Preferred Stocks	12,624,976	—	—	12,624,976

Short-Term Investments
Bank Deposits	—	87,817,161	—	87,817,161
Investment Fund	6,525,830	—	—	6,525,830
Mutual Fund - Securities Lending Collateral	12,207,560	—	—	12,207,560
U.S. Government and Agency Obligations	—	3,377,263	—	3,377,263

Total Short-Term Investments	18,733,390	91,194,424	—	109,927,814

Futures Contracts†
Sales	105,594	—	—	105,594

Total Futures Contracts	105,594	—	—	105,594

Synthetic Futures
Long	—	101,436	—	101,436

Total Synthetic Futures	—	101,436	—	101,436

Forward Foreign Currency Contracts†	—	4,738,737	—	4,738,737

Total Forward Foreign Currency Contracts	—	4,738,737	—	4,738,737

Total	$956,055,265	$109,873,194	$—	$1,065,928,459

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(3,342,953)	$—	$—	$(3,342,953)
Sales	(15,927)	—	—	(15,927)

Total Futures Contracts	(3,358,880)	—	—	(3,358,880)

Synthetic Futures
Long	—	(1,158,566)	—	(1,158,566)

Total Synthetic Futures	—	(1,158,566)	—	(1,158,566)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(3,891,930)	$—	$(3,891,930)

Total Forward Foreign Currency Contracts	—	(3,891,930)	—	(3,891,930)

Total	$(3,358,880)	$(5,050,496)	$—	$(8,409,376)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,066,422	$—	$—	$11,066,422
Austria	5,911,701	—	—	5,911,701
Belgium	4,279,343	—	—	4,279,343
Bermuda	9,891,277	16,060	—	9,907,337
British Virgin Islands	59,940	—	—	59,940
Canada	33,517,067	—	—	33,517,067
Denmark	5,493,403	—	—	5,493,403
Finland	6,997,935	—	—	6,997,935
France	15,929,370	—	—	15,929,370
Germany	25,825,425	—	—	25,825,425
Hong Kong	11,107,423	—	—	11,107,423
Ireland	6,471,854	—	—	6,471,854
Israel	6,951,503	—	—	6,951,503
Italy	1,543,973	—	—	1,543,973
Japan	49,333,740	—	—	49,333,740
Liberia	673,193	—	—	673,193
Luxembourg	3,175,397	—	—	3,175,397
Netherlands	5,484,045	—	—	5,484,045
New Zealand	6,380,994	—	—	6,380,994
Norway	7,539,031	—	—	7,539,031
Panama	1,759,933	—	—	1,759,933
Portugal	658,753	—	—	658,753
Puerto Rico	1,369,863	—	—	1,369,863
Singapore	7,574,851	—	—	7,574,851
Spain	1,810,773	—	—	1,810,773
Sweden	13,487,704	—	—	13,487,704
Switzerland	47,009,791	—	—	47,009,791

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$46,669,002	$—	$—	$46,669,002
United States	516,775,740	—	—	516,775,740

Total Common Stocks	854,749,446	16,060	—	854,765,506

Preferred Stocks
Germany	550,892	—	—	550,892
Japan	154,771	—	—	154,771
Sweden	93,121	—	—	93,121

Total Preferred Stocks	798,784	—	—	798,784

Short-Term Investments
Bank Deposits	—	108,497,716	—	108,497,716
Mutual Fund - Securities Lending Collateral	2,603,688	—	—	2,603,688
U.S. Government and Agency Obligations	—	2,140,232	—	2,140,232

Total Short-Term Investments	2,603,688	110,637,948	—	113,241,636

Futures Contracts†
Buys	4,122	—	—	4,122

Total Futures Contracts	4,122	—	—	4,122

Total	$858,156,040	$110,654,008	$—	$968,810,048

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(613,247)	$—	$—	$(613,247)

Total Futures Contracts	(613,247)	—	—	(613,247)

Total	$(613,247)	$—	$—	$(613,247)

†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Core Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$1,127,326,655	**	$—	$—	$1,127,326,655	**

Preferred Stocks	17,104,914	**	—	—	17,104,914	**

Emerging Markets

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$495,787,010	**	$1,801,536	*	$1,801,536	*	$495,787,010	**

Preferred Stocks	1,384,948	**	—		—		1,384,948	**

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$208,011,098	**	$—	$—	$208,011,098	**

Preferred Stocks	644,013	**	—	—	644,013	**

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following tables include a rollforward of the amounts for the period ended June 30, 2018 for financial instruments classified as Level 3:

Opportunistic Fixed

Investments in Securities	Balance as of March 31, 2018		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of June 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2018
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—
COMMON STOCKS
Diversified Financial Services	0	^	—	—	202,248	—	202,248		—
PREFERRED STOCKS
Oil & Gas	—		—	—	372,400	—	372,400		—

Total	$0	^	$—	$—	$574,648	$—	$574,648		$—

^	Represents one or more securities at $0 value as of March 31, 2018.
^^	Represents one or more securities at $0 value as of June 30, 2018.

Investments in Derivative Instruments

At June 30, 2018 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(2)	$(115,772)	$(115,772)

Total Value	$(115,772)	$(115,772)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Equity Risk	Total
Futures Contracts	110	110

Small/Mid Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(2)	$(547,694)	$(547,694)

Total Value	$(547,694)	$(547,694)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Equity Risk	Total
Futures Contracts	279	279

Non-US Core Equity

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(1)	$857,582	$—	$857,582

Total Value	$857,582	$—	$857,582

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$(2,463,400)	$(2,463,400)

Total Value	$—	$(2,463,400)	$(2,463,400)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	—	798	798
Forward Foreign Currency Contracts	(19,513,860)	—	(19,513,860)

Core Fixed

ASSET DERIVATIVES
	Interest Rate Risk	Total
Futures Contracts(2)	$899,793	$899,793
Centrally Cleared Swap Contracts**	1,222,631	1,222,631

Total Value	$2,122,424	$2,122,424

LIABILITY DERIVATIVES
	Interest Rate Risk	Total
Futures Contracts(2)	$(166,181)	$(166,181)
Centrally Cleared Swap Contracts**	(188,535)	(188,535)

Total Value	$(354,716)	$(354,716)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Interest Rate Risk	Total
Options Purchased	106,000	106,000
Options Written	(106,000)	(106,000)
Swaps Contracts	476,435,667	476,435,667
Futures Contracts	891	891

Opportunistic Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(2)	$—	$276	$276
Forward Foreign Currency Contracts(1)†	4,422,297	—	4,422,297

Total Value	$4,422,297	$276	$4,422,573

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(1)†	$(12,174,597)	$—	$(12,174,597)
Futures Contracts(2)	—	(265)	(265)

Total Value	$(12,174,597)	$(265)	$(12,174,862)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts	—	1,313	1,313
Forward Foreign Currency Contracts†	(9,388,083)	—	(9,388,083)

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)††	$—	$207,030	$207,030
Forward Foreign Currency Contracts(1)	4,738,737	—	4,738,737

Total Value	$4,738,737	$207,030	$4,945,767

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(1)	$(3,891,930)	$—	$(3,891,930)
Futures Contracts(2)††	—	(4,517,446)	(4,517,446)

Total Value	$(3,891,930)	$(4,517,446)	$(8,409,376)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	—	6,655,099	6,655,099
Forward Foreign Currency Contracts	32,262,544	—	32,262,544

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$4,122	$4,122

Total Value	$—	$4,122	$4,122

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$(3,866)	$(609,381)	$(613,247)

Total Value	$(3,866)	$(609,381)	$(613,247)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	16	268	284

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown in the Forward Foreign Currency Contracts table within the Schedule of Investments.
(2)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(3)	As shown in the Centrally Cleared Interest Rate Swaps table within the Schedule of Investments.
(4)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2018.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally,

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at June 30, 2018. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2018 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$20,156,163	$6,987,457	$13,517,048
Small/Mid Cap	88,637,418	8,592,586	81,594,175
Non-US Core Equity	48,887,296	27,861,637	23,310,460
Core Fixed	36,209,365	9,330,222	27,600,635
Emerging Markets	37,870,148	12,207,560	26,881,153
Global Low Volatility	25,711,507	2,603,688	23,901,486

Opportunistic Fixed did not have any securities on loan at June 30, 2018.

For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at June 30, 2018, with a contractual maturity of overnight and continuous.

For Non-US Core Equity and Core Fixed, the values of the security loan obligations are classified as follows at June 30, 2018:

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of June 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$27,703,518	$—	$—	$—	$27,703,518
Rights	158,119	—	—	—	158,119

Total	$27,861,637	$—	$—	$—	$27,861,637

Total Borrowings	$27,861,637	$—	$—	$—	$27,861,637

Gross amount of recognized liabilities for securities lending transactions					$27,861,637

Core Fixed

	Remaining Contractual Maturity of the Agreements As of June 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$8,964,024	$—	$—	$—	$8,964,024
Sovereign Debt Obligations	366,198	—	—	—	366,198

Total	$9,330,222	$—	$—	$—	$9,330,222

Total Borrowings	$9,330,222	$—	$—	$—	$9,330,222

Gross amount of recognized liabilities for securities lending transactions					$9,330,222

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(e)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2018, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of June 30, 2018.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(f)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

During the period ended June 30, 2018, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of June 30, 2018.

(g)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

During the period ended June 30, 2018, Core Fixed used options to manage interest rate and volatility exposure.

(h)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2018, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2018.

(i)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(j)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of June 30, 2018.

(k)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2018.

(l)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of June 30, 2018.

(m)  Bank loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2018, the Funds held no unfunded loan commitments.

(n)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(o)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(p)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(q)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Federal income taxes

As of June 30, 2018, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$398,451,199	$65,405,772	$(10,799,159)	$54,606,613
Small/Mid Cap	717,775,583	153,109,357	(24,825,687)	128,283,670
Non-US Core Equity	1,895,646,816	247,260,259	(87,151,393)	160,108,866
Core Fixed	793,345,934	3,167,199	(23,700,815)	(20,533,616)
Opportunistic Fixed	540,348,045	8,807,575	(30,377,241)	(21,569,666)
Emerging Markets	1,081,218,944	74,058,495	(94,294,747)	(20,236,252)
Global Low Volatility	870,652,101	121,487,761	(23,333,936)	98,153,825

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	August 21, 2018

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	August 21, 2018

By:	/S/ Janice Desmond
Janice Desmond Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2018